UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 877-332-7806

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.0%)
AUSTRALIA (4.6%)
Commercial Services & Supplies (1.4%)
Cabcharge Australia Ltd. (a)	4,500	$21,608

Information Technology Services (1.0%)
Iress Market Technology Ltd. (a)	2,100	15,485

Real Estate Investment Trust (REIT) (1.2%)
BWP Trust (a)	10,000	18,515

Specialty Retail (1.0%)
ARB Corp. Ltd. (a)	1,800	15,700

		71,308

CHINA (3.0%)
Chemicals (0.8%)
Yingde Gases (a)	11,500	13,226

Oil, Gas & Consumable Fuels (1.2%)
Green Dragon Gas Ltd.*	1,950	18,135

Real Estate Management & Development (1.0%)
Yanlord Land Group Ltd. (a)	17,000	15,489

		46,850

HONG KONG (11.7%)
Commercial Banks (1.9%)
Dah Sing Banking Group Ltd. (a)	29,200	29,481

Consumer Finance (1.1%)
Public Financial Holdings Ltd. (a)	40,000	17,298

Diversified Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd. (a)	8,500	18,088

Hotels, Restaurants & Leisure (2.2%)
Cafe de Coral Holdings Ltd. (a)	6,000	13,719
Hongkong & Shanghai Hotels Ltd. (The) (a)	15,500	20,686

		34,405

Marine (1.4%)
Pacific Basin Shipping Ltd. (a)	46,000	21,810

Specialty Retail (1.4%)
Giordano International Ltd. (a)	28,000	22,367

Textiles, Apparel & Luxury Goods (1.4%)
Texwinca Holdings Ltd. (a)	20,000	21,949

Transportation Infrastructure (1.1%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	1,200	16,715

		182,113

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

INDIA (10.3%)
Chemicals (2.6%)
Castrol (India) Ltd. (a)	2,150	$21,350
Kansai Nerolac Paints Ltd. (a)	1,100	19,316

		40,666

Gas Utilities (1.3%)
Gujarat Gas Co. Ltd. (a)	2,670	21,029

Information Technology Services (3.3%)
CMC Ltd. (a)	1,410	25,815
Mphasis Ltd. (a)	3,450	26,383

		52,198

Personal Products (1.5%)
Godrej Consumer Products Ltd. (a)	2,600	23,456

Pharmaceuticals (1.6%)
Aventis Pharma Ltd. (a)	350	16,261
Piramal Healthcare Ltd. (a)	950	7,891

		24,152

		161,501

INDONESIA (3.9%)
Commercial Banks (2.1%)
Bank OCBC Nisp Tbk PT*	110,000	13,888
Bank Permata Tbk PT* (a)	128,000	19,658

		33,546

Construction Materials (1.8%)
Holcim Indonesia Tbk PT (a)	111,000	27,428

		60,974

MALAYSIA (19.5%)
Air Freight & Logistics (0.9%)
POS Malaysia Bhd (a)	15,000	13,844

Automobiles (1.6%)
Oriental Holdings Bhd (a)	14,200	24,631

Beverages (1.8%)
Fraser & Neave Holdings Bhd (a)	2,500	14,649
Guinness Anchor Bhd (a)	3,300	13,448

		28,097

Commercial Banks (0.8%)
Alliance Financial Group Bhd (a)	9,000	11,724

Construction Materials (1.8%)
Lafarge Malayan Cement Bhd (a)	6,600	14,469
Tasek Corp. Bhd (a)	5,000	13,127

		27,596

Diversified Financial Services (1.0%)
Bursa Malaysia Bhd (a)	6,500	14,930

Food Products (4.1%)
United Malacca Bhd (a)	10,500	23,458

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

United Plantations Bhd (a)	6,100	$40,792

		64,250

Hotels, Restaurants & Leisure (0.9%)
Shangri-La Hotels Malaysia Bhd	17,500	14,813

Household Durables (0.8%)
Panasonic Manufacturing Malaysia Bhd (a)	2,000	13,131

Media (0.8%)
Star Publications Malaysia Bhd (a)	12,000	13,016

Multiline Retail (2.5%)
Aeon Co. (M) Bhd (a)	16,000	39,283

Real Estate Management & Development (2.5%)
SP Setia Bhd (a)	18,000	23,388
YNH Property Bhd (a)	25,000	15,040

		38,428

		303,743

NETHERLANDS (2.9%)
Semiconductors & Semiconductor Equipment (2.9%)
ASM International NV (a)	1,350	44,704

PHILIPPINES (4.6%)
Hotels, Restaurants & Leisure (1.0%)
Jollibee Foods Corp. (a)	6,700	15,269

Real Estate Management & Development (2.5%)
Cebu Holdings, Inc.	553,000	39,459

Transportation Infrastructure (1.1%)
Asian Terminals, Inc.	90,000	16,453

		71,181

REPUBLIC OF SOUTH KOREA (3.9%)
Commercial Banks (3.4%)
BS Financial Group, Inc.* (a)	2,200	24,874
DGB Financial Group, Inc.* (a)	2,050	27,304

		52,178

Multiline Retail (0.5%)
Shinsegae Co. Ltd. (a)	34	8,350

		60,528

SINGAPORE (19.4%)
Air Freight & Logistics (0.8%)
Singapore Post Ltd. (a)	17,000	13,166

Consumer Finance (1.0%)
Hong Leong Finance Ltd. (a)	9,000	16,436

Electronic Equipment, Instruments & Components (3.1%)
Venture Corp. Ltd. (a)	4,000	22,895
WBL Corp. Ltd. (a)	10,000	25,069

		47,964

Food Products (1.1%)
Petra Foods Ltd.	11,000	17,184

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Health Care Providers & Services (1.5%)
Raffles Medical Group Ltd. (a)	13,000	$22,789

Pharmaceuticals (1.1%)
Eu Yan Sang International Ltd. (a)	31,000	16,599

Real Estate Investment Trust (REIT) (2.3%)
CDL Hospitality Trusts (a)	25,000	35,226

Real Estate Management & Development (4.4%)
Bukit Sembawang Estates Ltd. (a)	11,000	37,490
Wheelock Properties (Singapore) Ltd. (a)	25,000	31,746

		69,236

Road & Rail (2.2%)
ComfortDelGro Corp. Ltd. (a)	18,000	21,206
SBS Transit Ltd.	9,500	12,915

		34,121

Transportation Infrastructure (1.9%)
SATS Ltd. (a)	16,000	29,094

		301,815

SRI LANKA (3.6%)
Commercial Banks (0.9%)
Commercial Bank of Ceylon PLC	15,428	14,223

Industrial Conglomerates (1.8%)
Aitken Spence & Co. PLC	13,000	12,909
John Keells Holdings PLC	10,000	14,837

		27,746

Oil, Gas & Consumable Fuels (0.9%)
Chevron Lubricants Lanka PLC	9,600	14,328

		56,297

THAILAND (11.2%)
Commercial Banks (1.3%)
Tisco Financial Group PCL, Foreign Shares	17,400	20,054

Construction Materials (1.1%)
Siam City Cement PCL, Foreign Shares	2,100	17,421

Electronic Equipment, Instruments & Components (1.2%)
Hana Microelectronics PCL, Foreign Shares	33,000	19,494

Food & Staples Retailing (3.6%)
Big C Supercenter PCL, Foreign Shares	6,500	24,525
Siam Makro PCL, Foreign Shares	3,800	31,377

		55,902

Health Care Providers & Services (0.8%)
Bumrungrad Hospital PCL, Foreign Shares	8,500	12,968

Hotels, Restaurants & Leisure (1.1%)
Minor International PCL, Foreign Shares	44,000	16,464

Media (1.0%)
BEC World PCL, Foreign Shares	11,000	15,337

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Real Estate Management & Development (1.1%)
Central Pattana PCL, Foreign Shares	13,500	$17,099

		174,739

UNITED KINGDOM (1.4%)
Food Products (1.4%)
MP Evans Group PLC	3,200	22,288

Total Common Stocks		1,558,041

Total Investments (Cost $1,654,569) (b)—100.0%		1,558,041

Other assets in excess of liabilities—0.0%		691

Net Assets—100.0%		$1,558,732

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.4%)
CHINA (26.5%)
Chemicals (1.9%)
Yingde Gases (a)	758,000	$871,734

Commercial Banks (2.9%)
China Merchants Bank Co. Ltd., A Shares (a)	665,000	1,332,901

Construction Materials (1.5%)
Huaxin Cement Co. Ltd., B Shares (a)	375,000	684,131

Energy Equipment & Services (0.3%)
Greka Drilling Ltd.*	225,000	127,197

Food & Staples Retailing (2.4%)
China Resources Enterprise Ltd. (a)	320,000	1,100,550

Media (0.9%)
Charm Communications, Inc., ADR*	46,652	403,540

Metals & Mining (2.2%)
Baoshan Iron & Steel Co. Ltd., A Shares (a)	1,240,000	998,202

Oil, Gas & Consumable Fuels (8.9%)
CNOOC Ltd. (a)	780,000	1,583,035
Green Dragon Gas Ltd.*	75,000	697,500
PetroChina Co. Ltd., H Shares (a)	1,236,000	1,796,929

		4,077,464

Real Estate Management & Development (1.6%)
Yanlord Land Group Ltd. (a)	790,000	719,804

Wireless Telecommunication Services (3.9%)
China Mobile Ltd. (a)	177,500	1,814,014

		12,129,537

HONG KONG (70.9%)
Commercial Banks (11.7%)
Dah Sing Banking Group Ltd. (a)	759,600	766,921
HSBC Holdings PLC (a)	167,951	1,404,569
Standard Chartered PLC (HK Listing) (a)	78,508	1,909,885
Wing Hang Bank Ltd. (a)	137,862	1,271,474

		5,352,849

Consumer Finance (2.0%)
AEON Credit Service (Asia) Co. Ltd.	570,000	415,264
Public Financial Holdings Ltd. (a)	1,210,000	523,252

		938,516

Containers & Packaging (0.7%)
Hung Hing Printing Group Ltd. (a)	1,660,000	331,880

Distributors (4.0%)
Li & Fung Ltd. (a)	840,380	1,827,969

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen China Opportunities Fund

Diversified Telecommunication Services (1.3%)
Asia Satellite Telecommunications Holdings Ltd. (a)	289,000	$615,008

Food & Staples Retailing (3.0%)
Convenience Retail Asia Ltd. (a)	502,000	206,825
Dairy Farm International Holdings Ltd. (a)	117,000	1,148,985

		1,355,810

Hotels, Restaurants & Leisure (2.9%)
Hongkong & Shanghai Hotels Ltd. (The) (a)	1,002,315	1,337,713

Industrial Conglomerates (7.7%)
Jardine Strategic Holdings Ltd. (a)	113,500	3,532,494

Insurance (3.5%)
AIA Group Ltd. (a)	475,200	1,587,719

Marine (1.3%)
Pacific Basin Shipping Ltd. (a)	1,253,000	594,089

Multiline Retail (2.4%)
AEON Stores (Hong Kong) Co. Ltd. (a)	446,000	1,078,781

Real Estate Management & Development (15.5%)
Hang Lung Group Ltd. (a)	270,000	1,716,282
Hang Lung Properties Ltd. (a)	70,000	240,800
Sun Hung Kai Properties Ltd. (a)	127,131	1,763,858
Swire Pacific Ltd., Class A (a)	40,000	444,803
Swire Pacific Ltd., Class B (a)	1,160,000	2,459,320
Swire Properties Ltd.*	190,400	481,199

		7,106,262

Road & Rail (3.2%)
MTR Corp. Ltd. (a)	443,844	1,480,654

Semiconductors & Semiconductor Equipment (5.0%)
ASM Pacific Technology Ltd. (a)	177,000	2,281,025

Specialty Retail (2.5%)
Giordano International Ltd. (a)	1,422,000	1,135,902

Textiles, Apparel & Luxury Goods (1.8%)
Samsonite International SA* (a)	54,900	87,357
Texwinca Holdings Ltd. (a)	684,000	750,651

		838,008

Transportation Infrastructure (2.4%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	77,600	1,080,888

		32,475,567

Total Common Stocks		44,605,104

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $1,377,003 collateralized by U.S. Treasury Note, maturing 8/31/14; total market value of $1,409,469	$1,377,000	1,377,000

Total Repurchase Agreement		1,377,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen China Opportunities Fund

Total Investments (Cost $38,305,317) (b)—100.4%	45,982,104

Liabilities in excess of other assets—(0.4)%	(162,849)

Net Assets—100.0%	$45,819,255

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (81.7%)
BRAZIL (7.1%)
Multiline Retail (1.5%)
Lojas Renner SA	146,189	$4,936,556

Oil, Gas & Consumable Fuels (2.7%)
Ultrapar Participacoes SA	441,000	8,922,476

Real Estate Management & Development (1.2%)
Multiplan Empreendimentos Imobiliarios SA	174,851	4,002,999

Tobacco (1.7%)
Souza Cruz SA	432,909	5,634,358

		23,496,389

CHILE (1.7%)
Commercial Banks (1.7%)
Banco Santander Chile ADR	69,000	5,623,500

CHINA (7.1%)
Oil, Gas & Consumable Fuels (3.0%)
PetroChina Co. Ltd., H Shares (a)	6,849,200	9,957,543

Wireless Telecommunication Services (4.1%)
China Mobile Ltd. (a)	1,317,600	13,465,602

		23,423,145

HONG KONG (7.1%)
Insurance (1.7%)
AIA Group Ltd. (a)	1,619,000	5,409,338

Real Estate Management & Development (5.4%)
Hang Lung Group Ltd. (a)	1,245,000	7,913,965
Swire Pacific Ltd., Class A (a)	509,000	5,660,123
Swire Pacific Ltd., Class B (a)	1,540,000	3,264,960
Swire Properties Ltd.*	456,400	1,153,462

		17,992,510

		23,401,848

HUNGARY (1.7%)
Pharmaceuticals (1.7%)
Richter Gedeon Nyrt. (a)	35,013	5,760,395

INDIA (12.7%)
Automobiles (1.7%)
Hero Motocorp Ltd. (a)	147,000	5,535,621

Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	165,900	3,012,522
ICICI Bank Ltd. ADR	31,000	1,122,510

		4,135,032

Construction Materials (1.8%)
Grasim Industries Ltd. (a)	18,262	966,375

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Fund

Grasim Industries Ltd. GDR, REG S (a)(b)	24,359	$1,294,939
UltraTech Cement Ltd. (a)	132,454	3,263,342
UltraTech Cement Ltd. GDR, REG S (b)	13,918	343,148

		5,867,804

Household Products (0.8%)
Hindustan Unilever Ltd. (a)	351,443	2,696,944

Information Technology Services (2.6%)
Infosys Ltd. (a)	113,800	6,246,431
Infosys Ltd. ADR	42,000	2,309,580

		8,556,011

Pharmaceuticals (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	75,211	2,940,960

Thrifts & Mortgage Finance (2.6%)
Housing Development Finance Corp. Ltd. (a)	616,000	8,707,961

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd. (a)	471,000	3,480,482

		41,920,815

INDONESIA (3.0%)
Automobiles (3.0%)
PT Astra International Tbk (a)	1,138,000	9,964,712

ITALY (2.0%)
Energy Equipment & Services (2.0%)
Tenaris SA ADR	169,600	6,658,496

MALAYSIA (1.8%)
Commercial Banks (1.8%)
CIMB Group Holdings Bhd (a)	1,487,000	3,376,193
Public Bank Bhd (Foreign Mkt) (a)	570,800	2,549,498

		5,925,691

MEXICO (6.9%)
Beverages (3.0%)
Fomento Economico Mexicano SAB de CV ADR	142,501	10,049,170

Commercial Banks (2.6%)
Grupo Financiero Banorte SAB de CV	2,121,695	8,464,577

Food & Staples Retailing (0.5%)
Organizacion Soriana SAB de CV, Class B*	646,000	1,627,626

Transportation Infrastructure (0.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	39,000	2,568,930

		22,710,303

PHILIPPINES (2.3%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	2,521,829	3,556,989

Real Estate Management & Development (1.2%)
Ayala Land, Inc. (a)	10,235,800	4,210,367

		7,767,356

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Fund

POLAND (1.8%)
Commercial Banks (1.8%)
Bank Pekao SA (a)	125,000	$6,108,032

REPUBLIC OF SOUTH KOREA (1.2%)
Food & Staples Retailing (0.9%)
E-Mart Co. Ltd. (a)	11,503	2,770,971

Multiline Retail (0.3%)
Shinsegae Co. Ltd. (a)	4,456	1,094,323

		3,865,294

RUSSIA (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
LUKOIL OAO ADR	157,000	9,190,859

SOUTH AFRICA (5.1%)
Beverages (1.3%)
SABMiller PLC (a)	116,081	4,425,176

Food & Staples Retailing (1.4%)
Massmart Holdings Ltd. (a)	207,083	4,657,902

Specialty Retail (2.4%)
Truworths International Ltd. (a)	793,798	7,932,425

		17,015,503

TAIWAN (4.4%)
Semiconductors & Semiconductor Equipment (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,071,308	10,800,636

Wireless Telecommunication Services (1.1%)
Taiwan Mobile Co. Ltd. (a)	1,249,000	3,777,173

		14,577,809

THAILAND (5.3%)
Commercial Banks (1.3%)
Siam Commercial Bank PCL, Foreign Shares	1,076,800	4,199,667

Construction Materials (2.0%)
Siam Cement PCL, Foreign Shares (a)	514,900	6,711,294

Oil, Gas & Consumable Fuels (2.0%)
PTT Exploration & Production PCL, Foreign Shares	1,179,800	6,736,144

		17,647,105

TURKEY (5.2%)
Commercial Banks (3.7%)
Akbank T.A.S. (a)	2,194,001	8,228,293
Turkiye Garanti Bankasi A.S. (a)	1,141,000	4,108,554

		12,336,847

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	161,331	4,967,143

		17,303,990

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Fund

UNITED KINGDOM (2.5%)
Commercial Banks (2.5%)
Standard Chartered PLC - London Listing (a)	337,125	$8,147,595

Total Common Stocks		270,508,837

PREFERRED STOCKS (14.8%)
BRAZIL (10.8%)
Commercial Banks (3.3%)
Banco Bradesco SA ADR, Preferred Shares	602,080	10,765,190

Metals & Mining (4.2%)
Vale SA ADR, Preferred Shares	577,000	13,969,170

Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR, Preferred Shares	394,000	11,004,420

		35,738,780

REPUBLIC OF SOUTH KOREA (4.0%)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	22,600	13,267,944

Total Preferred Stocks		49,006,724

REPURCHASE AGREEMENT (3.5%)
UNITED STATES (3.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $11,776,023, collateralized by U.S. Treasury Note, maturing 8/31/14; total market value $12,015,056	$11,776,000	11,776,000

Total Repurchase Agreement		11,776,000

Total Investments (Cost $279,883,326) (c)—100.0%		331,291,561

Liabilities in excess of other assets—0.0%		(96,603)

Net Assets—100.0%		$331,194,958

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (77.0%)
Aerospace & Defense (2.8%)
BE Aerospace, Inc.*	156,300	$6,595,860
Precision Castparts Corp.	47,400	7,758,432

		14,354,292

Auto Components (1.8%)
BorgWarner, Inc.*	120,400	8,985,452

Beverages (1.5%)
PepsiCo, Inc.	118,400	7,775,328

Biotechnology (1.3%)
Gilead Sciences, Inc.*	131,300	6,412,692

Capital Markets (1.4%)
State Street Corp.	183,200	7,177,776

Chemicals (5.8%)
Potash Corp. of Saskatchewan, Inc.	237,000	11,077,380
Praxair, Inc.	88,100	9,356,220
Valspar Corp.	219,000	9,469,560

		29,903,160

Commercial Services & Supplies (0.9%)
Clean Harbors, Inc.*	68,300	4,333,635

Communications Equipment (2.8%)
Cisco Systems, Inc.	211,000	4,141,930
QUALCOMM, Inc.	169,332	9,960,108

		14,102,038

Computers & Peripherals (3.1%)
Apple, Inc.*	15,260	6,965,885
EMC Corp.*	250,000	6,440,000
NetApp, Inc.*	68,500	2,585,190

		15,991,075

Diversified Financial Services (4.1%)
IntercontinentalExchange, Inc.*	105,300	12,054,744
JPMorgan Chase & Co.	241,650	9,013,545

		21,068,289

Electric Utilities (1.5%)
ITC Holdings Corp.	100,500	7,407,855

Electrical Equipment (1.6%)
Emerson Electric Co.	162,900	8,369,802

Energy Equipment & Services (1.9%)
Schlumberger Ltd.	131,400	9,877,338

Food & Staples Retailing (2.1%)
CVS Caremark Corp.	261,400	10,913,450

Food Products (2.8%)
Kellogg Co.	173,800	8,606,576

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Equity Long-Short Fund

TreeHouse Foods, Inc.*	101,400	$5,733,156

		14,339,732

Health Care Equipment & Supplies (3.3%)
Hill-Rom Holdings, Inc.	150,800	4,977,908
Intuitive Surgical, Inc.*	9,000	4,139,190
St. Jude Medical, Inc.	186,700	7,787,257

		16,904,355

Health Care Providers & Services (2.1%)
Aetna, Inc.	249,200	10,890,040

Hotels, Restaurants & Leisure (1.8%)
Starwood Hotels & Resorts Worldwide, Inc.	170,000	9,220,800

Information Technology Services (5.2%)
Alliance Data Systems Corp.*	50,000	5,540,000
Cognizant Technology Solutions Corp., Class A*	190,600	13,675,550
Visa, Inc., Class A	73,520	7,399,053

		26,614,603

Insurance (1.5%)
Aspen Insurance Holdings Ltd.	294,000	7,808,640

Internet Software & Services (1.0%)
Yahoo!, Inc.*	325,000	5,027,750

Life Sciences Tools & Services (1.8%)
Waters Corp.*	103,800	8,985,966

Machinery (2.8%)
Deere & Co.	88,500	7,624,275
Wabtec Corp.	99,000	6,810,210

		14,434,485

Media (2.8%)
Comcast Corp., Class A	536,500	14,265,535

Multiline Retail (2.0%)
Target Corp.	196,000	9,958,760

Oil, Gas & Consumable Fuels (5.1%)
Apache Corp.	62,500	6,180,000
Berry Petroleum Co., Class A	191,000	8,596,910
EOG Resources, Inc.	104,400	11,081,016

		25,857,926

Road & Rail (2.4%)
Canadian National Railway Co.	82,600	6,229,692
Kansas City Southern*	91,423	6,275,274

		12,504,966

Software (4.4%)
Oracle Corp.	402,000	11,336,400
Solera Holdings, Inc.	231,766	11,071,462

		22,407,862

Specialty Retail (2.5%)
Staples, Inc.	442,000	6,466,460
Urban Outfitters, Inc.*	237,600	6,296,400

		12,762,860

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Equity Long-Short Fund

Textiles, Apparel & Luxury Goods (1.7%)
Warnaco Group, Inc. (The)*	152,600	$8,888,950

Tobacco (1.2%)
Philip Morris International, Inc.	82,500	6,168,525

Total Common Stocks—Long Positions		393,713,937

REPURCHASE AGREEMENT (20.4%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $104,319,203 collateralized by U.S. Treasury Note, maturing 06/30/14; total market value of $106,410,453	$104,319,000	104,319,000

Total Repurchase Agreement		104,319,000

Total Investments (Cost $464,050,854) (a)—97.4%		498,032,937

Other assets in excess of liabilities—2.6%		13,488,222

Net Assets—100.0%		$511,521,159

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (28.8%)
Aerospace & Defense (2.1%)
Northrop Grumman Corp.	181,200	10,518,660

Commercial Banks (2.0%)
Fifth Third Bancorp	440,400	5,729,604
TCF Financial Corp.	458,400	4,602,336

		10,331,940

Consumer Finance (1.4%)
Discover Financial Services	262,000	7,121,160

Diversified Financial Services (0.7%)
Bank of America Corp.	528,700	3,769,631

Electronic Equipment, Instruments & Components (0.5%)
Badger Meter, Inc.	87,300	2,805,822

Food Products (1.9%)
Campbell Soup Co.	300,200	9,516,340

Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	1,622,900	9,672,484

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	185,600	7,986,368

Health Care Technology (0.8%)
Quality Systems, Inc.	105,000	4,258,800

Hotels, Restaurants & Leisure (2.5%)
Bally Technologies, Inc.*	135,400	5,716,588
Darden Restaurants, Inc.	152,700	7,004,349

		12,720,937

Household Durables (1.4%)
Leggett & Platt, Inc.	341,200	7,322,152

Insurance (1.3%)
Allstate Corp. (The)	226,200	6,525,870

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Equity Long-Short Fund

Internet Software & Services (1.8%)
eBay, Inc.*	289,700	$9,154,520

Machinery (2.8%)
Astec Industries, Inc.*	73,300	2,479,006
Illinois Tool Works, Inc.	218,600	11,592,358

		14,071,364

Oil, Gas & Consumable Fuels (1.9%)
Chesapeake Energy Corp.	244,200	5,159,946
Denbury Resources, Inc.*	250,000	4,715,000

		9,874,946

Pharmaceuticals (1.0%)
Eli Lilly & Co.	130,400	5,182,096

Semiconductors & Semiconductor Equipment (1.0%)
Altera Corp.	128,400	5,109,036

Specialty Retail (1.0%)
Hibbett Sports, Inc.*	106,600	5,109,338

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.*	99,700	6,294,061

Total Common Stocks—Short Positions		147,345,525

EXCHANGE TRADED FUNDS—SHORT POSITIONS (5.9%)
Equity Funds (5.9%)
Consumer Discretionary Select Sector SPDR Fund	97,700	4,036,964
Market Vectors Semiconductor ETF*	201,000	6,737,520
Materials Select Sector SPDR Fund	212,700	7,908,186
SPDR S&P Oil & Gas Exploration & Production ETF	115,300	6,293,074
SPDR S&P Retail ETF	98,500	5,432,275

		30,408,019

Total Exchange Traded Funds—Short Positions		30,408,019

Total Securities Sold Short (Proceeds $164,046,812)—34.7%		$177,753,544

*	Non-income producing security.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.3%)
AUSTRALIA (3.1%)
Insurance (3.1%)
QBE Insurance Group Ltd. (a)	130,700	$1,591,099

CANADA (1.9%)
Road & Rail (1.9%)
Canadian National Railway Co.	13,200	995,628

CHINA (3.3%)
Oil, Gas & Consumable Fuels (1.7%)
PetroChina Co. Ltd., H Shares (a)	616,000	895,557

Wireless Telecommunication Services (1.6%)
China Mobile Ltd. (a)	78,500	802,254

		1,697,811

FRANCE (1.2%)
Electrical Equipment (1.2%)
Schneider Electric SA (a)	9,900	616,404

HONG KONG (1.6%)
Real Estate Management & Development (1.6%)
Swire Pacific Ltd., Class A (a)	62,500	695,005
Swire Properties Ltd.*	43,750	110,570

		805,575

ITALY (5.8%)
Energy Equipment & Services (3.1%)
Tenaris SA ADR	41,000	1,609,660

Oil, Gas & Consumable Fuels (2.7%)
Eni SpA (a)	62,200	1,378,155

		2,987,815

JAPAN (7.2%)
Chemicals (1.6%)
Shin-Etsu Chemical Co. Ltd. (a)	15,700	817,594

Machinery (1.6%)
FANUC Corp. (a)	4,900	825,001

Office Electronics (2.4%)
Canon, Inc. (a)	28,200	1,210,494

Real Estate Management & Development (1.6%)
Daito Trust Construction Co. Ltd. (a)	8,900	840,341

		3,693,430

MEXICO (2.0%)
Beverages (2.0%)
Fomento Economico Mexicano SAB de CV ADR	14,600	1,029,592

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Equity Fund

SINGAPORE (1.1%)
Real Estate Management & Development (1.1%)
City Developments Ltd. (a)	72,000	$563,137

SWEDEN (5.1%)
Commercial Banks (2.1%)
Nordea Bank AB (a)	129,900	1,090,436

Communications Equipment (1.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	101,700	946,443

Machinery (1.1%)
Atlas Copco AB, A Shares (a)	23,900	569,893

		2,606,772

SWITZERLAND (13.3%)
Food Products (2.5%)
Nestle SA (a)	22,100	1,268,187

Insurance (4.1%)
Zurich Financial Services AG* (a)	8,736	2,102,488

Pharmaceuticals (6.7%)
Novartis AG (a)	26,500	1,438,243
Roche Holding AG (a)	11,900	2,018,888

		3,457,131

		6,827,806

TAIWAN (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,600	1,923,328

UNITED KINGDOM (17.8%)
Commercial Banks (5.5%)
HSBC Holdings PLC (a)	134,600	1,124,598
Standard Chartered PLC (a)	69,400	1,677,251

		2,801,849

Metals & Mining (1.2%)
Rio Tinto PLC (a)	10,300	620,486

Multi-Utilities (2.0%)
Centrica PLC (a)	227,500	1,053,353

Oil, Gas & Consumable Fuels (1.9%)
Royal Dutch Shell PLC, B Shares (a)	26,700	975,807

Tobacco (3.4%)
British American Tobacco PLC (a)	37,600	1,731,412

Wireless Telecommunication Services (3.8%)
Vodafone Group PLC (a)	732,900	1,976,748

		9,159,655

UNITED STATES (23.1%)
Aerospace & Defense (2.1%)
United Technologies Corp.	13,500	1,057,725

Beverages (2.4%)
PepsiCo, Inc.	18,800	1,234,596

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Equity Fund

Energy Equipment & Services (1.1%)
Schlumberger Ltd.	7,300	$548,741

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	30,700	1,281,725

Food Products (2.0%)
Kraft Foods, Inc., Class A	26,600	1,018,780

Health Care Providers & Services (1.4%)
Quest Diagnostics, Inc.	12,800	743,424

Media (0.3%)
Comcast Corp., Class A	4,796	127,526

Oil, Gas & Consumable Fuels (2.1%)
EOG Resources, Inc.	10,100	1,072,014

Pharmaceuticals (3.4%)
Johnson & Johnson	26,800	1,766,388

Software (2.1%)
Oracle Corp.	38,600	1,088,520

Tobacco (3.7%)
Philip Morris International, Inc.	25,400	1,899,158

		11,838,597

Total Common Stocks		46,336,649

PREFERRED STOCKS (8.6%)
BRAZIL (6.1%)
Commercial Banks (3.1%)
Banco Bradesco SA ADR, Preferred Shares	90,000	1,609,200

Metals & Mining (0.1%)
Vale SA ADR, Preferred Shares	2,433	58,903

Oil, Gas & Consumable Fuels (2.9%)
Petroleo Brasileiro SA ADR, Preferred Shares	52,200	1,457,946

		3,126,049

REPUBLIC OF SOUTH KOREA (2.5%)
Semiconductors & Semiconductor Equipment (2.5%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	4,400	1,298,317

Total Preferred Stocks		4,424,366

REPURCHASE AGREEMENT (1.0%)
UNITED STATES (1.0%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $528,001, collateralized by U.S.Treasury Note, maturing 8/31/14; total market value of $542,513	$528,000	528,000

Total Repurchase Agreement		528,000

Total Investments (Cost $45,152,637) (c)—99.9%		51,289,015

Other assets in excess of liabilities—0.1%		72,396

Net Assets—100.0%		$51,361,411

*	Non-income producing security.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Global Equity Fund

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.3%)
BRAZIL (13.3%)
Metals & Mining (6.4%)
Vale SA ADR	139,800	$3,536,940

Oil, Gas & Consumable Fuels (4.6%)
Petroleo Brasileiro SA ADR	83,900	2,563,145

Transportation Infrastructure (2.3%)
Wilson Sons Ltd. BDR	87,000	1,294,643

		7,394,728

CANADA (13.2%)
Chemicals (2.3%)
Potash Corp. of Saskatchewan, Inc.	27,100	1,266,654

Metals & Mining (8.0%)
Barrick Gold Corp.	46,300	2,280,738
Goldcorp, Inc.	44,800	2,166,949

		4,447,687

Road & Rail (2.9%)
Canadian National Railway Co.	21,000	1,583,820

		7,298,161

CHILE (2.1%)
Chemicals (2.1%)
Sociedad Quimica y Minera de Chile SA ADR	20,100	1,180,674

CHINA (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
PetroChina Co. Ltd., H Shares (a)	1,546,000	2,247,615

FRANCE (5.5%)
Chemicals (3.5%)
Air Liquide SA (a)	15,400	1,943,548

Oil, Gas & Consumable Fuels (2.0%)
Total SA (a)	21,400	1,134,237

		3,077,785

GERMANY (3.1%)
Chemicals (3.1%)
Linde AG (a)	10,700	1,701,527

ITALY (10.7%)
Energy Equipment & Services (6.2%)
Tenaris SA ADR	88,100	3,458,806

Oil, Gas & Consumable Fuels (4.5%)
Eni SpA (a)	111,700	2,474,919

		5,933,725

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Global Natural Resources Fund

JAPAN (4.6%)
Chemicals (4.6%)
Shin-Etsu Chemical Co. Ltd. (a)	48,800	$2,541,312

NETHERLANDS (3.3%)
Energy Equipment & Services (3.3%)
Fugro NV, CVA (a)	28,200	1,859,006

THAILAND (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
PTT Exploration & Production PCL, Foreign Shares	335,800	1,917,272

UNITED KINGDOM (18.9%)
Metals & Mining (10.6%)
BHP Billiton PLC (a)	100,300	3,371,768
Rio Tinto PLC (a)	42,000	2,530,136

		5,901,904

Multi-Utilities (2.0%)
Centrica PLC (a)	233,100	1,079,281

Oil, Gas & Consumable Fuels (6.3%)
BG Group PLC (a)	50,100	1,128,883
Royal Dutch Shell PLC, B Shares (a)	65,100	2,379,216

		3,508,099

		10,489,284

UNITED STATES (17.0%)
Chemicals (6.3%)
Monsanto Co.	17,200	1,411,260
Praxair, Inc.	19,800	2,102,760

		3,514,020

Energy Equipment & Services (4.7%)
Schlumberger Ltd.	34,600	2,600,882

Oil, Gas & Consumable Fuels (6.0%)
EOG Resources, Inc.	31,500	3,343,410

		9,458,312

Total Common Stocks		55,099,401

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $254,000 collateralized by U.S. Treasury Note, maturing 8/31/14; total market value of $260,619	$254,000	254,000

Total Repurchase Agreement		254,000

Total Investments (Cost $48,499,817) (b)—99.8%		55,353,401

Other assets in excess of liabilities—0.2%		130,147

Net Assets—100.0%		$55,483,548

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.8%)
BRAZIL (11.4%)
Health Care Providers & Services (2.6%)
OdontoPrev SA	85,600	$1,430,586

Multiline Retail (2.5%)
Lojas Renner SA	39,700	1,340,602

Real Estate Management & Development (2.1%)
Multiplan Empreendimentos Imobiliarios SA	50,300	1,151,557

Transportation Infrastructure (4.2%)
Wilson Sons Ltd. BDR	154,999	2,306,533

		6,229,278

EGYPT (2.7%)
Commercial Banks (2.7%)
National Societe Generale Bank SAE (a)	309,209	1,450,159

GERMANY (7.3%)
Chemicals (5.2%)
Fuchs Petrolub AG (a)	38,500	1,608,973
Symrise AG (a)	43,700	1,246,215

		2,855,188

Computers & Peripherals (2.1%)
Wincor Nixdorf AG (a)	24,500	1,146,206

		4,001,394

HONG KONG (7.6%)
Diversified Telecommunication Services (3.3%)
Asia Satellite Telecommunications Holdings Ltd. (a)	841,000	1,789,695

Hotels, Restaurants & Leisure (1.8%)
Cafe de Coral Holdings Ltd. (a)	436,000	996,902

Semiconductors & Semiconductor Equipment (2.5%)
ASM Pacific Technology Ltd. (a)	104,300	1,344,130

		4,130,727

INDIA (7.2%)
Chemicals (2.3%)
Castrol (India) Ltd. (a)	126,300	1,254,183

Pharmaceuticals (4.9%)
Aventis Pharma Ltd. (a)	32,800	1,523,870
GlaxoSmithKline Pharmaceuticals Ltd. (a)	30,000	1,173,084

		2,696,954

		3,951,137

ITALY (1.3%)
Multi-Utilities (1.3%)
Hera SpA (a)	524,100	734,832

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Small Cap Fund

JAPAN (11.5%)
Food Products (3.9%)
Calbee, Inc. (a)	25,000	$1,221,074
HOKUTO Corp. (a)	42,200	932,448

		2,153,522

Health Care Equipment & Supplies (3.1%)
Asahi Intecc Co. Ltd. (a)	37,200	852,476
Sysmex Corp. (a)	24,600	813,854

		1,666,330

Machinery (1.4%)
Nabtesco Corp. (a)	35,600	759,268

Personal Products (3.1%)
Dr. Ci:Labo Co. Ltd. (a)	350	1,705,534

		6,284,654

MEXICO (2.5%)
Transportation Infrastructure (2.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	208,300	1,374,379

NETHERLANDS (2.9%)
Energy Equipment & Services (2.9%)
Fugro NV, CVA (a)	24,200	1,595,318

PHILIPPINES (2.2%)
Commercial Banks (2.2%)
Bank of the Philippine Islands (a)	841,673	1,187,163

SINGAPORE (3.5%)
Health Care Providers & Services (2.1%)
Raffles Medical Group Ltd. (a)	656,000	1,149,966

Real Estate Management & Development (1.4%)
Wheelock Properties (Singapore) Ltd. (a)	590,000	749,203

		1,899,169

SOUTH AFRICA (2.7%)
Food & Staples Retailing (1.0%)
Massmart Holdings Ltd. (a)	23,390	526,109

Specialty Retail (1.7%)
Truworths International Ltd. (a)	94,100	940,342

		1,466,451

SWITZERLAND (2.6%)
Food Products (2.6%)
Barry Callebaut AG* (a)	1,500	1,412,328

THAILAND (4.5%)
Food & Staples Retailing (2.4%)
Siam Makro PCL, Foreign Shares	157,600	1,301,345

Independent Power Producers & Energy Traders (2.1%)
Electricity Generating PCL, Foreign Shares	380,500	1,125,135

		2,426,480

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Small Cap Fund

UNITED KINGDOM (15.4%)
Aerospace & Defense (1.2%)
Chemring Group PLC (a)	108,300	$656,189

Capital Markets (1.4%)
Close Brothers Group PLC (a)	69,800	743,013

Chemicals (1.6%)
Victrex PLC (a)	43,800	884,313

Energy Equipment & Services (1.7%)
John Wood Group PLC (a)	91,311	948,820

Hotels, Restaurants & Leisure (2.2%)
Millennium & Copthorne Hotels PLC (a)	168,500	1,183,215

Household Products (1.3%)
PZ Cussons PLC (a)	140,800	677,711

Machinery (4.3%)
Rotork PLC (a)	21,800	654,423
Spirax-Sarco Engineering PLC (a)	19,900	621,798
Weir Group PLC (The) (a)	34,300	1,059,699

		2,335,920

Pharmaceuticals (1.7%)
Dechra Pharmaceuticals PLC	113,800	943,256

		8,372,437

UNITED STATES (9.5%)
Containers & Packaging (2.6%)
Silgan Holdings, Inc.	34,000	1,413,040

Electric Utilities (1.4%)
ITC Holdings Corp.	10,500	773,955

Electronic Equipment, Instruments & Components (2.3%)
Rofin-Sinar Technologies, Inc.*	43,600	1,236,932

Machinery (1.3%)
RBC Bearings, Inc.*	16,400	742,592

Pharmaceuticals (1.9%)
Perrigo Co.	10,700	1,022,920

		5,189,439

Total Common Stocks		51,705,345

PREFERRED STOCKS (2.1%)
CHILE (2.1%)
Beverages (2.1%)
Embotelladora Andina SA, Preferred Shares	253,700	1,176,640

Total Preferred Stocks		1,176,640

REPURCHASE AGREEMENT (1.8%)
UNITED STATES (1.8%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $969,002, collateralized by U.S.Treasury Note, maturing 08/31/14; total market value of $989,288	$969,000	969,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Global Small Cap Fund

Total Repurchase Agreement	969,000

Total Investments (Cost $42,082,472) (b)—98.7%	53,850,985

Other assets in excess of liabilities—1.3%	683,546

Net Assets—100.0%	$54,534,531

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.7%)
AUSTRALIA (3.2%)
Insurance (3.2%)
QBE Insurance Group Ltd. (a)	1,269,000	$15,448,393

CANADA (2.9%)
Diversified Telecommunication Services (1.0%)
TELUS Corp.	85,200	4,802,537

Road & Rail (1.9%)
Canadian National Railway Co.	122,500	9,239,728

		14,042,265

CHINA (4.7%)
Oil, Gas & Consumable Fuels (2.2%)
PetroChina Co. Ltd., H Shares (a)	7,232,000	10,514,068

Wireless Telecommunication Services (2.5%)
China Mobile Ltd. (a)	1,190,058	12,162,148

		22,676,216

FRANCE (4.4%)
Electrical Equipment (1.1%)
Schneider Electric SA (a)	84,800	5,279,904

Food & Staples Retailing (1.9%)
Casino Guichard-Perrachon SA (a)	104,700	9,329,469

Multi-Utilities (1.4%)
GDF Suez (a)	248,300	6,759,887

		21,369,260

GERMANY (1.0%)
Chemicals (1.0%)
Linde AG (a)	30,300	4,818,342

HONG KONG (1.7%)
Real Estate Management & Development (1.7%)
Swire Pacific Ltd., Class A (a)	630,500	7,011,213
Swire Properties Ltd.*	441,350	1,115,426

		8,126,639

ITALY (6.0%)
Energy Equipment & Services (3.0%)
Tenaris SA ADR	372,832	14,637,385

Oil, Gas & Consumable Fuels (3.0%)
Eni SpA (a)	655,800	14,530,454

		29,167,839

JAPAN (8.3%)
Chemicals (2.0%)
Shin-Etsu Chemical Co. Ltd. (a)	184,468	9,606,370

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen International Equity Fund

Machinery (1.4%)
FANUC Corp. (a)	41,300	$6,953,576

Office Electronics (2.4%)
Canon, Inc. (a)	264,000	11,332,281

Pharmaceuticals (1.0%)
Takeda Pharmaceutical Co. Ltd. (a)	106,600	4,634,407

Real Estate Management & Development (1.5%)
Daito Trust Construction Co. Ltd. (a)	77,800	7,345,906

		39,872,540

MEXICO (2.0%)
Beverages (2.0%)
Fomento Economico Mexicano SAB de CV ADR	139,900	9,865,748

SINGAPORE (5.4%)
Commercial Banks (2.1%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,455,509	9,917,183

Diversified Telecommunication Services (1.9%)
Singapore Telecommunications Ltd. (a)	3,824,000	9,418,179

Real Estate Management & Development (1.4%)
City Developments Ltd. (a)	837,000	6,546,474

		25,881,836

SPAIN (1.0%)
Insurance (1.0%)
Mapfre SA (a)	1,385,800	4,615,446

SWEDEN (4.8%)
Commercial Banks (2.0%)
Nordea Bank AB (a)	1,172,000	9,838,267

Communications Equipment (1.7%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	898,600	8,362,574

Machinery (1.1%)
Atlas Copco AB, A Shares (a)	210,300	5,014,584

		23,215,425

SWITZERLAND (16.4%)
Food Products (3.5%)
Nestle SA (a)	293,700	16,853,691

Insurance (4.0%)
Zurich Financial Services AG* (a)	80,742	19,432,125

Machinery (0.9%)
Schindler Holding AG (a)	37,400	4,352,326

Pharmaceuticals (8.0%)
Novartis AG (a)	344,000	18,670,030
Roche Holding AG (a)	118,400	20,087,086

		38,757,116

		79,395,258

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen International Equity Fund

TAIWAN (4.1%)
Semiconductors & Semiconductor Equipment (4.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,411,400	$19,872,512

UNITED KINGDOM (21.8%)
Commercial Banks (5.1%)
HSBC Holdings PLC (a)	1,165,400	9,737,049
Standard Chartered PLC (a)	614,700	14,855,992

		24,593,041

Machinery (1.1%)
Weir Group PLC (The) (a)	168,000	5,190,362

Metals & Mining (2.7%)
BHP Billiton PLC (a)	148,800	5,002,185
Rio Tinto PLC (a)	133,400	8,036,193

		13,038,378

Multi-Utilities (2.2%)
Centrica PLC (a)	2,244,000	10,389,993

Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC, B Shares (a)	271,300	9,915,227

Tobacco (4.3%)
British American Tobacco PLC (a)	453,000	20,859,836

Wireless Telecommunication Services (4.3%)
Vodafone Group PLC (a)	7,781,400	20,987,677

		104,974,514

Total Common Stocks		423,342,233

PREFERRED STOCKS (9.4%)
BRAZIL (5.8%)
Commercial Banks (3.0%)
Banco Bradesco SA ADR, Preferred Shares	813,700	14,548,956

Metals & Mining (0.1%)
Vale SA ADR, Preferred Shares	23,330	564,819

Oil, Gas & Consumable Fuels (2.7%)
Petroleo Brasileiro SA ADR, Preferred Shares	460,500	12,861,765

		27,975,540

REPUBLIC OF SOUTH KOREA (3.6%)
Semiconductors & Semiconductor Equipment (3.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	58,500	17,261,709

Total Preferred Stocks		45,237,249

REPURCHASE AGREEMENT (4.0%)
UNITED STATES (4.0%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, in the amount of $19,357,038 collateralized by U.S. Treasury Note, maturing 6/30/14; total market value of $19,746,051	$19,357,000	19,357,000

Total Repurchase Agreement		19,357,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen International Equity Fund

Total Investments (Cost $421,167,143) (c)—101.1%	487,936,482

Liabilities in excess of other assets—(1.1)%	(5,392,090)

Net Assets—100.0%	$482,544,392

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.7%)
Aerospace & Defense (1.5%)
BE Aerospace, Inc.*	63,169	$2,665,732

Auto Components (1.5%)
Drew Industries, Inc.*	99,555	2,585,443

Building Products (1.8%)
Gibraltar Industries, Inc.*	198,451	3,109,727

Chemicals (2.3%)
Valspar Corp.	93,030	4,022,617

Commercial Banks (7.4%)
Bank of the Ozarks, Inc.	107,060	2,996,609
Boston Private Financial Holdings, Inc.	314,100	2,588,184
Canadian Western Bank	126,400	3,336,799
Univest Corp. of Pennsylvania	88,020	1,304,456
Wintrust Financial Corp.	83,874	2,570,738

		12,796,786

Commercial Services & Supplies (1.6%)
Clean Harbors, Inc.*	43,614	2,767,308

Communications Equipment (1.5%)
Finisar Corp.*	124,540	2,523,180

Containers & Packaging (2.6%)
Silgan Holdings, Inc.	107,782	4,479,420

Electric Utilities (1.5%)
ITC Holdings Corp.	34,060	2,510,563

Electronic Equipment, Instruments & Components (4.1%)
Littelfuse, Inc.	70,474	3,573,737
Rofin-Sinar Technologies, Inc.*	124,398	3,529,171

		7,102,908

Energy Equipment & Services (3.1%)
TETRA Technologies, Inc.*	329,200	3,074,728
Tidewater, Inc.	43,260	2,329,551

		5,404,279

Food Products (3.0%)
Smithfield Foods, Inc.*	106,160	2,370,553
TreeHouse Foods, Inc.*	48,400	2,736,536

		5,107,089

Health Care Equipment & Supplies (3.1%)
Hill-Rom Holdings, Inc.	70,000	2,310,700
Teleflex, Inc.	49,820	3,048,486

		5,359,186

Health Care Providers & Services (2.5%)
IPC The Hospitalist Co., Inc.*	82,840	2,790,880

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Small Cap Fund

LHC Group, Inc.*	97,255	$1,441,319

		4,232,199

Hotels, Restaurants & Leisure (3.2%)
Panera Bread Co., Class A*	17,000	2,520,250
Penn National Gaming, Inc.*	75,474	3,089,906

		5,610,156

Household Durables (1.2%)
Ethan Allen Interiors, Inc.	89,100	2,102,760

Information Technology Services (2.7%)
Heartland Payment Systems, Inc.	123,400	2,961,600
Syntel, Inc.	36,600	1,717,272

		4,678,872

Insurance (4.1%)
AMERISAFE, Inc.*	166,060	4,081,755
Aspen Insurance Holdings Ltd.	111,200	2,953,472

		7,035,227

Machinery (7.5%)
Actuant Corp.	124,700	3,161,145
Dynamic Materials Corp.	149,047	3,293,939
RBC Bearings, Inc.*	70,342	3,185,086
Wabtec Corp.	48,570	3,341,130

		12,981,300

Metals & Mining (6.7%)
Compass Minerals International, Inc.	46,800	3,419,676
Kaiser Aluminum Corp.	53,100	2,622,078
Materion Corp.*	100,600	2,958,646
Worthington Industries, Inc.	136,400	2,511,124

		11,511,524

Oil, Gas & Consumable Fuels (3.7%)
Approach Resources, Inc.*	56,000	1,967,280
Berry Petroleum Co., Class A	96,570	4,346,616

		6,313,896

Pharmaceuticals (1.6%)
Viropharma, Inc.*	91,890	2,737,403

Real Estate Investment Trusts (REIT) (4.7%)
DuPont Fabros Technology, Inc.	74,500	1,899,750
Healthcare Realty Trust, Inc.	158,208	3,333,442
Sabra Healthcare REIT, Inc.	198,104	2,817,039

		8,050,231

Real Estate Management & Development (1.3%)
Jones Lang LaSalle, Inc.	28,910	2,276,952

Semiconductors & Semiconductor Equipment (3.1%)
Silicon Laboratories, Inc.*	63,700	2,792,608
Teradyne, Inc.*	157,000	2,566,950

		5,359,558

Software (7.7%)
Advent Software, Inc.*	118,030	3,098,287
Concur Technologies, Inc.*	56,408	2,952,959
MICROS Systems, Inc.*	77,567	3,855,856

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Small Cap Fund

Solera Holdings, Inc.	70,460	$3,365,874

		13,272,976

Specialty Retail (5.1%)
Ascena Retail Group, Inc.*	110,172	3,896,783
Monro Muffler Brake, Inc.	71,000	2,977,740
Zumiez, Inc.*	68,778	1,964,300

		8,838,823

Textiles, Apparel & Luxury Goods (4.2%)
G-III Apparel Group Ltd.*	116,600	2,661,978
Warnaco Group, Inc. (The)*	78,800	4,590,100

		7,252,078

Trading Companies & Distributors (1.8%)
Beacon Roofing Supply, Inc.*	137,430	3,141,650

Wireless Telecommunication Services (1.6%)
Shenandoah Telecommunications Co.	271,830	2,682,962

Total Common Stocks		168,512,805

REPURCHASE AGREEMENT (1.1%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $1,844,004, collateralized by U.S. Treasury Note, maturing 8/31/14; total market value of $1,882,838	$1,844,000	1,844,000

Total Repurchase Agreement		1,844,000

Total Investments (Cost $150,151,441) (a)—98.8%		170,356,805

Other assets in excess of liabilities—1.2%		2,072,577

Net Assets—100.0%		$172,429,382

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.6%)
Aerospace & Defense (3.3%)
Bombardier, Inc., Class B	1,300,784	$6,019,385
United Technologies Corp.	62,402	4,889,197

		10,908,582

Auto Components (1.7%)
BorgWarner, Inc.*	75,066	5,602,176

Beverages (2.2%)
PepsiCo, Inc.	110,233	7,239,001

Biotechnology (2.0%)
Gilead Sciences, Inc.*	135,600	6,622,704

Capital Markets (2.9%)
Charles Schwab Corp. (The)	281,206	3,276,050
State Street Corp.	163,805	6,417,880

		9,693,930

Chemicals (4.8%)
Monsanto Co.	40,215	3,299,641
Potash Corp. of Saskatchewan, Inc.	99,520	4,651,565
Praxair, Inc.	72,671	7,717,660

		15,668,866

Commercial Banks (3.9%)
Royal Bank of Canada	91,764	4,792,740
Wells Fargo & Co.	270,675	7,906,417

		12,699,157

Communications Equipment (3.6%)
Cisco Systems, Inc.	250,400	4,915,352
QUALCOMM, Inc.	116,600	6,858,412

		11,773,764

Computers & Peripherals (2.9%)
EMC Corp.*	374,129	9,637,563

Diversified Financial Services (3.8%)
IntercontinentalExchange, Inc.*	59,886	6,855,749
JPMorgan Chase & Co.	148,607	5,543,041

		12,398,790

Diversified Telecommunication Services (1.7%)
TELUS Corp.	86,784	4,891,824
TELUS Corp., Non-Voting Shares	15,290	819,850

		5,711,674

Electrical Equipment (1.8%)
Emerson Electric Co.	115,171	5,917,486

Energy Equipment & Services (2.6%)
Schlumberger Ltd.	72,035	5,414,871

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity Fund

Tidewater, Inc.	60,498	$3,257,817

		8,672,688

Food & Staples Retailing (3.1%)
CVS Caremark Corp.	242,702	10,132,808

Food Products (5.0%)
Kellogg Co.	158,248	7,836,441
Kraft Foods, Inc., Class A	221,502	8,483,527

		16,319,968

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	129,707	7,196,144
St. Jude Medical, Inc.	100,142	4,176,923

		11,373,067

Health Care Providers & Services (4.0%)
Aetna, Inc.	166,927	7,294,710
Quest Diagnostics, Inc.	99,110	5,756,309

		13,051,019

Hotels, Restaurants & Leisure (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.	91,155	4,944,247

Household Products (2.3%)
Procter & Gamble Co. (The)	121,112	7,634,900

Industrial Conglomerates (1.5%)
3M Co.	55,654	4,825,758

Information Technology Services (6.0%)
Alliance Data Systems Corp.*	53,788	5,959,710
Cognizant Technology Solutions Corp., Class A*	104,600	7,505,050
Visa, Inc., Class A	63,090	6,349,378

		19,814,138

Insurance (1.6%)
Aflac, Inc.	111,856	5,394,815

Internet Software & Services (1.5%)
Yahoo!, Inc.*	309,000	4,780,230

Machinery (1.9%)
Deere & Co.	72,317	6,230,110

Media (3.3%)
Comcast Corp., Class A	405,100	10,771,609

Oil, Gas & Consumable Fuels (7.4%)
Apache Corp.	53,435	5,283,653
EOG Resources, Inc.	65,345	6,935,718
Exxon Mobil Corp.	94,553	7,917,868
Hess Corp.	77,098	4,340,618

		24,477,857

Pharmaceuticals (2.7%)
Johnson & Johnson	135,946	8,960,201

Road & Rail (2.1%)
Canadian National Railway Co.	93,342	7,039,854

Software (6.5%)
Oracle Corp.	438,500	12,365,700

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity Fund

Solera Holdings, Inc.	187,872	$8,974,645

		21,340,345

Specialty Retail (5.0%)
Staples, Inc.	339,000	4,959,570
TJX Cos., Inc.	125,533	8,553,819
Urban Outfitters, Inc.*	114,800	3,042,200

		16,555,589

Tobacco (2.5%)
Philip Morris International, Inc.	111,412	8,330,275

Total Common Stocks		324,523,171

REPURCHASE AGREEMENT (0.3%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $951,002, collateralized by U.S.Treasury Note, maturing 6/30/14; total market value of $974,591	$951,000	951,000

Total Repurchase Agreement		951,000

Total Investments (Cost $283,712,269) (a)—98.9%		325,474,171

Other assets in excess of liabilities—1.1%		3,530,993

Net Assets—100.0%		$329,005,164

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity II Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (3.3%)
Bombardier, Inc., Class B	273,157	$1,264,035
United Technologies Corp.	13,036	1,021,371

		2,285,406

Auto Components (1.7%)
BorgWarner, Inc.*	15,838	1,181,990

Beverages (2.2%)
PepsiCo, Inc.	23,030	1,512,380

Biotechnology (2.0%)
Gilead Sciences, Inc.*	28,500	1,391,940

Capital Markets (2.9%)
Charles Schwab Corp. (The)	59,005	687,408
State Street Corp.	34,102	1,336,117

		2,023,525

Chemicals (4.7%)
Monsanto Co.	8,310	681,835
Potash Corp. of Saskatchewan, Inc.	20,748	969,762
Praxair, Inc.	14,834	1,575,371

		3,226,968

Commercial Banks (3.8%)
Royal Bank of Canada	18,347	958,245
Wells Fargo & Co.	56,068	1,637,746

		2,595,991

Communications Equipment (3.6%)
Cisco Systems, Inc.	52,600	1,032,538
QUALCOMM, Inc.	24,300	1,429,326

		2,461,864

Computers & Peripherals (2.9%)
EMC Corp.*	77,562	1,997,997

Diversified Financial Services (3.7%)
IntercontinentalExchange, Inc.*	12,541	1,435,694
JPMorgan Chase & Co.	31,044	1,157,941

		2,593,635

Diversified Telecommunication Services (1.7%)
TELUS Corp.	18,114	1,021,047
TELUS Corp., Non-Voting Shares	3,091	165,739

		1,186,786

Electrical Equipment (1.8%)
Emerson Electric Co.	23,931	1,229,575

Energy Equipment & Services (2.6%)
Schlumberger Ltd.	15,177	1,140,855

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity II Fund

Tidewater, Inc.	12,448	$670,325

		1,811,180

Food & Staples Retailing (3.0%)
CVS Caremark Corp.	50,043	2,089,295

Food Products (4.9%)
Kellogg Co.	32,895	1,628,961
Kraft Foods, Inc., Class A	45,541	1,744,220

		3,373,181

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	27,303	1,514,771
St. Jude Medical, Inc.	20,999	875,868

		2,390,639

Health Care Providers & Services (3.9%)
Aetna, Inc.	34,673	1,515,210
Quest Diagnostics, Inc.	20,573	1,194,880

		2,710,090

Hotels, Restaurants & Leisure (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.	19,079	1,034,845

Household Products (2.3%)
Procter & Gamble Co. (The)	25,325	1,596,488

Industrial Conglomerates (1.4%)
3M Co.	11,475	994,997

Information Technology Services (6.0%)
Alliance Data Systems Corp.*	11,134	1,233,647
Cognizant Technology Solutions Corp., Class A*	22,000	1,578,500
Visa, Inc., Class A	13,086	1,316,975

		4,129,122

Insurance (1.6%)
Aflac, Inc.	23,271	1,122,360

Internet Software & Services (1.4%)
Yahoo!, Inc.*	64,000	990,080

Machinery (1.9%)
Deere & Co.	14,946	1,287,598

Media (3.2%)
Comcast Corp., Class A	84,300	2,241,537

Oil, Gas & Consumable Fuels (7.4%)
Apache Corp.	11,174	1,104,885
EOG Resources, Inc.	13,519	1,434,907
Exxon Mobil Corp.	19,694	1,649,176
Hess Corp.	16,265	915,719

		5,104,687

Pharmaceuticals (2.7%)
Johnson & Johnson	28,370	1,869,867

Road & Rail (2.1%)
Canadian National Railway Co.	19,396	1,462,846

Software (6.4%)
Oracle Corp.	90,500	2,552,100

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen U.S. Equity II Fund

Solera Holdings, Inc.	38,982	$1,862,170

		4,414,270

Specialty Retail (5.0%)
Staples, Inc.	71,000	1,038,730
TJX Cos., Inc.	26,253	1,788,879
Urban Outfitters, Inc.*	24,100	638,650

		3,466,259

Tobacco (2.5%)
Philip Morris International, Inc.	23,267	1,739,674

Total Common Stocks		67,517,072

REPURCHASE AGREEMENT (1.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $1,006,002, collateralized by U.S.Treasury Note, maturing 8/31/14; total market value $1,026,519	$1,006,000	1,006,000

Total Repurchase Agreement		1,006,000

Total Investments (Cost $59,870,045) (a)—99.1%		68,523,072

Other assets in excess of liabilities—0.9%		619,609

Net Assets—100.0%		$69,142,681

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (4.0%)
AUSTRALIA (0.1%)
SMART Trust, Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/17 (a)	$110,000	$111,478

UNITED STATES (3.9%)
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (a)	100,000	100,639
Capital One Multi-Asset Execution Trust
Series 2006-B1, Class B1 (USD), 0.57%, 01/15/19 (b)	365,000	351,347
Series 2004-B3, Class B3 (USD), 1.02%, 01/18/22 (b)	205,000	194,606
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.55%, 04/07/24 (a)(b)	200,000	200,017
CNH Wholesale Master Note Trust, Series 2011-1, Class B (USD), 1.94%, 12/15/15 (a)(b)	100,000	99,959
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/18 (a)	154,400	152,396
FUEL Trust (USD), 4.21%, 04/15/16 (a)	750,000	770,187
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/45 (a)	487,918	514,027
Santander Drive Auto Receivables Trust
Series 2011-4, Class B (USD), 2.90%, 05/16/16	134,000	134,504
Series 2010-2, Class C (USD), 3.89%, 07/17/17	100,000	101,755
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (USD), 2.00%, 04/15/18 (a)	237,825	234,852
World Financial Network Credit Card Master Trust
Series 2006-A, Class M (USD), 0.50%, 02/15/17 (a)(b)	250,000	245,965
Series 2010-A, Class M (USD), 5.20%, 04/15/19	360,000	390,741

		3,490,995

Total Asset-Backed Securities		3,602,473

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
UNITED STATES (6.7%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (b)	250,000	262,193
Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (b)	150,000	169,152
Series 2007-PW17, Class AM (USD), 5.90%, 06/11/50 (b)	250,000	258,997
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	225,000	232,331
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (b)	320,000	330,911
Commercial Mortgage Pass Through Certificates
Series 2011-THL, Class B (USD), 4.55%, 06/09/28 (a)	100,000	102,615
Series 2006-C7, Class AM (USD), 5.77%, 06/10/46 (b)	75,000	77,712
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (b)	205,000	234,781
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (b)	484,000	489,844
Extended Stay America Trust, Series 2010-ESHA, Class B (USD), 4.22%, 11/05/27 (a)	110,000	111,735
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	650,000	691,296
Series 2007-C1, Class AAB, CMO (USD), 5.48%, 12/10/49	54,000	56,337
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class ASB (USD), 5.73%, 02/12/49 (b)	294,999	317,092
Series 2007-LD11, Class A4 (USD), 6.00%, 06/15/49 (b)	630,000	687,464
Series 2007-LD11, Class ASB (USD), 6.00%, 06/15/49 (b)	300,000	322,103
Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51 (b)	360,000	411,126
Series 2007-CB20, Class AM (USD), 5.89%, 02/12/51 (b)	240,000	250,178
Series 2007-CB20, Class ASB (USD), 5.69%, 02/12/51	190,000	204,847
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (b)	150,000	168,027
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4 (USD), 4.86%, 08/12/39 (b)	340,000	365,034

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Morgan Stanley Capital I, Series 2003-IQ5, Class C (USD), 5.33%, 04/15/38 (b)	$300,000	$307,179

		6,050,954

Total Commercial Mortgage-Backed Securities		6,050,954

RESIDENTIAL MORTGAGE-BACKED SECURITIES (6.7%)
UNITED KINGDOM (0.9%)
Fosse Master Issuer PLC, Series 2011-1A, Class A2 (USD), 1.96%, 10/18/54 (a)(b)	200,000	199,707
Holmes Master Issuer PLC, Series 2010-1A, Class A2 (USD), 1.97%, 10/15/54 (a)(b)	125,000	124,832
Permanent Master Issuer PLC, Series 2011-2A, Class 1A3 (USD), 2.17%, 07/15/42 (a)(b)	250,000	249,694
Silverstone Master Issuer PLC, Series 2011-1A, Class 1A (USD), 2.11%, 01/21/55 (a)(b)	270,000	269,841

		844,074

UNITED STATES (5.8%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 3.40%, 01/26/37 (a)(b)	206,082	202,137
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 4.27%, 12/26/37 (a)(b)	615,540	584,453
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.63%, 07/25/36 (a)(b)	346,469	322,565
Series 2009-6, Class 6A1 (USD), 0.53%, 07/25/36 (a)(b)	693,122	630,367
Series 2009-6, Class 11A1 (USD), 0.63%, 05/25/37 (a)(b)	225,906	214,071
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 25A1 (USD), 2.81%, 07/27/36 (a)(b)	499,269	495,961
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/37 (a)	350,294	365,193
Series 2009-2R, Class 2A5 (USD), 4.98%, 06/26/37 (a)(b)	393,665	389,375
Series 2009-3R, Class 28A1 (USD), 4.76%, 08/27/37 (a)(b)	148,016	142,410
FREMF Mortgage Trust, Series 2011-K15 (USD), 4.93%, 08/25/44	235,000	216,529
JP Morgan Reremic
Series 2009-7, Class 11A1 (USD), 2.88%, 09/27/36 (a)(b)	264,743	246,480
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	97,684	99,092
Series 2009-7, Class 13A1 (USD), 5.28%, 06/27/37 (a)(b)	284,191	280,014
Series 2009-7, Class 14A1 (USD), 5.19%, 07/27/37 (a)(b)	728,622	686,604
Series 2009-7, Class 1A1 (USD), 5.47%, 08/27/37 (a)(b)	339,048	336,306

		5,211,557

Total Residential Mortgage-Backed Securities		6,055,631

CORPORATE BONDS (20.6%)
UNITED STATES (20.6%)
Advertising (0.3%)
Interpublic Group of Cos., Inc. (USD), 10.00%, 07/15/17	145,000	165,844
Omnicom Group, Inc. (USD), 4.45%, 08/15/20	100,000	105,940

		271,784

Beverages (0.1%)
SABMiller Holdings, Inc., 144A (USD), 4.95%, 01/15/42 (a)	95,000	101,018

Chemicals (1.1%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	170,000	197,200
(USD), 7.13%, 05/01/20	120,000	143,700
Dow Chemical Co.
(USD), 5.70%, 05/15/18	230,000	269,462
(USD), 4.13%, 11/15/21	150,000	157,865
Eastman Chemical Co. (USD), 4.50%, 01/15/21	245,000	258,780

		1,027,007

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Commercial Banks (2.7%)
AgriBank FCB, Series AI (USD), 9.13%, 07/15/19	$250,000	$326,115
Citigroup, Inc.
(USD), 4.45%, 01/10/17	115,000	119,905
(USD), 4.50%, 01/14/22	175,000	174,215
(USD), 5.88%, 01/30/42	65,000	67,292
Discover Bank (USD), BKNT, 8.70%, 11/18/19	410,000	484,932
Goldman Sachs Group, Inc. (USD), 5.75%, 01/24/22	440,000	456,077
JPMorgan Chase & Co.
(USD), 4.35%, 08/15/21	330,000	336,608
(USD), 4.50%, 01/24/22	230,000	237,011
Morgan Stanley (USD), 3.80%, 04/29/16	240,000	233,200

		2,435,355

Commercial Services & Supplies (0.2%)
ERAC USA Finance LLC (USD), 6.38%, 10/15/17 (a)	182,000	211,252

Computers & Peripherals (0.3%)
Hewlett-Packard Co. (USD), 6.00%, 09/15/41	208,000	238,887

Diversified Financial Services (2.9%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (a)	410,000	435,427
General Electric Capital Corp. (USD), MTN, 4.65%, 10/17/21	625,000	660,263
HSBC Finance Corp. (USD), 5.50%, 01/19/16	425,000	454,702
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (a)	285,000	300,319
PACCAR Financial Corp. (USD), MTN, 1.55%, 09/29/14	105,000	106,567
Toyota Motor Credit Corp. (USD), MTN, 2.05%, 01/12/17	330,000	335,278
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (a)	287,592	312,975

		2,605,531

Diversified Telecommunication Services (2.4%)
Crown Castle Towers LLC (USD), 6.11%, 01/15/40 (a)	467,000	523,791
Juniper Networks, Inc. (USD), 5.95%, 03/15/41	95,000	106,238
Qwest Corp.
(USD), 8.38%, 05/01/16	550,000	640,433
(USD), 7.50%, 06/15/23	80,000	80,000
(USD), 7.25%, 09/15/25	40,000	43,041
SBA Tower Trust (USD), 5.10%, 04/15/17 (a)	710,000	760,978

		2,154,481

Electric Utilities (1.6%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/35	110,000	129,612
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/33	214,000	213,449
Florida Power & Light Co. (USD), 4.13%, 02/01/42	80,000	83,303
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/18	180,000	177,525
Nisource Finance Corp. (USD), 6.25%, 12/15/40	200,000	229,217
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/41 (a)	205,000	209,722
Public Service Co. of New Mexico (USD), 7.95%, 05/15/18	180,000	214,065
SCANA Corp. (USD), MTN, 4.75%, 05/15/21	150,000	159,194

		1,416,087

Electronics (0.3%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	220,000	260,201

Energy Equipment & Services (1.1%)
El Paso Pipeline Partners Operating Co. LLC (USD), 5.00%, 10/01/21	195,000	204,052
Energy Transfer Partners LP
(USD), 6.13%, 02/15/17	150,000	165,470
(USD), 5.20%, 02/01/22	110,000	116,163
Enterprise Products Operating LLC (USD), 3.20%, 02/01/16	150,000	156,519

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Williams Cos., Inc. (USD), 7.75%, 06/15/31	$105,000	$127,097
Williams Partners LP (USD), 7.25%, 02/01/17	180,000	217,456

		986,757

Healthcare Providers & Services (0.4%)
Cigna Corp. (USD), 5.38%, 02/15/42	185,000	196,539
Humana, Inc. (USD), 6.30%, 08/01/18	145,000	167,393

		363,932

Information Technology Services (0.3%)
International Business Machines Corp. (USD), 1.95%, 07/22/16	300,000	310,280

Insurance (0.8%)
American International Group, Inc. (USD), MTN, 5.60%, 10/18/16	310,000	321,492
Prudential Financial, Inc. (USD), MTN, 5.63%, 05/12/41	95,000	98,690
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/15	300,000	323,080

		743,262

Media (1.0%)
CBS Corp. (USD), 8.88%, 05/15/19	155,000	203,998
DIRECTV Holdings LLC (USD), 5.88%, 10/01/19	205,000	233,998
News America, Inc. (USD), 6.15%, 02/15/41	135,000	161,227
Time Warner Cable, Inc. (USD), 4.00%, 09/01/21	295,000	308,525

		907,748

Office/Business Equipment (1.0%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/16	760,000	872,371

Oil & Gas Services (0.1%)
Halliburton Co. (USD), 4.50%, 11/15/41	75,000	76,723

Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	170,000	201,077
Marathon Petroleum Corp. (USD), 5.13%, 03/01/21	245,000	260,353
Nabors Industries, Inc. (USD), 4.63%, 09/15/21 (a)	180,000	183,789
Noble Energy, Inc. (USD), 6.00%, 03/01/41	160,000	184,109
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	155,000	184,663

		1,013,991

Paper & Forest Products (0.8%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/24	235,000	305,182
International Paper Co. (USD), 7.95%, 06/15/18	330,000	411,837

		717,019

Pharmaceuticals (0.2%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	160,000	188,678

Real Estate (0.8%)
UDR, Inc.
(USD), MTN, 4.25%, 06/01/18	235,000	245,583
Series 0001 (USD), MTN, 4.63%, 01/10/22	90,000	94,084
WEA Finance LLC (USD), 6.75%, 09/02/19 (a)	330,000	389,914

		729,581

Real Estate Investment Trust (REIT) Funds (0.5%)
Boston Properties LP (USD), 5.88%, 10/15/19	205,000	236,794
Simon Property Group LP (USD), 6.10%, 05/01/16	205,000	236,402

		473,196

Specialty Retail (0.4%)
Best Buy Co., Inc. (USD), 3.75%, 03/15/16	130,000	129,451

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Home Depot, Inc.
(USD), 4.40%, 04/01/21	$50,000	$57,363
(USD), 5.95%, 04/01/41	135,000	173,419
Wal-Mart Stores, Inc. (USD), 5.63%, 04/15/41	40,000	50,407

		410,640

Transportation (0.2%)
CSX Corp. (USD), 4.75%, 05/30/42	160,000	166,782

		18,682,563

Total Corporate Bonds		18,682,563

FOREIGN NON-GOVERNMENT BONDS (6.1%)
AUSTRALIA (0.5%)
Commercial Banks (0.1%)
St. George Bank Ltd., 144A (USD), 5.30%, 10/15/15 (a)	80,000	82,965

Metals & Mining (0.4%)
Rio Tinto Finance USA Ltd. (USD), 6.50%, 07/15/18	285,000	359,075

		442,040

CANADA (0.6%)
Diversified Minerals (0.1%)
Teck Resources Ltd. (USD), 6.25%, 07/15/41	50,000	58,800

Metals & Mining (0.4%)
Xstrata Finance Canada Ltd., 144A (USD), 3.60%, 01/15/17 (a)	380,000	392,840

Oil, Gas & Consumable Fuels (0.1%)
Canadian Natural Resources Ltd. (USD), 5.90%, 02/01/18	100,000	119,673

		571,313

CAYMAN ISLANDS (0.5%)
Computers & Peripherals (0.5%)
Seagate Technology International (USD), 10.00%, 05/01/14 (a)	413,000	471,853

DENMARK (0.3%)
Commercial Banks (0.3%)
Danske Bank A/S (USD), 3.88%, 04/14/16 (a)	265,000	256,539

FRANCE (0.6%)
Beverages (0.4%)
Pernod-Ricard SA (USD), 4.45%, 01/15/22 (a)	350,000	365,625

Electric Utilities (0.2%)
EDF SA (USD), 4.60%, 01/27/20 (a)	165,000	171,662

		537,287

ISRAEL (0.2%)
Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/21	215,000	227,424

NETHERLANDS (1.2%)
Commercial Banks (1.2%)
ABN Amro Bank (USD), 4.25%, 02/02/17 (a)	320,000	319,842
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 3.38%, 01/19/17	255,000	262,450
ING Bank NV
(USD), 5.13%, 05/01/15 (a)	295,000	278,596
(USD), 5.00%, 06/09/21 (a)	200,000	204,425

		1,065,313

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

REPUBLIC OF IRELAND (0.4%)
Insurance (0.4%)
Willis Group Holdings PLC (USD), 4.13%, 03/15/16	$335,000	$342,810

SWITZERLAND (0.5%)
Commercial Banks (0.5%)
UBS AG
(USD), 3.88%, 01/15/15	250,000	257,356
(USD), MTN, 5.88%, 12/20/17	200,000	224,013

		481,369

UNITED KINGDOM (1.3%)
Food Products (0.5%)
TESCO PLC, 144A (USD), 2.70%, 01/05/17 (a)	400,000	407,749

Oil, Gas & Consumable Fuels (0.8%)
BG Energy Capital PLC (USD), 4.00%, 10/15/21 (a)	200,000	214,383
BP Capital Markets PLC
(USD), 3.20%, 03/11/16	130,000	138,227
(USD), 2.25%, 11/01/16	385,000	394,024

		746,634

		1,154,383

Total Foreign Non-Government Bonds		5,550,331

MUNICIPAL BONDS (4.2%)
UNITED STATES (4.2%)
ARIZONA (0.1%)
Glendale Municipal Property Corp., Revenue Bonds, Series B (USD), 6.08%, 07/01/25	95,000	107,550

CALIFORNIA (0.9%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds) Series S1 (USD), 7.04%, 04/01/50	315,000	439,107
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	255,000	327,356

		766,463

GEORGIA (0.7%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	570,000	667,556

ILLINOIS (1.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	605,000	697,504
State of Illinois General Obligation Unlimited Bonds (USD), 5.37%, 03/01/17	425,000	463,004

		1,160,508

NEW YORK (0.6%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	470,000	583,975

OHIO (0.6%)
American Municipal Power, Inc. Revenue Bonds (Build America Bonds) (USD), 5.94%, 02/15/47	505,000	557,172

		3,843,224

Total Municipal Bonds		3,843,224

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

SOVEREIGN AGENCIES (0.3%)
REPUBLIC OF SOUTH KOREA (0.3%)
Export-Import Bank of Korea (USD), 4.00%, 01/11/17	$305,000	$311,009

Total Sovereign Agencies		311,009

U.S. AGENCIES MORTGAGE BACKED (33.3%)
UNITED STATES (33.3%)
Federal Home Loan Mortgage Corp.
Pool # G12121 (USD), 5.50%, 04/01/21	406,736	441,927
Series 3835, Class VC (USD), 4.00%, 06/15/22	283,737	303,286
Series 3793, Class LV (USD), 4.00%, 11/15/23	169,000	179,906
Series 3874, Class GW (USD), 3.50%, 06/15/26	110,000	116,797
TBA (USD), 3.00%, 02/01/27	490,000	510,289
Series 3476, Class VB (USD), 5.50%, 02/15/27	180,000	194,168
Series 2154, Class PL (USD), 6.50%, 05/15/29	153,126	171,692
Series 3755, Class ML (USD), 5.50%, 06/15/29	364,823	394,583
Series 2904, Class PD, CMO (USD), 5.50%, 03/15/33	210,000	220,448
Pool # G01589 (USD), 5.00%, 09/01/33	323,941	349,293
Series 3028, Class ME (USD), 5.00%, 02/15/34	500,000	549,704
Series 3659, Class VG (USD), 5.00%, 09/15/34	300,000	343,758
Pool # G08028 (USD), 6.00%, 12/01/34	141,430	156,520
Pool # G01840 (USD), 5.00%, 07/01/35	426,171	460,056
Pool # G06788 (USD), 5.50%, 10/01/35	354,426	385,985
Pool # G02168 (USD), 6.00%, 04/01/36	540,201	594,801
Series 3349, Class HE, CMO (USD), 5.50%, 07/15/36	445,000	500,323
Pool # A60299 (USD), 6.50%, 05/01/37	1,097,428	1,231,670
Pool # 1Q0571 (USD), 4.99%, 06/01/38 (b)	468,206	500,314
Pool # A81046 (USD), 6.00%, 08/01/38	145,578	160,883
Pool # G04877 (USD), 6.00%, 10/01/38	415,882	463,700
Series 3864, Class AB (USD), 4.00%, 06/15/39	309,284	327,447
Series 3715, Class PC (USD), 4.50%, 08/15/40	450,000	495,572
Series 3923, Class PQ (USD), 4.00%, 09/15/40	265,000	283,701
Pool # A94362 (USD), 4.00%, 10/01/40	555,479	591,716
Pool # A96374 (USD), 4.00%, 01/01/41	496,288	527,577
Pool # Q03019 (USD), 4.00%, 09/01/41	446,902	475,078
Pool # G06784 (USD), 3.50%, 10/01/41	349,802	363,111
Pool # Q04017 (USD), 4.00%, 10/01/41	241,829	255,527
Series 3980, Class EP, CMO (USD), 5.00%, 01/15/42	405,000	450,595
TBA (USD), 3.50%, 03/01/42	220,000	227,494
Federal National Mortgage Association
Series 2011-34, Class VA (USD), 4.00%, 06/25/22	497,870	529,828
Series 2011-32, Class VG (USD), 4.00%, 02/25/24	379,781	402,096
Pool # 993565 (USD), 4.00%, 04/01/24	321,934	341,422
Pool # AL0302 (USD), 5.00%, 04/01/24	282,796	304,877
Series 2011-81, Class KB (USD), 3.50%, 08/25/26	230,000	243,111
Pool # 555424 (USD), 5.50%, 05/01/33	545,505	595,357
Pool # 735733 (USD), 4.50%, 10/01/33	388,798	416,227
Series 2005-15, Class EC (USD), 5.00%, 10/25/33	415,000	448,763
Series 2005-33, Class QD (USD), 5.00%, 01/25/34	624,000	680,894
Series 2005-101, Class ND (USD), 5.00%, 06/25/34	500,000	535,825
Pool # 357632 (USD), 5.50%, 10/01/34	206,892	225,799
Pool # 190354 (USD), 5.50%, 12/01/34	571,106	623,298
Pool # AD0308 (USD), 5.00%, 03/01/35	703,169	760,288
Pool # 995793 (USD), 5.50%, 09/01/36	371,133	405,050
Pool # 903749 (USD), 6.00%, 10/01/36	549,985	610,082
Pool # AD0114 (USD), 5.00%, 07/01/37	663,658	717,567
Pool # 995050 (USD), 6.00%, 09/01/37	298,711	329,045
Pool # 995049 (USD), 5.50%, 02/01/38	315,502	344,137

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Series 2011-35, Class PA (USD), 4.00%, 02/25/39	$392,043	$411,062
Series 2011-49, Class KB (USD), 4.50%, 07/25/39	409,418	431,267
Pool # AA9347 (USD), 5.00%, 08/01/39	350,921	383,045
Series 2011-27, Class JQ (USD), 4.00%, 09/25/39	618,806	652,058
Series 2011-122, Class TA, CMO (USD), 4.00%, 10/25/39	519,000	554,998
Series 2011-2, Class PD (USD), 4.00%, 12/25/39	185,000	196,475
Series 2011-31, Class PB (USD), 4.00%, 01/25/40	130,000	140,868
Pool # AE0082 (USD), 5.00%, 05/01/40	373,005	407,151
Series 2012-11, Class PM, CMO (USD), 4.00%, 11/25/40	490,000	523,040
Series 2012-11, Class PW, CMO (USD), 4.00%, 11/25/40	510,000	544,389
Series 2011-2, Class PL (USD), 4.00%, 02/25/41	320,000	336,966
Pool # AI1085 (USD), 3.15%, 06/01/41 (b)	200,661	209,742
Pool # AI1086 (USD), 3.15%, 06/01/41 (b)	258,956	270,662
Pool # AL0393 (USD), 4.50%, 06/01/41	460,279	495,339
Pool # AI5595 (USD), 5.00%, 07/01/41	296,987	322,705
Series 2011-60, Class AT (USD), 5.00%, 07/25/41	425,000	462,113
Pool # AB3690 (USD), 4.00%, 10/01/41	420,695	445,313
Pool # AJ1472 (USD), 4.00%, 10/01/41	247,868	262,372
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	445,000	491,838
Government National Mortgage Association
Series 2011-45, Class VE (USD), 4.50%, 04/20/22	310,400	337,969
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	171,814	180,495
Series 2010-128, Class JC (USD), 4.00%, 06/20/39	180,000	196,443
Series 2012-14, Class PA, CMO (USD), 4.00%, 11/20/40	420,000	460,039
Pool # 783356 (USD), 6.00%, 06/20/41	242,388	273,706
Pool # 769101 (USD), 4.00%, 07/20/41	482,139	518,495

		30,250,137

Total U.S. Agencies Mortgage Backed		30,250,137

U.S. TREASURY OBLIGATIONS (16.7%)
UNITED STATES (16.7%)
U.S. Treasury Bond (USD), 3.75%, 08/15/41	3,023,000	3,524,156
U.S. Treasury Note
(USD), 0.75%, 05/31/12	50,000	50,109
(USD), 1.38%, 11/15/12	2,072,000	2,092,154
(USD), 0.13%, 12/31/13	3,183,000	3,177,528
(USD), 0.88%, 12/31/16	3,140,000	3,167,720
(USD), 1.38%, 11/30/18	1,219,000	1,232,999
(USD), 2.00%, 11/15/21	1,859,000	1,891,533

		15,136,199

Total U.S. Treasury Obligations		15,136,199

YANKEE DOLLARS (0.2%)
CANADA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Suncor Energy, Inc. (USD), 6.10%, 06/01/18	190,000	230,278

Total Yankee Dollars		230,278

REPURCHASE AGREEMENT (3.6%)
UNITED STATES (3.6%)
State Street Bank, 0.07%, dated 01/31/12, due 02/01/12, repurchase price $3,215,006 collateralized by $3,100,000 U.S. Treasury Note, maturing 6/30/14; market value of $3,283,946	3,215,000	3,215,000

Total Repurchase Agreement		3,215,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Core Fixed Income Fund

Total Investments (Cost $90,379,024) (c)—102.4%	92,927,799

Liabilities in excess of other assets—(2.4)%	(2,140,763)

Net Assets—100.0%	$90,787,036

(a)	Denotes a restricted security.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2012.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BKNT	Bank Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date.

TBA	The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At January 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-5 year	UBS	(4)	03/30/12	$(3,197)
United States Treasury Note 6%-10 year	UBS	(6)	03/21/12	(6,764)

				$(9,961)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (6.0%)
CHINA (0.6%)
Chemicals (0.6%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	$1,000,000	$151,779

QATAR (1.9%)
Sovereign (1.9%)
Qatar Government International Bond, Series REGS (USD), 5.15%, 04/09/14 (a)	500,000	535,000

RUSSIA (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Gazprom OAO Via RBS AG, Series REGS (USD), 9.63%, 03/01/13 (a)	920,000	986,700

Total Eurodollar Bonds		1,673,479

FOREIGN NON-GOVERNMENT BONDS (7.0%)
BRAZIL (4.6%)
Commercial Banks (4.6%)
Banco Votorantim SA, Series REGS (BRL), EMTN, 6.25%, 05/16/16 (a)(b)	2,200,000	1,301,087

MEXICO (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/20	7,800,000	669,053

Total Foreign Non-Government Bonds		1,970,140

SOVEREIGN BONDS (79.8%)
ARGENTINA (3.3%)
Republic of Argentina, Series VII (USD), 7.00%, 09/12/13	900,000	922,500

BRAZIL (3.2%)
Brazilian Government International Bond
(BRL), 12.50%, 01/05/16	530,000	351,877
(BRL), 10.25%, 01/10/28	840,000	539,664

		891,541

EGYPT (0.6%)
Egypt Government International Bond, Series REGS (EGP), 8.75%, 07/18/12 (a)	1,200,000	172,546

HUNGARY (4.4%)
Hungary Government Bond
Series 13, Class E (HUF), 7.50%, 10/24/13	100,200,000	438,084
Series 15, Class A (HUF), 8.00%, 02/12/15	47,500,000	206,598
Series 22, Class A (HUF), 7.00%, 06/24/22	149,600,000	576,662

		1,221,344

INDONESIA (6.1%)
Indonesia Treasury Bond
Series FR54 (IDR), 9.50%, 07/15/31	9,556,000,000	1,422,968
Series FR50 (IDR), 10.50%, 07/15/38	1,800,000,000	290,798

		1,713,766

MALAYSIA (4.5%)
Malaysia Government Bond

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series 0210 (MYR), 4.01%, 09/15/17	$1,850,000	$629,349
Series 0111 (MYR), 4.16%, 07/15/21	1,800,000	620,839

		1,250,188

MEXICO (10.7%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 7.25%, 12/15/16	5,750,000	482,486
Series M10 (MXN), 8.50%, 12/13/18	19,000,000	1,714,535
Series M20 (MXN), 10.00%, 12/05/24	5,200,000	533,420
Series M30 (MXN), 8.50%, 11/18/38	3,000,000	261,222

		2,991,663

PERU (4.4%)
Peru Government Bond (PEN), 7.84%, 08/12/20	2,900,000	1,233,875

POLAND (11.6%)
Poland Government Bond
Series 0413 (PLN), 5.25%, 04/25/13	2,300,000	717,841
Series 1015 (PLN), 6.25%, 10/24/15	1,430,000	463,146
Series 1017 (PLN), 5.25%, 10/25/17	5,930,000	1,842,237
Series 1021 (PLN), 5.75%, 10/25/21	700,000	219,536

		3,242,760

RUSSIA (2.4%)
Russian Foreign Bond—Eurobond
REGS (RUB), 7.85%, 03/10/18	5,000,000	170,629
REGS (RUB), 7.85%, 03/10/18 (a)	15,000,000	511,887

		682,516

SOUTH AFRICA (14.1%)
Eskom Holdings Ltd., Series E170 (ZAR), 13.50%, 08/01/20	4,500,000	731,003
South Africa Government Bond
Series R203 (ZAR), 8.25%, 09/15/17	18,700,000	2,511,951
Series R186 (ZAR), 10.50%, 12/21/26	3,400,000	521,883
Series R213 (ZAR), 7.00%, 02/28/31	1,700,000	184,772

		3,949,609

THAILAND (4.3%)
Thailand Government Bond
(THB), 4.25%, 03/13/13	4,800,000	157,200
(THB), 5.25%, 05/12/14	11,300,000	382,629
(THB), 2.80%, 10/10/17	18,800,000	596,484
(THB), 3.65%, 12/17/21	1,600,000	54,017

		1,190,330

TURKEY (8.3%)
Turkey Government Bond
Series CPI (TRY), 10.00%, 02/15/12 (b)	297,007	167,739
(TRY), 0.00%, 04/25/12 (c)	480,000	264,263
(TRY), 10.00%, 06/17/15	1,050,000	599,797
(TRY), 10.50%, 01/15/20	720,000	427,903
Series CPI (TRY), 4.00%, 04/01/20 (b)	1,492,902	848,514

		2,308,216

URUGUAY (1.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/18 (b)	3,022,833	169,263

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

(UYU), 4.25%, 04/05/27 (b)	$7,039,135	$356,854

		526,117

Total Sovereign Bonds		22,296,971

REPURCHASE AGREEMENT (3.9%)
UNITED STATES (3.9%)
State Street Bank, 0.07%, dated 01/31/12, due 02/01/12, repurchase price $1,079,002, collateralized by U.S. Treasury Bond, maturing 5/15/21; total market value of $1,104,586	1,079,000	1,079,000

Total Repurchase Agreement		1,079,000

Total Investments (Cost $27,898,718) (d)—96.7%		27,019,590

Other assets in excess of liabilities—3.3%		931,152

Net Assets—100.0%		$27,950,742

(a)	Denotes a restricted security.
(b)	Inflation linked security.
(c)	Issued with a zero coupon.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EGP	Egyptian Pound
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
03/02/12	JPMorgan Chase	BRL	1,793,000	USD	951,194	$1,018,634	$67,441
03/02/12	UBS	BRL	196,000	USD	101,187	111,351	10,164
Chilean Peso/United States Dollar
03/02/12	Royal Bank of Scotland	CLP	144,152,000	USD	273,481	292,291	18,810
Colombian Peso/United States Dollar
03/02/12	Barclays Bank PLC	COP	539,559,000	USD	277,088	297,556	20,469
Egyptian Pound/United States Dollar
03/01/12	JPMorgan Chase	EGP	167,000	USD	27,377	27,358	(19)

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Hungarian Forint/United States Dollar
04/20/12	Morgan Stanley	HUF	10,023,000	USD	43,292	$44,173	$881
Indian Rupee/United States Dollar
03/02/12	Royal Bank of Scotland	INR	15,200,000	USD	287,770	304,487	16,717
Indonesian Rupiah/United States Dollar
03/02/12	JPMorgan Chase	IDR	9,173,112,000	USD	978,465	1,018,669	40,204
03/02/12	Royal Bank of Scotland	IDR	711,929,000	USD	77,747	79,059	1,312
Malaysian Ringgit/United States Dollar
03/02/12	UBS	MYR	6,289,000	USD	1,969,930	2,063,102	93,172
Mexican Peso/United States Dollar
04/20/12	HSBC	MXN	2,875,000	USD	211,964	219,148	7,184
New Russian Ruble/United States Dollar
03/02/12	Royal Bank of Scotland	RUB	4,112,000	USD	132,272	135,263	2,991
03/02/12	UBS	RUB	54,744,000	USD	1,730,476	1,800,790	70,313
Peruvian Nouveau Sol/United States Dollar
03/02/12	UBS	PEN	670,000	USD	247,336	248,839	1,504
South African Rand/United States Dollar
04/20/12	Citibank	ZAR	2,598,000	USD	330,993	328,377	(2,616)
04/20/12	Credit Suisse	ZAR	2,086,000	USD	257,239	263,662	6,423
04/20/12	UBS	ZAR	1,740,000	USD	213,654	219,929	6,275
South Korean Won/United States Dollar
03/02/12	Barclays Bank PLC	KRW	649,508,000	USD	563,711	576,060	12,349
Thai Baht/United States Dollar
04/20/12	HSBC	THB	7,688,000	USD	240,551	246,985	6,434
Turkish Lira/United States Dollar
04/20/12	HSBC	TRY	709,000	USD	376,658	392,078	15,420

						$9,687,811	$395,428

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
03/02/12	UBS	USD	299,055	BRL	563,000	$319,850	$(20,795)
United States Dollar/Chilean Peso
03/02/12	UBS	USD	17,793	CLP	9,327,000	18,912	(1,119)
United States Dollar/Colombian Peso
03/02/12	UBS	USD	20,419	COP	39,722,000	21,906	(1,487)
United States Dollar/Egyptian Pound
03/01/12	Barclays Bank PLC	USD	177,287	EGP	1,156,000	189,375	(12,088)
United States Dollar/Hungarian Forint
04/20/12	HSBC	USD	247,062	HUF	60,758,000	267,772	(20,710)
United States Dollar/Indian Rupee
03/02/12	UBS	USD	283,107	INR	15,200,000	304,487	(21,380)
United States Dollar/Indonesian Rupiah
03/02/12	UBS	USD	239,877	IDR	2,204,786,000	244,840	(4,964)
United States Dollar/Malaysian Ringgit
03/02/12	UBS	USD	347,603	MYR	1,110,000	364,135	(16,532)
United States Dollar/Mexican Peso
04/20/12	Credit Suisse	USD	23,744	MXN	320,000	24,392	(648)
United States Dollar/New Russian Ruble
03/02/12	Barclays Bank PLC	USD	172,461	RUB	5,536,000	182,105	(9,644)
03/02/12	UBS	USD	136,670	RUB	4,405,000	144,902	(8,232)
United States Dollar/Peruvian Nouveau Sol
03/02/12	Royal Bank of Scotland	USD	1,460,497	PEN	3,993,000	1,483,008	(22,511)
United States Dollar/Polish Zloty

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

04/20/12	Credit Suisse	USD	37,043	PLN	120,000	$36,891	$152
04/20/12	HSBC	USD	452,293	PLN	1,565,000	481,123	(28,830)
United States Dollar/South African Rand
04/20/12	HSBC	USD	1,173,794	ZAR	9,572,000	1,209,863	(36,069)
United States Dollar/South Korean Won
03/02/12	UBS	USD	43,643	KRW	50,643,000	44,916	(1,273)
United States Dollar/Thai Baht
04/20/12	Royal Bank of Scotland	USD	359,836	THB	11,423,000	366,976	(7,140)
United States Dollar/Turkish Lira
04/20/12	Goldman Sachs	USD	218,719	TRY	399,000	220,648	(1,929)

						$5,926,101	$(215,199)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (2.6%)
GERMANY (0.4%)
German Postal Pensions Securitisation 2 PLC, Series 2 (EUR), 4.25%, 01/18/17	$100,000	$143,885

ITALY (0.2%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	70,000	80,578

UNITED KINGDOM (0.2%)
Chester Asset Receivables Dealings 2003-B PLC, Class A (GBP), 4.65%, 09/15/15	50,000	80,491

UNITED STATES (1.8%)
Capital One Multi-Asset Execution Trust
Series 2006-B1, Class B1 (USD), 0.57%, 01/15/19 (a)	105,000	101,073
Series 2004-B3, Class B3 (USD), 1.02%, 01/18/22 (a)	35,000	33,225
CPS Auto Trust, Series 2010-A, Class A (USD), 2.89%, 03/15/16 (b)	35,692	35,745
Ford Credit Auto Owner Trust, Series 2009-B, Class A3 (USD), 2.79%, 08/15/13	19,754	19,841
Santander Drive Auto Receivables Trust
Series 2011-4, Class B (USD), 2.90%, 05/16/16	41,000	41,154
Series 2010-2, Class C (USD), 3.89%, 07/17/17	16,000	16,281
SLM Student Loan Trust 2003-10, Series REGS (EUR), 1.98%, 12/15/27 (a)(b)	230,000	264,899
World Financial Network Credit Card Master Trust
Series 2010-A, Class A (USD), 3.96%, 04/15/19	35,000	37,696
Series 2010-A, Class M (USD), 5.20%, 04/15/19	45,000	48,843

		598,757

Total Asset-Backed Securities		903,711

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.7%)
UNITED STATES (2.7%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/29 (a)(b)	100,000	100,313
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (a)	25,000	26,219
Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42	30,519	32,021
Series 2007-PW17, Class AM (USD), 5.90%, 06/11/50 (a)	50,000	51,799
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	20,000	20,652
Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (a)	30,000	34,249
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (a)	50,000	51,705
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.77%, 06/10/46 (a)	25,000	25,904
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (a)	10,000	11,453
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (a)	20,000	20,241
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	70,000	74,447
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/39	15,000	16,455
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (USD), 6.06%, 04/15/45 (a)	50,000	52,964
Series 2007-LD11, Class A4 (USD), 6.00%, 06/15/49 (a)	30,000	32,736
Series 2007-LD11, Class ASB (USD), 6.00%, 06/15/49 (a)	50,000	53,684
Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51 (a)	60,000	68,521
Series 2007-CB20, Class AM (USD), 5.89%, 02/12/51 (a)	50,000	52,121
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (a)	40,000	44,807
Series 2007-LD12, Class ASB (USD), 5.83%, 02/15/51 (a)	77,630	83,717
Wachovia Bank Commercial Mortgage Trust

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2006-C29, Class AM (USD), 5.34%, 11/15/48	$40,000	$40,561
Series 2007-C32, Class APB (USD), 5.93%, 06/15/49 (a)	32,000	34,142

		928,711

Total Commercial Mortgage-Backed Securities		928,711

RESIDENTIAL MORTGAGE-BACKED SECURITIES (3.0%)
UNITED KINGDOM (0.3%)
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1 (USD), 1.87%, 05/17/60 (a)(b)	100,000	99,945

UNITED STATES (2.7%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 4.95%, 04/26/37 (a)(b)	41,071	39,018
Series 2009-RR6, Class 3A1 (USD), 4.27%, 12/26/37 (a)(b)	53,995	51,268
Series 2009-RR2, Class A1 (USD), 5.05%, 01/21/38 (a)(b)	100,726	101,295
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/36 (b)	39,098	40,295
Series 2009-3R, Class 25A1 (USD), 2.81%, 07/27/36 (a)(b)	53,057	52,706
Series 2009-8R, Class 5A1 (USD), 5.73%, 05/26/37 (a)(b)	78,105	80,410
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/37 (b)	61,816	64,446
Series 2009-2R, Class 2A5 (USD), 4.98%, 06/26/37 (a)(b)	50,302	49,754
Series 2009-3R, Class 30A1 (USD), 5.35%, 07/27/37 (a)(b)	52,735	53,976
Series 2009-3R, Class 28A1 (USD), 4.76%, 08/27/37 (a)(b)	23,128	22,252
First Tennessee Whole, Series FT-1748, Class PC (USD), 4.00%, 03/30/16 (c)	50,000	54,438
FREMF Mortgage Trust, Series 2011-K15 (USD), 4.93%, 08/25/44	31,000	28,563
JP Morgan Reremic
Series 2009-8, Class A1 (USD), 5.00%, 04/20/36 (a)(b)	55,837	56,773
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	65,122	66,061
Series 2009-7, Class 14A1 (USD), 5.19%, 07/27/37 (a)(b)	56,048	52,816
Series 2009-7, Class 17A1 (USD), 6.13%, 07/27/37 (a)(b)	62,333	62,556
Series 2009-7, Class 1A1 (USD), 5.47%, 08/27/37 (a)(b)	48,435	48,044
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class 1A6 (USD), 5.50%, 12/25/34	4,201	4,215

		928,886

Total Residential Mortgage-Backed Securities		1,028,831

CORPORATE BONDS (9.5%)
UNITED STATES (9.5%)
Advertising (0.3%)
Interpublic Group of Cos., Inc. (USD), 10.00%, 07/15/17	30,000	34,312
Omnicom Group, Inc. (USD), 4.45%, 08/15/20	50,000	52,970

		87,282

Chemicals (0.5%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	55,000	63,800
(USD), 7.13%, 05/01/20	20,000	23,950
Chevron Phillips Chemical Co. LLC (USD), 7.00%, 06/15/14 (b)	45,000	50,993
Dow Chemical Co. (USD), 5.70%, 05/15/18	30,000	35,147

		173,890

Commercial Banks (0.9%)
Citigroup, Inc. (USD), 4.45%, 01/10/17	60,000	62,560
Goldman Sachs Group, Inc.
(USD), 5.13%, 01/15/15	60,000	63,646
(USD), 5.25%, 07/27/21	35,000	34,963
JPMorgan Chase & Co. (USD), 3.45%, 03/01/16	35,000	36,046

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

Morgan Stanley (USD), 3.80%, 04/29/16	$100,000	$97,167

		294,382

Computers & Peripherals (0.3%)
Brocade Communications Systems, Inc. (USD), 6.63%, 01/15/18	45,000	47,250
Hewlett-Packard Co. (USD), 3.75%, 12/01/20	60,000	60,339

		107,589

Diversified Financial Services (1.3%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (b)	58,000	61,597
Discover Financial Services (USD), 10.25%, 07/15/19	25,000	31,386
ERAC USA Finance LLC (USD), 6.20%, 11/01/16 (b)	45,000	50,979
HSBC Finance Corp. (USD), 6.68%, 01/15/21	50,000	51,948
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (b)	70,000	73,762
PACCAR Financial Corp. (USD), MTN, 1.55%, 09/29/14	25,000	25,373
Toyota Motor Credit Corp. (USD), MTN, 2.05%, 01/12/17	135,000	137,159
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (b)	21,882	23,813

		456,017

Diversified Telecommunication Services (0.6%)
Juniper Networks, Inc. (USD), 5.95%, 03/15/41	15,000	16,774
Qwest Corp.
(USD), 7.63%, 06/15/15	40,000	45,539
(USD), 8.38%, 05/01/16	25,000	29,111
(USD), 7.50%, 06/15/23	40,000	40,000
(USD), 7.25%, 09/15/25	20,000	21,520
SBA Tower Trust (USD), 5.10%, 04/15/42 (b)	55,000	58,949

		211,893

Electric Utilities (0.4%)
FirstEnergy Corp., Series C (USD), 7.38%, 11/15/31	20,000	25,743
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/18	35,000	34,519
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/41 (b)	70,000	71,612

		131,874

Electronics (0.4%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	35,000	41,396
Amphenol Corp. (USD), 4.75%, 11/15/14	45,000	48,626
Jabil Circuit, Inc. (USD), 5.63%, 12/15/20	40,000	41,200

		131,222

Energy Equipment & Services (0.6%)
Boardwalk Pipelines LP (USD), 5.75%, 09/15/19	35,000	38,976
El Paso Pipeline Partners Operating Co. LLC (USD), 5.00%, 10/01/21	30,000	31,393
Energy Transfer Partners LP (USD), 5.20%, 02/01/22	50,000	52,801
Enterprise Products Operating LLC (USD), 5.95%, 02/01/41	50,000	56,895
Williams Cos., Inc. (USD), 7.75%, 06/15/31	19,000	22,999

		203,064

Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	65,000	73,995
CareFusion Corp. (USD), 5.13%, 08/01/14	45,000	48,669

		122,664

Healthcare Providers & Services (0.1%)
Humana, Inc. (USD), 6.30%, 08/01/18	25,000	28,861

Information Technology Services (0.2%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/15	50,000	53,764

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

Insurance (0.5%)
American International Group, Inc.
(USD), 4.88%, 09/15/16	$30,000	$30,449
(USD), MTN, 5.60%, 10/18/16	25,000	25,927
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (b)	41,000	50,404
Prudential Financial, Inc. (USD), MTN, 4.50%, 11/16/21	52,000	54,844

		161,624

Media (0.6%)
CBS Corp. (USD), 8.88%, 05/15/19	45,000	59,225
DIRECTV Holdings LLC (USD), 5.88%, 10/01/19	50,000	57,073
News America, Inc. (USD), 6.15%, 02/15/41	35,000	41,800
Time Warner Cable, Inc. (USD), 5.88%, 11/15/40	55,000	61,751

		219,849

Metals & Mining (0.1%)
Barrick North America Finance LLC (USD), 6.80%, 09/15/18	35,000	43,090

Multi-Utilities (0.3%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	72,007
PNM Resources, Inc. (USD), 9.25%, 05/15/15	27,000	29,835

		101,842

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	40,000	47,312
Marathon Petroleum Corp. (USD), 5.13%, 03/01/21	35,000	37,194
Nabors Industries, Inc. (USD), 4.63%, 09/15/21 (b)	40,000	40,842
Noble Energy, Inc. (USD), 6.00%, 03/01/41	35,000	40,274
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	30,000	35,741

		201,363

Paper & Forest Products (0.3%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/24	30,000	38,959
International Paper Co. (USD), 7.95%, 06/15/18	60,000	74,880

		113,839

Pharmaceuticals (0.1%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	35,000	41,273

Real Estate (0.3%)
UDR, Inc. (USD), MTN, 4.25%, 06/01/18	70,000	73,152
WEA Finance LLC (USD), 6.75%, 09/02/19 (b)	40,000	47,263

		120,415

Real Estate Investment Trust (REIT) Fund (0.2%)
HCP, Inc. (USD), 3.75%, 02/01/16	50,000	51,954

Specialty Retail (0.3%)
Best Buy Co., Inc. (USD), 3.75%, 03/15/16	25,000	24,894
Home Depot, Inc. (USD), 5.95%, 04/01/41	15,000	19,269
Lowe’s Cos., Inc. (USD), 3.80%, 11/15/21	15,000	16,177
Wal-Mart Stores, Inc. (USD), 3.25%, 10/25/20	40,000	42,812

		103,152

Tobacco (0.2%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/16	50,000	75,820

		3,236,723

Total Corporate Bonds		3,236,723

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

COVERED BONDS (1.6%)
SWEDEN (0.2%)
Commercial Banks (0.2%)
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	$60,000	$81,847

UNITED KINGDOM (1.4%)
Commercial Banks (1.0%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.13%, 06/30/14 (b)	100,000	132,937
Royal Bank of Scotland PLC (The) (EUR), EMTN, 2.75%, 06/18/13	150,000	199,033

		331,970

Diversified Financial Services (0.4%)
Nationwide Building Society (EUR), EMTN, 3.88%, 12/05/13	100,000	136,226

		468,196

Total Covered Bonds		550,043

FOREIGN NON-GOVERNMENT BONDS (17.0%)
AUSTRALIA (0.5%)
Commercial Banks (0.1%)
Commonwealth Bank of Australia (USD), 3.25%, 03/17/16 (b)	40,000	40,647

Food & Staples (0.2%)
Wesfarmers Ltd. (USD), 2.98%, 05/18/16 (b)	55,000	55,959

Metals & Mining (0.2%)
Rio Tinto Finance USA Ltd. (USD), 6.50%, 07/15/18	55,000	69,295

		165,901

BELGIUM (0.3%)
Beverages (0.2%)
Anheuser-Busch InBev NV (EUR), EMTN, 4.00%, 04/26/18	50,000	70,935

Food Products (0.1%)
Delhaize Group SA (USD), 5.70%, 10/01/40	42,000	41,069

		112,004

CANADA (0.0%)
Diversified Minerals (0.0%)
Teck Resources Ltd. (USD), 6.25%, 07/15/41	10,000	11,760

DENMARK (0.2%)
Commercial Banks (0.2%)
Danske Bank A/S (EUR), EMTN, 6.00%, 03/20/16 (a)	50,000	66,141

FRANCE (2.3%)
Commercial Banks (0.8%)
BPCE SFH - Societe de Financement de l’Habitat (EUR), 3.63%, 05/12/16 (b)	100,000	136,214
Societe Generale SFH (EUR), EMTN, 3.25%, 06/06/16 (b)	100,000	134,447

		270,661

Diversified Financial Services (0.2%)
Caisse Refinancement de l’Habitat (EUR), EMTN, 4.00%, 01/10/22	50,000	67,359

Electric Utilities (0.3%)
EDF SA
(USD), 4.60%, 01/27/20 (b)	25,000	26,009

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

(EUR), EMTN, 4.63%, 04/26/30	$50,000	$64,572

		90,581

Food & Staples (0.4%)
Casino Guichard Perrachon SA (EUR), EMTN, 6.38%, 04/04/13	100,000	136,406

Government Agency (0.4%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/16 (a)(d)	150,000	148,137

Insurance (0.2%)
AXA SA (GBP), EMTN, 6.67%, 07/06/16 (a)(d)	50,000	60,662
Groupama SA (EUR), 4.38%, 07/06/15 (a)(d)	50,000	25,899

		86,561

		799,705

GERMANY (1.4%)
Commercial Banks (0.2%)
Duesseldorfer Hypothekenbank AG (EUR), 1.88%, 12/13/13 (e)	50,000	66,309

Diversified Financial Services (1.2%)
German Postal Pensions Securitisation PLC, Series 2 (EUR), 3.38%, 01/18/16	200,000	276,077
Volkswagen Leasing GMBH (EUR), EMTN, 3.25%, 05/10/18	100,000	134,547

		410,624

		476,933

ISRAEL (0.3%)
Pharmaceuticals (0.3%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/21	100,000	105,779

ITALY (1.4%)
Commercial Banks (0.9%)
Intesa Sanpaolo SpA (EUR), EMTN, 6.63%, 05/08/18	50,000	60,415
UniCredit SpA
(EUR), EMTN, 4.88%, 02/12/13	100,000	132,264
(EUR), EMTN, 4.25%, 07/31/18 (b)	100,000	124,562

		317,241

Diversified Telecommunication Services (0.5%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	35,000	33,819
Telecom Italia Finance SA (EUR), EMTN, 7.75%, 01/24/33	90,000	113,962

		147,781

		465,022

MEXICO (0.4%)
Diversified Telecommunication Services (0.4%)
America Movil SAB de CV (EUR), EMTN, 4.13%, 10/25/19	100,000	138,068

NETHERLANDS (1.3%)
Auto Manufacturers (0.2%)
BMW Finance NV (GBP), EMTN, 3.38%, 12/14/18	48,000	76,378

Commercial Banks (1.1%)
ABN Amro Bank NV (EUR), EMTN, 4.25%, 04/11/16	100,000	136,073
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 3.38%, 01/19/17	165,000	169,820
ING Bank NV (EUR), EMTN, 6.13%, 05/29/23 (a)	50,000	59,691

		365,584

		441,962

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

NORWAY (0.4%)
Commercial Banks (0.4%)
Terra Boligkreditt (EUR), EMTN, 2.13%, 08/31/15	$100,000	$131,608

SPAIN (2.7%)
Commercial Banks (1.0%)
Caja de Ahorros y Monte de Piedad de Gipuzkoa y San Sebastian (EUR), 4.38%, 11/05/14	100,000	130,962
Caja de Ahorros y Monte de Piedad de Madrid (EUR), 3.50%, 03/14/13	150,000	194,588

		325,550

Diversified Telecommunication Services (0.8%)
Telefonica Emisiones SAU (EUR), EMTN, 4.97%, 02/03/16	200,000	268,428

Electric Utilities (0.4%)
Iberdrola Finanzas SAU (EUR), EMTN, 4.63%, 04/07/17	100,000	134,454

Insurance (0.1%)
Mapfre SA (EUR), 5.92%, 07/24/37 (a)	50,000	43,852

Software (0.4%)
Amadeus Capital Markets SA (EUR), EMTN, 4.88%, 07/15/16	100,000	134,101

		906,385

SWEDEN (0.4%)
Commercial Banks (0.4%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18 (a)	100,000	135,637

UNITED KINGDOM (4.9%)
Commercial Banks (2.6%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.63%, 10/05/17	100,000	131,433
Barclays Bank PLC
(GBP), EMTN, 8.25%, 12/15/18 (a)(d)	70,000	100,379
(EUR), EMTN, 6.00%, 01/14/21	50,000	60,978
HSBC Capital Funding LP (EUR), 5.37%, 03/24/14 (a)(d)	50,000	59,843
Lloyds TSB Bank PLC
(EUR), EMTN, 4.13%, 04/06/16	100,000	137,587
(GBP), EMTN, 6.75%, 10/24/18	50,000	84,714
Royal Bank of Scotland Group PLC (EUR), EMTN, 5.25%, 05/15/13	100,000	134,076
Royal Bank of Scotland PLC
Series REGS (EUR), EMTN, 4.00%, 03/15/16 (b)	100,000	136,632
(EUR), EMTN, 6.93%, 04/09/18	50,000	58,070

		903,712

Diversified Financial Services (0.9%)
Nationwide Building Society
(EUR), EMTN, 3.75%, 01/20/15	50,000	66,285
(EUR), EMTN, 6.75%, 07/22/20	60,000	70,826
Network Rail Infrastructure Finance PLC, Series REGS (GBP), EMTN, 2.50%, 03/07/14 (b)(e)	100,000	162,991

		300,102

Food & Staples (0.5%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/16	100,000	152,087

Insurance (0.2%)
Aviva PLC (EUR), 5.70%, 09/29/15 (a)(d)	80,000	82,045

Oil, Gas & Consumable Fuels (0.3%)
BP Capital Markets PLC

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

(USD), 3.20%, 03/11/16	$70,000	$74,430
(USD), 2.25%, 11/01/16	35,000	35,820

		110,250

Water Utility (0.4%)
United Utilities Water PLC (GBP), EMTN, 5.75%, 03/25/22	75,000	136,206

		1,684,402

UNITED STATES (0.5%)
Commercial Banks (0.3%)
SG Capital Trust III (EUR), 5.42%, 11/10/13 (a)(d)	100,000	95,488

Specialty Retail (0.2%)
Wal-Mart Stores, Inc. (EUR), 4.88%, 09/21/29	50,000	76,871

		172,359

Total Foreign Non-Government Bonds		5,813,666

MUNICIPAL BONDS (1.7%)
UNITED STATES (1.7%)
CALIFORNIA (0.3%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds) Series S1 (USD), 7.04%, 04/01/50	25,000	34,850
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	60,000	77,025

		111,875

GEORGIA (0.2%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	55,000	64,413

ILLINOIS (0.4%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	55,000	63,409
Illinois State Toll Highway Authority Revenue Bonds (Build America Bonds) (USD), 5.85%, 12/01/34	55,000	63,576

		126,985

NEW YORK (0.6%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 6.09%, 11/15/40	55,000	67,911
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	40,000	49,700
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/29	65,000	80,113

		197,724

OHIO (0.2%)
American Municipal Power-Ohio, Inc. Revenue Bonds (Build America Bonds) (USD), 7.83%, 02/15/41	55,000	77,125

		578,122

Total Municipal Bonds		578,122

SOVEREIGN BONDS (38.2%)
AUSTRALIA (0.9%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/17	265,000	316,136

AUSTRIA (0.5%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	155,606

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

BELGIUM (0.6%)
Belgium Government Bond, Series 61 (EUR), 4.25%, 09/28/21	$160,000	$218,258

CANADA (2.3%)
Canadian Government Bond
(CAD), 4.00%, 06/01/17	350,000	396,257
Series WL43 (CAD), 5.75%, 06/01/29	260,000	381,731

		777,988

DENMARK (0.2%)
Denmark Government Bond (DKK), 4.50%, 11/15/39	300,000	75,645

FINLAND (0.1%)
Finland Government Bond (EUR), 3.50%, 04/15/21	30,000	43,181

FRANCE (1.2%)
France Government Bond OAT
(EUR), 3.25%, 10/25/21	170,000	225,192
(EUR), 5.50%, 04/25/29	40,000	64,215
(EUR), 4.75%, 04/25/35	70,000	105,115

		394,522

GERMANY (4.4%)
Bundesobligation (EUR), 1.25%, 10/14/16	80,000	107,286
Bundesrepublik Deutschland
(EUR), 4.25%, 07/04/17	200,000	308,020
(EUR), 3.00%, 07/04/20	530,000	772,160
Series 98 (EUR), 4.75%, 07/04/28	10,000	17,020
Series 03 (EUR), 4.75%, 07/04/34	20,000	35,830
FMS Wertmanagement (EUR), EMTN, 2.25%, 07/14/14	100,000	134,358
State of Baden-Wurttemberg, Series 87 (EUR), 3.25%, 01/22/14	100,000	136,436

		1,511,110

ITALY (1.4%)
Buoni Poliennali Del Tesoro
(EUR), 3.75%, 08/01/15	160,000	206,044
(EUR), 5.00%, 09/01/40	270,000	285,431

		491,475

JAPAN (17.2%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/15	70,000,000	958,184
Series 297 (JPY), 1.40%, 12/20/18	33,000,000	457,891
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	115,000,000	1,457,009
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/33	30,000,000	347,453
Series 30 (JPY), 2.30%, 03/20/39	25,000,000	357,346
Japan Government 5 Year Bond
Series 81 (JPY), 0.80%, 03/20/14	110,000,000	1,463,185
Series 92 (JPY), 0.30%, 09/20/15	65,000,000	854,130

		5,895,198

NETHERLANDS (0.2%)
Netherlands Government Bond (EUR), 4.50%, 07/15/17	40,000	60,714

POLAND (0.3%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/15	310,000	97,848

SINGAPORE (3.5%)
Singapore Government Bond (SGD), 3.63%, 07/01/14	1,400,000	1,200,918

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

SPAIN (0.9%)
Instituto de Credito Oficial (GBP), EMTN, 4.50%, 03/07/13 (b)(e)	$30,000	$46,622
Spain Government Bond
(EUR), 5.50%, 04/30/21	77,000	106,192
(EUR), 4.80%, 01/31/24	105,000	131,143
(EUR), 4.70%, 07/30/41	30,000	33,436

		317,393

SUPRANATIONAL (0.4%)
European Union, Series REGS (EUR), EMTN, 3.00%, 09/04/26 (b)	100,000	128,463

SWEDEN (0.9%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	2,100,000	317,663

UNITED KINGDOM (3.2%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/15	130,000	218,692
(GBP), 6.00%, 12/07/28	105,000	243,819
(GBP), 4.25%, 03/07/36	130,000	251,827
(GBP), 4.25%, 09/07/39	200,000	388,709

		1,103,047

Total Sovereign Bonds		13,105,165

U.S. AGENCIES MORTGAGE BACKED (13.3%)
UNITED STATES (13.3%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/20	52,498	57,073
Series 3793, Class LV (USD), 4.00%, 11/15/23	28,167	29,984
Series 3874, Class GW (USD), 3.50%, 06/15/26	35,000	37,163
TBA (USD), 3.00%, 02/01/27	60,000	62,484
Series 3476, Class VB (USD), 5.50%, 02/15/27	35,000	37,755
Series 2154, Class PL (USD), 6.50%, 05/15/29	30,194	33,855
Series 3755, Class ML (USD), 5.50%, 06/15/29	30,044	32,495
Pool # C91293 (USD), 5.00%, 03/01/30	30,612	32,960
Series 3870, Class WB (USD), 4.00%, 06/15/31	50,000	53,700
Series 2904, Class PD, CMO (USD), 5.50%, 03/15/33	25,000	26,244
Series 3056, Class HD (USD), 5.00%, 02/15/34	79,000	84,561
Series 3036, Class ND (USD), 5.00%, 05/15/34	105,000	114,789
Series 3113, Class QD (USD), 5.00%, 06/15/34	110,000	118,881
Series 3659, Class VG (USD), 5.00%, 09/15/34	45,000	51,564
Series 3074, Class WJ (USD), 5.00%, 10/15/34	85,000	93,036
Pool # G01840 (USD), 5.00%, 07/01/35	90,354	97,539
Pool # G06788 (USD), 5.50%, 10/01/35	22,720	24,743
Series 3349, Class HE, CMO (USD), 5.50%, 07/15/36	45,000	50,594
Pool # 1Q0571 (USD), 4.99%, 06/01/38 (a)	84,361	90,147
Series 3864, Class AB (USD), 4.00%, 06/15/39	36,386	38,523
Series 3715, Class PC (USD), 4.50%, 08/15/40	40,000	44,051
Series 3923, Class PQ (USD), 4.00%, 09/15/40	40,000	42,823
Pool # A94362 (USD), 4.00%, 10/01/40	51,347	54,696
Pool # A95803 (USD), 4.00%, 12/01/40	48,224	51,383
Pool # G06181 (USD), 4.50%, 12/01/40	73,839	80,538
Pool # Q03019 (USD), 4.00%, 09/01/41	43,719	46,475
Pool # G06784 (USD), 3.50%, 10/01/41	43,725	45,389
Pool # Q04017 (USD), 4.00%, 10/01/41	39,482	41,719
Pool # Q04603 (USD), 4.00%, 11/01/41	54,392	57,604
Series 3980, Class EP, CMO (USD), 5.00%, 01/15/42	55,000	61,192
TBA (USD), 3.50%, 03/01/42	40,000	41,363
Federal National Mortgage Association
Pool # 685200 (USD), 5.00%, 03/01/18	49,135	53,156

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2011-34, Class VA (USD), 4.00%, 06/25/22	$14,091	$14,995
Series 2011-32, Class VG (USD), 4.00%, 02/25/24	66,462	70,367
Pool # 993565 (USD), 4.00%, 04/01/24	29,535	31,323
Pool # 555531 (USD), 5.50%, 06/01/33	25,730	28,081
Pool # 725424 (USD), 5.50%, 04/01/34	31,247	34,102
Pool # 773425 (USD), 5.00%, 06/01/34	21,981	23,766
Pool # 357632 (USD), 5.50%, 10/01/34	33,065	36,087
Pool # AD0308 (USD), 5.00%, 03/01/35	33,607	36,337
Pool # 735676 (USD), 5.00%, 07/01/35	39,097	42,273
Pool # 891386 (USD), 5.50%, 10/01/35	93,141	101,595
Pool # 868691 (USD), 6.00%, 04/01/36	70,351	77,495
Pool # 995793 (USD), 5.50%, 09/01/36	75,166	82,035
Pool # 888367 (USD), 7.00%, 03/01/37	38,224	44,106
Pool # 995199 (USD), 6.00%, 05/01/37	29,845	33,006
Pool # AD0114 (USD), 5.00%, 07/01/37	86,564	93,596
Pool # 995097 (USD), 6.50%, 10/01/37	33,328	37,596
Pool # 959642 (USD), 6.00%, 11/01/37	28,679	31,843
Pool # 960128 (USD), 6.00%, 11/01/37	34,758	38,255
Pool # 966202 (USD), 6.00%, 12/01/37	54,224	59,680
Pool # 995049 (USD), 5.50%, 02/01/38	49,702	54,213
Pool # AD0198 (USD), 5.50%, 09/01/38	58,780	64,115
Pool # 890149 (USD), 6.50%, 10/01/38	36,784	41,449
Pool # 890234 (USD), 6.00%, 10/01/38	54,642	60,430
Pool # 995149 (USD), 6.50%, 10/01/38	36,059	40,700
Pool # 995228 (USD), 6.50%, 11/01/38	55,615	62,651
Series 2010-56, Class BD (USD), 5.00%, 12/25/38	50,000	55,693
Pool # 890101 (USD), 6.00%, 02/01/39	27,946	31,028
Series 2011-35, Class PA (USD), 4.00%, 02/25/39	71,715	75,194
Series 2011-49, Class KB (USD), 4.50%, 07/25/39	72,250	76,106
Pool # AA9347 (USD), 5.00%, 08/01/39	32,560	35,540
Series 2011-27, Class JQ (USD), 4.00%, 09/25/39	71,954	75,821
Series 2011-122, Class TA, CMO (USD), 4.00%, 10/25/39	70,000	74,855
Series 2011-2, Class PD (USD), 4.00%, 12/25/39	60,000	63,722
Series 2011-31, Class PB (USD), 4.00%, 01/25/40	45,000	48,762
Pool # AE0082 (USD), 5.00%, 05/01/40	24,594	26,845
Pool # AE8388 (USD), 4.50%, 11/01/40	27,180	29,603
Pool # AE9107 (USD), 4.50%, 11/01/40	34,200	37,249
Series 2012-11, Class PM, CMO (USD), 4.00%, 11/25/40	50,000	53,372
Series 2012-11, Class PW, CMO (USD), 4.00%, 11/25/40	70,000	74,720
Pool # AI1085 (USD), 3.15%, 06/01/41 (a)	41,044	42,902
Pool # AI1086 (USD), 3.15%, 06/01/41 (a)	49,112	51,332
Pool # AI5595 (USD), 5.00%, 07/01/41	49,498	53,784
Series 2011-60, Class AT (USD), 5.00%, 07/25/41	80,000	86,986
Pool # AJ1422 (USD), 5.00%, 09/01/41	63,905	69,196
Pool # AB3690 (USD), 4.00%, 10/01/41	84,139	89,063
Pool # AJ1472 (USD), 4.00%, 10/01/41	34,702	36,732
Pool # AJ4069 (USD), 4.00%, 10/01/41	44,623	47,328
Series 2012-10, Class PC (USD), 4.50%, 11/25/41	35,000	38,462
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	30,000	33,158
Government National Mortgage Association
Series 2011-45, Class VE (USD), 4.50%, 04/20/22	47,030	51,207
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	13,513	14,196
Series 2012-14, Class PA, CMO (USD), 4.00%, 11/20/40	55,000	60,243
Pool # 783356 (USD), 6.00%, 06/20/41	48,478	54,741
Pool # 769101 (USD), 4.00%, 07/20/41	39,358	42,326

		4,558,741

Total U.S. Agencies Mortgage Backed		4,558,741

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

U.S. TREASURY OBLIGATIONS (4.9%)
UNITED STATES (4.9%)
U.S. Treasury Bond
(USD), 4.38%, 05/15/41	$286,000	$369,610
(USD), 3.75%, 08/15/41	62,000	72,278
U.S. Treasury Note
(USD), 1.38%, 11/15/12	85,000	85,827
(USD), 0.13%, 09/30/13	193,000	192,736
(USD), 0.13%, 12/31/13	95,000	94,837
(USD), 0.50%, 10/15/14	53,000	53,315
(USD), 0.25%, 01/15/15	197,000	196,723
(USD), 0.88%, 12/31/16	205,000	206,810
(USD), 2.13%, 08/15/21	91,000	93,936
(USD), 2.00%, 11/15/21	297,000	302,198

		1,668,270

Total U.S. Treasury Obligations		1,668,270

YANKEE DOLLARS (0.2%)
CANADA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Suncor Energy, Inc. (USD), 6.10%, 06/01/18	35,000	42,420

UNITED KINGDOM (0.1%)
Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/17 (b)	25,000	29,052

Total Yankee Dollars		71,472

REPURCHASE AGREEMENT (1.8%)
UNITED STATES (1.8%)
State Street Bank, 0.07%, dated 01/31/12, due 02/01/12, repurchase price $623,001, collateralized by U.S. Treasury Note, maturing 8/31/14; total market value of $638,250	623,000	623,000

Total Repurchase Agreement		623,000

Total Investments (Cost $31,701,201) (f)—96.5%		33,066,455

Other assets in excess of liabilities—3.5%		1,203,785

Net Assets—100.0%		$34,270,240

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2012.
(b)	Denotes a restricted security.
(c)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	This security is government guaranteed.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date.
TBA	The actual principal and maturity date will be determined upon settlement date.
TWD	New Taiwanese Dollar
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Japan Government 10 Year Bond Mini Futures	JPMorgan Chase	9	03/08/12	$11,718
United Kingdom Gilt Bond Futures	JPMorgan Chase	(7)	03/28/12	(24,214)
United States Treasury Note 6%-5 year	JPMorgan Chase	(16)	03/30/12	(17,527)
United States Treasury Note 6%-10 year	JPMorgan Chase	(11)	03/21/12	(27,815)

				$(57,838)

At January 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/20/12	Barclays Bank PLC	AUD	121,000	USD	124,456	$127,366	$2,910
04/20/12	Deutsche Bank	AUD	622,000	USD	658,107	654,723	(3,384)
Canadian Dollar/United States Dollar
04/20/12	Barclays Bank PLC	CAD	206,000	USD	202,627	205,081	2,454
Czech Koruna/United States Dollar
04/20/12	UBS	CZK	950,000	USD	47,047	49,073	2,026
Danish Krone/United States Dollar
04/20/12	UBS	DKK	399,000	USD	68,349	70,257	1,908
Euro Currency/United States Dollar
04/20/12	Citibank N.A.	EUR	526,000	USD	670,974	688,197	17,223
Japanese Yen/United States Dollar
04/20/12	Royal Bank of Canada	JPY	81,922,000	USD	1,067,541	1,075,901	8,360
Malaysian Ringgit/United States Dollar
03/02/12	Royal Bank of Scotland	MYR	280,000	USD	87,871	91,854	3,983
Mexican Peso/United States Dollar
04/20/12	Royal Bank of Canada	MXN	5,655,000	USD	416,557	431,053	14,496
New Taiwan Dollar/United States Dollar
03/02/12	Royal Bank of Scotland	TWD	4,250,000	USD	140,519	143,484	2,965
New Zealand Dollar/United States Dollar
04/20/12	UBS	NZD	52,000	USD	41,295	42,709	1,414
Norwegian Krone/United States Dollar
04/20/12	UBS	NOK	321,000	USD	53,102	54,550	1,448
South African Rand/United States Dollar
04/20/12	UBS	ZAR	631,000	USD	77,276	79,756	2,480

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Global Fixed Income Fund

South Korean Won/United States Dollar
03/02/12	Royal Bank of Scotland	KRW	383,000,000	USD	333,653	$339,690	$6,037

						$4,053,694	$64,320

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/20/12	Deutsche Bank	USD	667,738	AUD	644,000	$677,881	$(10,143)
United States Dollar/British Pound
04/20/12	Royal Bank of Canada	USD	171,747	GBP	112,000	176,373	(4,626)
United States Dollar/Euro Currency
04/20/12	Royal Bank of Canada	USD	282,486	EUR	222,000	290,456	(7,970)
04/20/12	UBS	USD	683,880	EUR	531,000	694,739	(10,859)
United States Dollar/New Taiwan Dollar
03/02/12	Royal Bank of Canada	USD	141,149	TWD	4,250,000	143,484	(2,335)
United States Dollar/Singapore Dollar
04/20/12	UBS	USD	1,108,292	SGD	1,424,000	1,132,355	(24,063)
United States Dollar/Swedish Krona
04/20/12	UBS	USD	457,038	SEK	3,185,000	466,604	(9,566)
United States Dollar/Swiss Franc
04/20/12	Royal Bank of Canada	USD	417,814	CHF	397,000	431,876	(14,062)

						$4,013,768	$(83,624)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (98.3%)
Alaska (1.0%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/21	$1,000,000	$1,178,460

Arizona (1.8%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,179,300

California (16.5%)
Brea Redevelopment Agency Tax Allocation Bonds, Series A, 0.00%, 08/01/25(a)	1,000,000	479,620
Cabrillo Community College District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/37(a)	2,500,000	607,000
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,111,680
Centinela Valley Union High School District General Obligation Unlimited Bonds, Series A, 0.00%, 08/01/34(a)	2,750,000	605,495
Cypress School District General Obligation Unlimited Bonds, Series B-1, 0.00%, 08/01/31(a)	1,740,000	600,787
Franklin-Mckinley School District General Obligation Unlimited Bonds, 0.00%, 08/01/35(a)	1,600,000	423,344
Long Beach Unified School District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/35(a)	2,000,000	537,700
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,200,090
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,388,556
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.125%, 11/01/29	500,000	572,005
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/39	500,000	607,530
Magnolia School District General Obligation Unlimited Bonds, 0.00%, 08/01/36(a)	2,500,000	619,150
Portola Valley School District General Obligation Unlimited Bonds, 5.00%, 08/01/29	1,000,000	1,152,230
Rancho Cucamonga Redevelopment Agency (Rancho Redevelopment Project), 5.375%, 09/01/25	500,000	500,185
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/24	300,000	363,819
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/26	465,000	531,021
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	2,179,680
State of California General Obligation Unlimited Bonds, Series A, 5.00%, 07/01/22	1,100,000	1,268,300
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/29	1,000,000	1,097,890
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	3,320,000	3,764,681

		19,610,763

Connecticut (1.9%)
City of Harford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/15	100,000	113,181
5.00%, 08/15/16	1,870,000	2,180,813

		2,293,994

Georgia (4.1%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	621,080
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	117,899
Georgia Local Government Certificate of Participation (Grantor Trust), Series A, 4.75%, 06/01/28	936,000	963,893
Municipal Electric Authority of Georgia Revenue Bonds, Escrowed to Maturity, Series V, 6.60%, 01/01/18	465,000	563,227
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series V, 6.60%, 01/01/18	55,000	61,641

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Tax-Free Income Fund

Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series V, 6.60%, 01/01/18	$2,230,000	$2,527,303

		4,855,043

Illinois (2.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/41	500,000	550,280
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,212,975
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,189,810

		2,953,065

Indiana (3.4%)
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	3,515,000	4,059,790

Louisiana (1.4%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/24	540,000	630,137
Saint John The Baptist Parish Revenue Bonds, 5.125%, 06/01/37	1,000,000	1,014,580

		1,644,717

Massachusetts (5.9%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/16	1,000,000	1,215,120
5.50%, 10/01/18	2,000,000	2,547,480
5.50%, 08/01/19	1,000,000	1,289,090
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,938,015

		6,989,705

Michigan (1.6%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/20	900,000	1,061,658
State of Michigan General Obligation Unlimited Bonds (Environmental Protection Program), Partially Prerefunded, 6.25%, 11/01/12	870,000	908,593

		1,970,251

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	592,870

Mississippi (1.0%)
Mississippi Development Bank Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,171,530

New Hampshire (1.9%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,146,980
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/23	1,000,000	1,154,980

		2,301,960

New Jersey (3.6%)
New Jersey Economic Development Authority Revenue Bonds, Series BB, 5.25%, 09/01/24	2,000,000	2,323,540
New Jersey State Turnpike Authority Revenue Bonds, Escrowed to Maturity, Series C, 6.50%, 01/01/16	610,000	683,956
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,228,190

		4,235,686

New York (9.6%)
New York City Transitional Finance Authority Revenue Bonds, Series D, 5.00%, 02/01/23	2,000,000	2,095,320
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/14	945,000	1,003,968

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Tax-Free Income Fund

New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/39	$2,500,000	$2,705,525
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,481,854
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/27	2,565,000	2,941,952
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/30	1,000,000	1,180,800

		11,409,419

North Carolina (0.1%)
North Carolina Housing Finance Agency Revenue Bonds (Single Family), Series AA, 6.25%, 03/01/17	150,000	150,040

Ohio (0.8%)
Ohio Air Quality Development Authority Revenue Bonds, 5.75%, 06/01/33(b)	800,000	898,792

Pennsylvania (6.3%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	999,848
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/29	4,100,000	5,248,984
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A, 5.00%, 06/01/22	1,000,000	1,214,150

		7,462,982

Puerto Rico (1.0%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds (Public Improvement), Series A, 5.50%, 07/01/17	250,000	284,745
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C, 5.00%, 08/01/22	750,000	906,892

		1,191,637

South Carolina (1.7%)
City of Greenville Revenue Bonds, Prerefunded, 5.25%, 02/01/16	1,685,000	1,685,000
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/30	350,000	392,413

		2,077,413

Tennessee (0.4%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/23	500,000	538,685

Texas (23.6%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,802,572
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/20	1,500,000	1,641,390
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/36	1,250,000	1,339,450
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,852,552
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	7,242,426
Lower Colorado River Authority Revenue Bonds, Escrowed to Maturity, Series B, 6.00%, 01/01/17	1,245,000	1,545,966
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/16	500,000	528,850
San Antonio Water Revenue Bonds, Prerefunded, 5.00%, 05/15/25	115,000	116,579
San Antonio Water Revenue Bonds, Unrefuned, 5.00%, 05/15/25	885,000	892,399
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,963,000
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,319,409
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/27	1,500,000	1,718,790
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/25	2,065,000	2,441,408

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Tax-Free Income Fund

Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/26	$500,000	$582,205
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/28	1,000,000	1,155,920

		28,142,916

Washington (7.2%)
City of Seattle Revenue Bonds
4.50%, 08/01/19	1,000,000	1,076,750
5.00%, 02/01/26	1,000,000	1,158,880
County of King General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,298,020
State of Washington General Obligation Unlimited Bonds, Series C, 5.00%, 01/01/26	200,000	233,290
State of Washington General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,416,587
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,428,620

		8,612,147

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/15/28	500,000	543,940

Total Municipal Bonds		117,065,105

REPURCHASE AGREEMENT (1.3%)
United States (1.3%)
State Street Bank, 0.07%, dated 01/31/12, due 02/01/12, repurchase price $1,534,003, collateralized by U.S. Treasury Note, maturing 8/31/14; total market value of $1,569,031 1,534,000		1,534,000

Total Repurchase Agreement		1,534,000

Total Investments (Cost $105,249,610) (c)—99.6%		118,599,105

Other assets in excess of liabilities—0.4%		510,912

Net Assets—100.0%		$119,110,017

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2012.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (10.6%)
UNITED STATES (10.6%)
Ally Master Owner Trust
Series 2010-1, Class A (USD), 2.04%, 01/15/15 (a)(b)	$377,000	$381,560
Series 2010-3, Class A (USD), 2.88%, 04/15/15 (b)	223,000	226,890
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (b)	300,000	301,918
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.35%, 07/15/16 (a)	100,000	99,755
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.55%, 04/07/24 (a)(b)	200,000	200,017
Citibank Omni Master Trust, Series 2009-A8, Class A8 (USD), 2.39%, 05/16/16 (a)(b)	250,000	251,323
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3 (USD), 2.59%, 10/15/13 (b)	195,324	196,540
CNH Wholesale Master Note Trust, Series 2011-1A, Class A (USD), 1.09%, 12/15/15 (a)(b)	300,000	300,276
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A (USD), 1.94%, 12/15/14 (a)(b)	200,000	201,961
Series 2010-5, Class A1 (USD), 1.50%, 09/15/15	200,000	201,995
Series 2010-5, Class A2 (USD), 0.99%, 09/15/15 (a)	100,000	100,329
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A (USD), 0.84%, 01/15/17 (a)	500,000	503,860
GE Dealer Floorplan Master Note Trust, Series 2009-2A, Class A (USD), 1.84%, 10/20/14 (a)(b)	200,000	201,547
Santander Drive Auto Receivables Trust, Series 2010-A, Class A4, ABS (USD), 2.39%, 06/15/17 (b)	220,000	224,232
World Financial Network Credit Card Master Trust
Series 2009-B, Class A (USD), 3.79%, 05/15/16	176,000	178,488
Series 2009-D, Class A (USD), 4.66%, 05/15/17	100,000	104,881

		3,675,572

Total Asset-Backed Securities		3,675,572

CORPORATE BONDS (51.4%)
ISRAEL (1.1%)
Pharmaceuticals (1.1%)
Teva Pharmaceutical Finance Co. BV (USD), 1.34%, 11/08/13 (a)	390,000	392,852

UNITED STATES (50.3%)
Auto Parts & Equipment (0.7%)
Johnson Controls, Inc. (USD), 0.84%, 02/04/14 (a)	225,000	224,820

Beverages (2.0%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 1.11%, 01/27/14 (a)	205,000	205,690
PepsiAmericas, Inc. (USD), 4.38%, 02/15/14	140,000	149,986
SABMiller Holdings, Inc. (USD), 1.85%, 01/15/15 (b)	340,000	340,992

		696,668

Chemicals (1.4%)
Dow Chemical Co. (USD), 4.85%, 08/15/12	235,000	239,935
EI du Pont de Nemours & Co. (USD), 5.00%, 01/15/13	100,000	104,178
Rohm and Haas Co. (USD), 5.60%, 03/15/13	125,000	130,696

		474,809

Commercial Banks (8.5%)
Citigroup, Inc. (USD), 5.30%, 10/17/12	350,000	359,555

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Goldman Sachs Group, Inc.
(USD), 1.44%, 02/07/14 (a)	$200,000	$193,325
(USD), MTN, 6.00%, 05/01/14	200,000	215,091
JPMorgan Chase & Co.
Series 3 (USD), 0.82%, 12/26/12 (a)(c)	1,000,000	1,005,618
(USD), MTN, 1.36%, 01/24/14 (a)	400,000	398,873
Morgan Stanley (USD), 2.16%, 01/24/14 (a)	230,000	221,243
State Street Corp. (USD), 2.15%, 04/30/12 (c)	50,000	50,256
Wells Fargo & Co.
(USD), 0.77%, 06/15/12 (a)(c)	230,000	230,599
(USD), 4.95%, 10/16/13	250,000	263,794

		2,938,354

Computers & Peripherals (0.8%)
Hewlett-Packard Co. (USD), 0.92%, 05/30/14 (a)	300,000	292,190

Cosmetics/Personal Care (1.4%)
Colgate-Palmolive Co. (USD), MTN, 1.25%, 05/01/14	410,000	417,140
Procter & Gamble Co. (USD), 1.38%, 08/01/12	75,000	75,328

		492,468

Diversified Financial Services (10.8%)
American Honda Finance Corp. (USD), MTN, 4.63%, 04/02/13 (b)	210,000	218,812
Boeing Capital Corp. (USD), 5.80%, 01/15/13	120,000	126,171
Caterpillar Financial Services Corp. (USD), MTN, 1.38%, 05/20/14	230,000	233,431
ERAC USA Finance LLC (USD), 2.25%, 01/10/14 (b)	75,000	75,213
General Electric Capital Corp.
(USD), 0.57%, 12/21/12 (a)(c)	1,000,000	1,003,735
(USD), MTN, 1.21%, 04/07/14 (a)	350,000	346,926
Harley-Davidson Funding Corp., Series B (USD), 5.25%, 12/15/12 (b)	70,000	72,116
HSBC Finance Corp. (USD), 0.82%, 01/15/14 (a)	200,000	190,611
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (b)	215,000	226,556
John Deere Capital Corp. (USD), 5.10%, 01/15/13	150,000	156,542
MassMutual Global Funding II (USD), 1.07%, 09/27/13 (a)(b)	100,000	99,938
National Rural Utilities Cooperative Finance Corp.
(USD), 4.75%, 03/01/14	125,000	134,603
(USD), 1.00%, 02/02/15	150,000	150,009
PACCAR Financial Corp. (USD), MTN, 1.55%, 09/29/14	380,000	385,673
USAA Capital Corp. (USD), 1.05%, 09/30/14 (b)	315,000	313,545

		3,733,881

Diversified Telecommunication Services (2.0%)
Cisco Systems, Inc. (USD), 1.63%, 03/14/14	340,000	347,533
Verizon Communications, Inc. (USD), 1.25%, 11/03/14	350,000	353,329

		700,862

Electric Utilities (7.8%)
Ameren Corp. (USD), 8.88%, 05/15/14	75,000	84,686
Appalachian Power Co., Series O (USD), 5.65%, 08/15/12	250,000	256,073
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/13	110,000	117,167
Commonwealth Edison Co. (USD), 1.63%, 01/15/14	170,000	172,811
Consolidated Edison Co. of New York, Inc., Series 02-B (USD), 4.88%, 02/01/13	257,000	267,565
Detroit Edison Co., Series J (USD), 6.40%, 10/01/13	400,000	434,314
Duke Energy Ohio, Inc. (USD), 5.70%, 09/15/12	150,000	154,635
Entergy Louisiana LLC (USD), 1.88%, 12/15/14	345,000	347,184
Florida Power Corp. (USD), 4.80%, 03/01/13	100,000	104,262
Oncor Electric Delivery Co. LLC (USD), 5.95%, 09/01/13	30,000	32,138
PSEG Power LLC (USD), 2.50%, 04/15/13	25,000	25,455
Public Service Electric & Gas Co., Series G (USD), MTN, 0.85%, 08/15/14	400,000	400,811

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Southern California Edison Co. (USD), 1.00%, 09/15/14 (a)	$320,000	$318,757

		2,715,858

Energy Equipment & Services (0.9%)
Enbridge Energy Partners LP, Series B (USD), 4.75%, 06/01/13	90,000	93,624
Enterprise Products Operating LLC (USD), 4.60%, 08/01/12	200,000	203,794

		297,418

Food Products (0.3%)
Kroger Co. (USD), 5.00%, 04/15/13	100,000	104,550

Gas Utilities (0.7%)
Sempra Energy (USD), 1.31%, 03/15/14 (a)	250,000	249,243

Healthcare Providers & Services (0.4%)
Quest Diagnostics, Inc. (USD), 1.42%, 03/24/14 (a)	140,000	140,722

Information Technology Services (1.0%)
International Business Machines Corp. (USD), 0.88%, 10/31/14	350,000	352,155

Insurance (3.0%)
21st Century Insurance Group (USD), 5.90%, 12/15/13	75,000	78,751
MetLife Institutional Funding II (USD), 1.48%, 04/04/14 (a)(b)	400,000	399,911
New York Life Global Funding (USD), 0.84%, 04/04/14 (a)(b)	400,000	396,244
Prudential Financial, Inc., Series B (USD), MTN, 4.75%, 04/01/14	170,000	179,210

		1,054,116

Media (1.9%)
Comcast Corp. (USD), 5.30%, 01/15/14	200,000	215,962
COX Communications, Inc. (USD), 7.13%, 10/01/12	100,000	104,362
Walt Disney Co., Series E (USD), 0.88%, 12/01/14	350,000	352,222

		672,546

Metals & Mining (0.2%)
Nucor Corp. (USD), 5.00%, 12/01/12	48,000	49,658

Office/Business Equipment (0.4%)
Xerox Corp. (USD), 5.50%, 05/15/12	150,000	151,950

Oil & Gas Services (0.3%)
Cameron International Corp. (USD), 1.46%, 06/02/14 (a)	95,000	95,195

Oil, Gas & Consumable Fuels (1.5%)
EOG Resources, Inc. (USD), 6.13%, 10/01/13	400,000	432,857
Praxair, Inc. (USD), 6.38%, 04/01/12	100,000	100,935

		533,792

Pharmaceuticals (0.9%)
Aristotle Holding, Inc. (USD), 2.75%, 11/21/14 (b)	175,000	178,703
GlaxoSmithKline Capital, Inc. (USD), 4.85%, 05/15/13	135,000	142,773

		321,476

Real Estate Investment Trust (REIT) Funds (0.7%)
HCP, Inc. (USD), 2.70%, 02/01/14	125,000	126,288
Mack-Cali Realty LP (USD), 5.13%, 02/15/14	105,000	109,434

		235,722

Semiconductors (1.0%)
Texas Instruments, Inc. (USD), 1.38%, 05/15/14	350,000	354,958

Specialty Retail (1.1%)
Target Corp. (USD), 1.13%, 07/18/14	390,000	395,286

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Transportation (0.6%)
Burlington Northern Santa Fe LLC (USD), 5.90%, 07/01/12	$200,000	$203,803

		17,482,500

Total Corporate Bonds		17,875,352

FOREIGN NON-GOVERNMENT BONDS (13.1%)
AUSTRALIA (2.6%)
Commercial Banks (2.4%)
National Australia Bank Ltd.
(USD), 0.68%, 02/01/12 (a)(b)	100,000	100,000
(USD), 1.51%, 07/25/14 (a)(b)	400,000	397,305
Westpac Banking Corp. (USD), 1.31%, 03/31/14 (a)(b)	350,000	344,845

		842,150

Metals & Mining (0.2%)
BHP Billiton Finance USA Ltd. (USD), 5.50%, 04/01/14	55,000	60,729

		902,879

CANADA (5.4%)
Commercial Banks (3.7%)
Bank of Montreal (USD), MTN, 1.02%, 04/29/14 (a)	400,000	399,474
Bank of Nova Scotia (USD), 1.62%, 01/12/15 (a)	235,000	237,184
Royal Bank of Canada (USD), 1.45%, 10/30/14	350,000	354,924
Toronto-Dominion Bank (USD), MTN, 0.89%, 11/01/13 (a)	300,000	301,503

		1,293,085

Metals & Mining (1.0%)
Barrick Gold Corp. (USD), 1.75%, 05/30/14	350,000	356,186

Oil, Gas & Consumable Fuels (0.7%)
Total Capital Canada Ltd. (USD), 1.63%, 01/28/14	235,000	240,741

		1,890,012

FRANCE (1.6%)
Electric Utilities (0.3%)
EDF SA (USD), 5.50%, 01/26/14 (b)	100,000	107,027

Pharmaceuticals (1.3%)
Sanofi-Aventis (USD), 0.88%, 03/28/14 (a)	435,000	435,117

		542,144

GERMANY (0.7%)
Commercial Banks (0.7%)
Deutsche Bank AG (USD), GMTN, 4.88%, 05/20/13	245,000	253,587

NETHERLANDS (0.7%)
Commercial Banks (0.7%)
ING Bank NV (USD), 2.38%, 06/09/14 (b)	225,000	222,449

UNITED KINGDOM (2.1%)
Commercial Banks (0.6%)
Barclays Bank PLC (USD), 2.50%, 01/23/13	200,000	201,582

Food Products (0.5%)
TESCO PLC (USD), 2.00%, 12/05/14 (b)	175,000	177,046

Oil, Gas & Consumable Fuels (1.0%)
BP Capital Markets PLC

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

(USD), 3.13%, 03/10/12	$100,000	$100,225
(USD), 1.15%, 12/06/13 (a)	250,000	251,252

		351,477

		730,105

Total Foreign Non-Government Bonds		4,541,176

MUNICIPAL BONDS (0.5%)
UNITED STATES (0.5%)
ILLINOIS (0.5%)
State of Illinois General Obligations Unlimited Bonds (USD), 4.03%, 03/01/14	170,000	175,637

Total Municipal Bonds		175,637

U.S. AGENCY DEBENTURES (21.8%)
UNITED STATES (21.8%)
Federal Home Loan Bank
(USD), 0.35%, 07/25/12	1,000,000	1,000,223
(USD), 0.33%, 08/08/12	815,000	815,273
Series 1 (USD), 0.40%, 08/17/12	625,000	625,016
Federal Home Loan Bank Discount Note (USD), 0.00%, 10/31/12 (d)	525,000	524,721
Federal Home Loan Mortgage Corp.
(USD), 1.00%, 08/28/12	800,000	803,875
(USD), 0.50%, 02/15/13	1,250,000	1,250,088
(USD), 0.50%, 08/23/13	665,000	664,446
(USD), 0.27%, 11/04/13 (a)	500,000	500,388
Federal National Mortgage Association
(USD), 0.32%, 09/17/12 (a)	650,000	650,664
(USD), 0.30%, 11/23/12 (a)	130,000	130,153
Series 2 (USD), 1.50%, 03/28/14	600,000	601,019

		7,565,866

Total U.S. Agency Debentures		7,565,866

U.S. TREASURY OBLIGATIONS (0.1%)
UNITED STATES (0.1%)
U.S. Treasury Note (USD), 0.75%, 05/31/12	50,000	50,109

Total U.S. Treasury Obligations		50,109

YANKEE DOLLARS (0.5%)
CANADA (0.5%)
Electric Utilities (0.3%)
TransAlta Corp. (USD), 5.75%, 12/15/13	100,000	106,703

Metals & Mining (0.2%)
Xstrata Canada Corp. (USD), 7.35%, 06/05/12	60,000	61,255

		167,958

Total Yankee Dollars		167,958

Total Investments (Cost $33,973,819) (e)—98.0%		34,051,670

Other assets in excess of liabilities—2.0%		702,501

Net Assets—100.0%		$34,754,171

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2012.
(b)	Denotes a restricted security.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

(c)	FDIC Guaranteed.
(d)	Issued with a zero coupon.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (45.7%)
Alternative Investment (2.9%)
AQR Managed Futures Strategy Fund, Class I	25,313	$240,980

Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	29,944	251,532

Equity Funds (13.7%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	12,971	182,116
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	37,132	422,934
Aberdeen Global Natural Resources Fund, Institutional Class (a)	10,270	178,181
Aberdeen International Equity Institutional Fund, Institutional Class (a)	27,985	350,083

		1,133,314

Fixed Income Funds (26.1%)
Eaton Vance Floating-Rate Fund, Class I	55,322	494,581
Oppenheimer International Bond Fund, Class Y	196,103	1,249,174
PIMCO Emerging Markets Currency Fund, Institutional Class	39,857	412,919

		2,156,674

Total Mutual Funds		3,782,500

EXCHANGE TRADED FUNDS (53.5%)
Equity Funds (19.7%)
iShares Russell Midcap Index Fund	5,100	532,338
iShares S&P 500 Index Fund	2,600	342,602
iShares S&P Global Healthcare Sector Index Fund	7,200	411,408
iShares S&P Global Infrastructure Index Fund	10,000	341,300

		1,627,648

Fixed Income Funds (29.4%)
iShares Barclays 1-3 Year Treasury Bond Fund	2,950	249,482
iShares Barclays 7-10 Year Treasury Bond Fund	6,000	638,880
iShares Barclays Aggregate Bond Fund	10,270	1,140,483
iShares Barclays TIPS Bond Fund	3,400	405,824

		2,434,669

Real Estate Investment Trust (REIT) Funds (4.4%)
iShares Cohen & Steers Realty Majors Index Fund	2,630	195,777
SPDR Dow Jones International Real Estate Fund	4,867	169,177

		364,954

Total Exchange Traded Funds		4,427,271

REPURCHASE AGREEMENT (2.0%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $170,000, collateralized by U.S.Treasury Note, maturing 8/31/14; total market value of $175,519	$170,000	170,000

Total Repurchase Agreement		170,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

Total Investments (Cost $7,936,302) (b)—101.2%	8,379,771

Liabilities in excess of other assets—(1.2)%	(100,190)

Net Assets—100.0%	$8,279,581

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.6%)
Alternative Investment (5.7%)
AQR Managed Futures Strategy Fund, Class I	49,272	$469,068

Commodity Fund (5.1%)
Credit Suisse Commodity Return Strategy Fund, Class I*	50,204	421,711

Equity Funds (39.8%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	31,579	443,368
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	36,231	412,673
Aberdeen Global Natural Resources Fund, Institutional Class (a)	20,120	349,084
Aberdeen International Equity Institutional Fund, Institutional Class (a)	78,770	985,407
Aberdeen Small Cap Fund, Institutional Class (a)	36,977	580,169
Aberdeen U.S. Equity Fund, Institutional Class (a)	52,528	512,150

		3,282,851

Fixed Income Funds (10.0%)
Eaton Vance Floating-Rate Fund, Class I	45,756	409,062
PIMCO Emerging Markets Currency Fund, Institutional Class	40,279	417,295

		826,357

Total Mutual Funds		4,999,987

EXCHANGE TRADED FUNDS (38.0%)
Equity Funds (30.6%)
iShares Russell Midcap Index Fund	7,262	758,007
iShares S&P 500 Index Fund	4,519	595,469
iShares S&P Global Healthcare Sector Index Fund	8,800	502,832
iShares S&P Global Infrastructure Index Fund	19,600	668,948

		2,525,256

Real Estate Investment Trust (REIT) Funds (7.4%)
iShares Cohen & Steers Realty Majors Index Fund	4,684	348,677
SPDR Dow Jones International Real Estate Fund	7,677	266,853

		615,530

Total Exchange Traded Funds		3,140,786

Total Investments (Cost $7,346,874) (b)—98.6%		8,140,773

Other assets in excess of liabilities—1.4%		112,461

Net Assets—100.0%		$8,253,234

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (53.5%)
Alternative Investment (3.9%)
AQR Managed Futures Strategy Fund, Class I	123,629	$1,176,951

Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	145,045	1,218,375

Equity Funds (25.7%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	94,423	1,325,694
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	133,452	1,520,019
Aberdeen Global Natural Resources Fund, Institutional Class (a)	54,356	943,082
Aberdeen International Equity Institutional Fund, Institutional Class (a)	194,765	2,436,504
Aberdeen Small Cap Fund, Institutional Class (a)	39,212	615,241
Aberdeen U.S. Equity Fund, Institutional Class (a)	93,449	911,132

		7,751,672

Fixed Income Funds (19.9%)
Eaton Vance Floating-Rate Fund, Class I	167,596	1,498,303
Oppenheimer International Bond Fund, Class Y	436,673	2,781,608
PIMCO Emerging Markets Currency Fund, Institutional Class	164,852	1,707,869

		5,987,780

Total Mutual Funds		16,134,778

EXCHANGE TRADED FUNDS (46.0%)
Equity Funds (22.5%)
iShares Russell Midcap Index Fund	23,711	2,474,954
iShares S&P 500 Index Fund	11,900	1,568,063
iShares S&P Global Healthcare Sector Index Fund	26,200	1,497,068
iShares S&P Global Infrastructure Index Fund	35,900	1,225,267

		6,765,352

Fixed Income Funds (19.1%)
iShares Barclays 7-10 Year Treasury Bond Fund	14,200	1,512,016
iShares Barclays Aggregate Bond Fund	27,428	3,045,879
iShares Barclays TIPS Bond Fund	10,100	1,205,536

		5,763,431

Real Estate Investment Trust (REIT) Funds (4.4%)
iShares Cohen & Steers Realty Majors Index Fund	8,871	660,358
SPDR Dow Jones International Real Estate Fund	18,895	656,790

		1,317,148

Total Exchange Traded Funds		13,845,931

REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $167,000 collateralized by U.S.Treasury Note, maturing 8/31/14; total market value of $175,519	$167,000	167,000

Total Repurchase Agreement		167,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

Total Investments (Cost $27,958,810) (b)—100.0%	30,147,709

Liabilities in excess of other assets—0.0%	(7,317)

Net Assets—100.0%	$30,140,392

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (58.5%)
Alternative Investment (4.7%)
AQR Managed Futures Strategy Fund, Class I	123,837	$1,178,932

Commodity Fund (4.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	117,801	989,531

Equity Funds (33.9%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	96,354	1,352,806
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	109,277	1,244,665
Aberdeen Global Natural Resources Fund, Institutional Class (a)	67,580	1,172,509
Aberdeen International Equity Institutional Fund, Institutional Class (a)	207,394	2,594,500
Aberdeen Small Cap Fund, Institutional Class (a)	68,962	1,082,023
Aberdeen U.S. Equity Fund, Institutional Class (a)	107,944	1,052,452

		8,498,955

Fixed Income Funds (15.9%)
Eaton Vance Floating-Rate Fund, Class I	137,760	1,231,573
Oppenheimer International Bond Fund, Class Y	234,100	1,491,217
PIMCO Emerging Markets Currency Fund, Institutional Class	122,829	1,272,507

		3,995,297

Total Mutual Funds		14,662,715

EXCHANGE TRADED FUNDS (41.1%)
Equity Funds (27.8%)
iShares Russell Midcap Index Fund	22,667	2,365,982
iShares S&P 500 Index Fund	11,720	1,544,344
iShares S&P Global Healthcare Sector Index Fund	27,500	1,571,350
iShares S&P Global Infrastructure Index Fund	44,100	1,505,133

		6,986,809

Fixed Income Funds (7.9%)
iShares Barclays 7-10 Year Treasury Bond Fund	7,300	777,304
iShares Barclays Aggregate Bond Fund	10,879	1,208,113

		1,985,417

Real Estate Investment Trust (REIT) Funds (5.4%)
iShares Cohen & Steers Realty Majors Index Fund	10,855	808,046
SPDR Dow Jones International Real Estate Fund	15,520	539,475

		1,347,521

Total Exchange Traded Funds		10,319,747

REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $136,000, collateralized by U.S.Treasury Note, maturing 8/31/14; total market value of $143,606	$136,000	136,000

Total Repurchase Agreement		136,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

Total Investments (Cost $22,463,503) (b)—100.1%	25,118,462

Liabilities in excess of other assets—(0.1)%	(32,323)

Net Assets—100.0%	$25,086,139

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.3%)
Alternative Investment (5.9%)
AQR Managed Futures Strategy Fund, Class I	159,297	$1,516,507

Commodity Fund (8.0%)
Credit Suisse Commodity Return Strategy Fund, Class I*	246,069	2,066,982

Equity Funds (34.1%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	145,751	1,377,346
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	149,337	2,096,692
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	159,719	1,819,205
Aberdeen Global Natural Resources Fund, Institutional Class (a)	64,032	1,110,953
Aberdeen International Equity Institutional Fund, Institutional Class (a)	105,811	1,323,693
Ivy Micro Cap Growth Fund, Class I	62,797	1,100,210

		8,828,099

Fixed Income Funds (12.3%)
Eaton Vance Floating-Rate Fund, Class I	176,542	1,578,286
PIMCO Emerging Markets Currency Fund, Institutional Class	156,240	1,618,642

		3,196,928

Total Mutual Funds		15,608,516

EXCHANGE TRADED FUNDS (38.9%)
Equity Funds (27.5%)
iShares Russell Midcap Index Fund	25,400	2,651,252
iShares S&P Global Healthcare Sector Index Fund	40,500	2,314,170
iShares S&P Global Infrastructure Index Fund	63,200	2,157,016

		7,122,438

Real Estate Investment Trust (REIT) Funds (11.4%)
iShares Cohen & Steers Realty Majors Index Fund	21,006	1,563,687
SPDR Dow Jones International Real Estate Fund	39,904	1,387,063

		2,950,750

Total Exchange Traded Funds		10,073,188

REPURCHASE AGREEMENT (0.8%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $218,000 collateralized by U.S.Treasury Note, maturing 8/31/14; total market value of $223,388	$218,000	218,000

Total Repurchase Agreement		218,000

Total Investments (Cost $24,817,873) (b)—100.0%		25,899,704

Other assets in excess of liabilities—0.0%		2,917

Net Assets—100.0%		$25,902,621

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (22.3%)
CHINA (3.1%)
Apparel (0.3%)
Texhong Textile Group Ltd., Series REGS (USD), 7.63%, 01/19/16	$2,250,000	$1,867,500

Building Materials (0.3%)
West China Cement Ltd., Series REGS (USD), 7.50%, 01/25/16	2,650,000	2,232,625

Chemicals (0.6%)
Fufeng Group Ltd., Series REGS (USD), 7.63%, 04/13/16	3,550,000	3,026,375
Sinochem Overseas Capital Co. Ltd., Series REGS (USD), 6.30%, 11/12/40	1,050,000	995,312

		4,021,687

Gas Utilities (0.4%)
ENN Energy Holdings Ltd., Series REGS (USD), 6.00%, 05/13/21	2,900,000	2,731,664

Metals & Mining (0.2%)
China Oriental Group Co. Ltd., Series REGS (USD), 7.00%, 11/17/17	1,800,000	1,458,000

Real Estate Management & Development (1.3%)
Agile Property Holdings Ltd., Series REGS (USD), 10.00%, 11/14/16	1,300,000	1,228,500
Central China Real Estate Ltd., Series REGS (USD), 12.25%, 10/20/15	650,000	630,630
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/20	3,100,000	2,970,045
Country Garden Holdings Co.
Series REGS (USD), 11.75%, 09/10/14	950,000	950,000
Series REGS (USD), 11.75%, 09/10/14	50,000	50,000
Series REGS (USD), 11.13%, 02/23/18	1,000,000	937,900
Series REGS (USD), 11.13%, 02/23/18	400,000	375,000
Longfor Properties Co. Ltd., Series REGS (USD), 9.50%, 04/07/16	550,000	528,000
Yanlord Land Group Ltd., Series REGS (USD), 10.63%, 03/29/18	750,000	624,375

		8,294,450

		20,605,926

HONG KONG (4.7%)
Commercial Banks (0.9%)
Wing Hang Bank Ltd.
(USD), EMTN, 6.00%, 04/20/17 (a)(b)	3,400,000	3,079,740
(USD), EMTN, 6.00%, 04/20/17 (a)(b)	3,100,000	2,807,999

		5,887,739

Diversified Holding Companies (1.9%)
Hutchison Whampoa International Ltd.
Series REGS (USD), 4.63%, 09/11/15	300,000	317,915
Series REGS (USD), 7.63%, 04/09/19	5,750,000	7,038,156
Series REGS (USD), 7.45%, 11/24/33	200,000	262,676
Series REGS (USD), 7.45%, 11/24/33	100,000	131,338
Swire Pacific MTN Financing Ltd.
(USD), EMTN, 6.25%, 04/18/18	1,500,000	1,704,717
(USD), EMTN, 5.50%, 08/19/19	2,750,000	2,987,608

		12,442,410

Holding Companies-Diversified Operations (0.9%)
Fita International Ltd. (USD), 7.00%, 02/10/20	5,500,000	5,563,800

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Real Estate Management & Development (1.0%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	$2,400,000	$2,354,753
Hongkong Land Finance (Cayman Island) Co. Ltd. (USD), EMTN, 4.50%, 10/07/25	4,500,000	4,471,978

		6,826,731

		30,720,680

INDIA (2.1%)
Commercial Banks (1.4%)
Axis Bank Ltd. (USD), EMTN, 5.25%, 09/30/15	2,050,000	2,034,582
Bank of Baroda, Series REGS (USD), 5.00%, 08/24/16	2,500,000	2,456,687
ICICI Bank Ltd.
Series REGS (USD), EMTN, 4.75%, 11/25/16	1,300,000	1,274,692
Series REGS (USD), 6.38%, 04/30/22 (b)	2,600,000	2,340,000
Series REGS (USD), 6.38%, 04/30/22 (b)	1,000,000	900,000

		9,005,961

Diversified Financial Services (0.3%)
Indian Railway Finance Corp. Ltd. (USD), 4.41%, 03/30/16	1,800,000	1,784,347

Electric Utilities (0.4%)
NTPC Ltd.
(USD), EMTN, 5.88%, 03/02/16	950,000	1,005,819
(USD), EMTN, 5.63%, 07/14/21	1,800,000	1,797,660

		2,803,479

		13,593,787

INDONESIA (1.7%)
Diversified Telecommunication Services (0.3%)
Indosat Palapa Co. BV, Series REGS (USD), 7.38%, 07/29/20	1,750,000	1,960,000

Electric Utilities (0.4%)
Majapahit Holding BV
Series REGS (USD), 8.00%, 08/07/19	1,250,000	1,493,750
Series REGS (USD), 8.00%, 08/07/19	150,000	179,250
Series REGS (USD), 7.88%, 06/29/37	300,000	369,750
Series REGS (USD), 7.88%, 06/29/37	200,000	246,500

		2,289,250

Independent Power Producers & Energy Traders (0.7%)
Listrindo Capital BV
Series REGS (USD), 9.25%, 01/29/15	800,000	861,296
Series REGS (USD), 9.25%, 01/29/15	3,400,000	3,660,508

		4,521,804

Oil, Gas & Consumable Fuels (0.3%)
Pertamina Persero PT, Series REGS (USD), 5.25%, 05/23/21	2,150,000	2,246,750

		11,017,804

MALAYSIA (2.4%)
Commercial Banks (1.0%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/16 (a)(b)	3,100,000	2,934,113
Public Bank Bhd (USD), 6.84%, 08/22/36 (b)	900,000	909,734
SBB Capital Corp. (USD), 6.62%, 11/02/15 (a)(b)	3,100,000	2,935,235

		6,779,082

Electric Utilities (0.3%)
TNB Capital (L) Ltd., Series REGS (USD), 5.25%, 05/05/15	1,600,000	1,712,096

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Oil, Gas & Consumable Fuels (1.1%)
PETRONAS Capital Ltd.
Series REGS (USD), 5.25%, 08/12/19	$1,200,000	$1,354,449
Series REGS (USD), 5.25%, 08/12/19	700,000	790,096
PETRONAS Global Sukuk Ltd., Series REGS (USD), 4.25%, 08/12/14	5,150,000	5,418,418

		7,562,963

		16,054,141

PHILIPPINES (1.0%)
Diversified Telecommunication Services (0.3%)
Philippine Long Distance Telephone Co.
(USD), EMTN, 8.35%, 03/06/17	1,250,000	1,478,125
(USD), EMTN, 8.35%, 03/06/17	100,000	118,250

		1,596,375

Electric Utilities (0.2%)
Power Sector Assets & Liabilites Management Corp., Series REGS (USD), 6.88%, 11/02/16 (c)	1,250,000	1,437,500

Holding Companies-Diversified Operations (0.5%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/17	3,150,000	3,252,315

		6,286,190

REPUBLIC OF SOUTH KOREA (4.4%)
Commercial Banks (2.8%)
Busan Bank
(USD), 5.50%, 03/14/17 (b)	900,000	899,059
(USD), 6.00%, 10/30/17 (b)	2,240,000	2,256,296
Hana Bank, Series REGS (USD), 4.00%, 11/03/16	900,000	907,284
Hana Funding Ltd. (USD), 8.75%, 12/17/12 (a)(b)	420,000	428,554
National Agricultural Cooperative Federation, Series REGS (USD), 4.25%, 01/28/16	3,600,000	3,677,965
Shinhan Bank
Series REGS (USD), 4.13%, 10/04/16	1,600,000	1,614,413
Series REGS (USD), 5.66%, 03/02/35 (b)	3,350,000	3,276,186
(USD), 6.82%, 09/20/36 (b)	1,650,000	1,633,147
Standard Chartered First Bank Korea Ltd., Series REGS (USD), 7.27%, 03/03/34 (b)	3,690,000	3,726,900

		18,419,804

Diversified Financial Services (0.9%)
Hyundai Capital Services, Inc.
Series REGS (USD), 6.00%, 05/05/15	1,000,000	1,072,870
Series REGS (USD), 6.00%, 05/05/15	4,100,000	4,386,053
Series REGS (USD), 4.38%, 07/27/16	450,000	461,299

		5,920,222

Electric Utilities (0.7%)
Korea South-East Power Co. Ltd.
Series REGS (USD), 6.00%, 05/25/16	3,600,000	3,962,664
(USD), EMTN, 3.63%, 01/29/17	450,000	450,249

		4,412,913

		28,752,939

SINGAPORE (1.5%)
Commercial Banks (0.4%)
Oversea-Chinese Banking Corp. Ltd. (USD), EMTN, 3.75%, 11/15/22 (b)	2,800,000	2,717,252

Investment Companies (0.7%)
Temasek Financial (I) Ltd.
Series REGS (USD), 4.30%, 10/25/19	4,250,000	4,611,904

Semiconductors & Semiconductor Equipment (0.4%)
STATS ChipPAC Ltd., Series REGS (USD), 7.50%, 08/12/15	2,100,000	2,247,000

		9,576,156

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

THAILAND (1.4%)
Commercial Banks (0.9%)
Bangkok Bank PCL
Series REGS (USD), 4.80%, 10/18/20	$950,000	$963,172
Series REGS (USD), 9.03%, 03/15/29	2,450,000	2,878,750
Series REGS (USD), 9.03%, 03/15/29	600,000	705,000
Kasikornbank PCL, Series REGS (USD), 8.25%, 08/21/16	1,200,000	1,294,731

		5,841,653

Oil, Gas & Consumable Fuels (0.5%)
PTTEP Australia International Finance Pty Ltd., Series REGS (USD), 4.15%, 07/19/15	1,250,000	1,294,879
PTTEP Canada International Finance Ltd., Series REGS (USD), 5.69%, 04/05/21	1,850,000	1,972,026

		3,266,905

		9,108,558

Total Eurodollar Bonds		145,716,181

NON-EURODOLLAR BONDS (3.7%)
CHINA (0.3%)
Chemicals (0.3%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	12,000,000	1,821,349

INDIA (1.5%)
Diversified Financial Services (0.8%)
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/16	258,000,000	5,196,369

Electric Utilities (0.7%)
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/16	216,250,000	4,351,110

		9,547,479

SINGAPORE (1.9%)
Investment Companies (1.5%)
Temasek Financial (I) Ltd.
(SGD), MTN, 3.27%, 02/19/20	11,000,000	9,528,387

Real Estate (0.2%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/17	1,750,000	1,429,027

Real Estate Investment Trust (REIT) Fund (0.2%)
CMT MTN Pte. Ltd. (SGD), MTN, 2.85%, 09/01/14	2,000,000	1,610,968

		12,568,382

Total Non-Eurodollar Bonds		23,937,210

CREDIT-LINKED NOTES (1.8%)
INDIA (1.0%)
Sovereign (1.0%)
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes (USD), EMTN, 5.16%, 05/22/14 (b)	7,000,000	6,327,069

INDONESIA (0.8%)
Sovereign (0.8%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/15	41,000,000,000	5,205,951

Total Credit-Linked Notes		11,533,020

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

SOVEREIGN BONDS (64.5%)
CHINA (4.0%)
China Government Bond
Series 1109 (CNY), 2.80%, 03/24/12	$30,000,000	$4,755,455
(CNH), 1.80%, 12/01/15	6,500,000	1,014,020
(CNY), 3.60%, 02/17/16	30,000,000	4,864,000
(CNH), 1.40%, 08/18/16	20,500,000	3,125,463
(CNY), 3.41%, 06/24/20	68,000,000	10,811,962
(CNH), 2.48%, 12/01/20	12,000,000	1,852,790

		26,423,690

HONG KONG (3.1%)
Hong Kong Government Bond
(HKD), 1.91%, 03/21/16	60,000,000	8,189,370
(HKD), 3.52%, 12/05/17	80,950,000	12,074,997

		20,264,367

INDIA (1.8%)
India Government Bond (INR), 7.49%, 04/16/17	600,000,000	11,759,454

INDONESIA (11.6%)
Indonesia Government International Bond
Series REGS (USD), 11.63%, 03/04/19	2,550,000	3,793,125
Series REGS (USD), 11.63%, 03/04/19	700,000	1,041,250
Series REGS (USD), 5.88%, 03/13/20	1,700,000	1,938,000
Series REGS (USD), 6.63%, 02/17/37	2,900,000	3,538,000
Series REGS (USD), 6.63%, 02/17/37	1,000,000	1,220,000
Indonesia Treasury Bond
Series FR27 (IDR), 9.50%, 06/15/15	115,100,000,000	14,695,568
Series FR30 (IDR), 10.75%, 05/15/16	98,500,000,000	13,441,470
Series FR55 (IDR), 7.38%, 09/15/16	114,800,000,000	14,072,858
Series FR31 (IDR), 11.00%, 11/15/20	12,500,000,000	1,928,582
Series FR53 (IDR), 8.25%, 07/15/21	23,000,000,000	3,092,001
Series FR35 (IDR), 12.90%, 06/15/22	35,000,000,000	6,114,547
Series FR40 (IDR), 11.00%, 09/15/25	24,000,000,000	3,886,040
Series FR54 (IDR), 9.50%, 07/15/31	17,000,000,000	2,531,442
Perusahaan Penerbit SBSN
Series REGS (USD), 8.80%, 04/23/14	1,200,000	1,349,939
Series REGS (USD), 4.00%, 11/21/18	900,000	906,750
Perusahaan Penerbit SBSN Indonesia, Series REGS (USD), 8.80%, 04/23/14	2,000,000	2,249,898

		75,799,470

MALAYSIA (13.9%)
1Malaysia Sukuk Global Bhd, Series REGS (USD), 3.93%, 06/04/15	1,250,000	1,310,075
Malaysia Government Bond
Series 3/03 (MYR), 3.70%, 02/25/13	53,500,000	17,741,986
Series 0509 (MYR), 3.21%, 05/31/13	21,500,000	7,099,163
Series 2/04 (MYR), 5.09%, 04/30/14	14,000,000	4,817,951
Series 0409 (MYR), 3.74%, 02/27/15	34,000,000	11,408,654
Series 1/06 (MYR), 4.26%, 09/15/16	55,500,000	19,046,735
Series 0207 (MYR), 3.81%, 02/15/17	30,000,000	10,102,288
Series 0210 (MYR), 4.01%, 09/15/17	25,900,000	8,810,879
Series 0111 (MYR), 4.16%, 07/15/21	18,000,000	6,208,391
Series 0311 (MYR), 4.39%, 04/15/26	4,000,000	1,398,981
Wakala Global Sukuk Bhd, Series REGS (USD), 2.99%, 07/06/16	3,150,000	3,187,976

		91,133,079

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

PHILIPPINES (8.9%)
Philippine Government Bond
Series 5-67 (PHP), 6.25%, 01/27/14	$125,000,000	$3,122,665
Series 5-68 (PHP), 6.38%, 05/13/15	150,000,000	3,762,676
Series 7-48 (PHP), 7.00%, 01/27/16	711,300,000	18,122,915
Series 1042 (PHP), 9.13%, 09/04/16	176,000,000	4,883,467
Series R102 (PHP), 7.38%, 03/03/21	130,000,000	3,550,554
Series 2017 (PHP), 8.00%, 07/19/31	200,000,000	5,762,113
Philippine Government International Bond
(USD), 8.88%, 03/17/15	1,100,000	1,321,375
(USD), 9.38%, 01/18/17	100,000	129,000
(USD), 9.88%, 01/15/19	3,450,000	4,795,500
(USD), 6.50%, 01/20/20	1,450,000	1,736,375
(USD), 10.63%, 03/16/25	3,400,000	5,440,000
(USD), 7.75%, 01/14/31	2,150,000	2,924,000
(USD), 7.75%, 01/14/31	2,050,000	2,788,000

		58,338,640

REPUBLIC OF SOUTH KOREA (12.7%)
Korea Monetary Stabilization Bond
Series 1306 (KRW), 3.76%, 06/02/13	8,300,000,000	7,418,457
Series 1308 (KRW), 3.90%, 08/02/13	16,300,000,000	14,595,534
Korea Treasury Bond
Series 1503 (KRW), 4.50%, 03/10/15	3,900,000,000	3,580,428
Series 1603 (KRW), 4.00%, 03/10/16	18,000,000,000	16,344,420
Series 1809 (KRW), 5.75%, 09/10/18	5,300,000,000	5,300,094
Series 2006 (KRW), 5.00%, 06/10/20	3,500,000,000	3,397,672
Series 2106 (KRW), 4.25%, 06/10/21	5,000,000,000	4,627,102
Korea Treasury Inflation Linked Bond
Series 2006 (KRW), 2.75%, 06/10/20 (d)	6,913,855,000	7,016,706
Series 2106 (KRW), 1.50%, 06/10/21 (d)	17,298,350,000	16,191,647
Republic of Korea
(USD), 5.13%, 12/07/16	350,000	389,785
(USD), 7.13%, 04/16/19	3,200,000	4,012,841

		82,874,686

SINGAPORE (3.5%)
Singapore Government Bond
(SGD), 2.38%, 04/01/17	1,500,000	1,299,677
(SGD), 4.00%, 09/01/18	7,200,000	6,828,068
(SGD), 2.50%, 06/01/19	5,239,000	4,543,492
(SGD), 3.25%, 09/01/20	8,880,000	8,069,035
(SGD), 3.13%, 09/01/22	2,300,000	2,064,308

		22,804,580

SRI LANKA (1.3%)
Sri Lanka Government International Bond
Series REGS (USD), 7.40%, 01/22/15	6,250,000	6,609,375
Series REGS (USD), 6.25%, 10/04/20	850,000	847,875
Series REGS (USD), 6.25%, 07/27/21	700,000	690,122

		8,147,372

THAILAND (3.7%)
Bank of Thailand, Series 4YR (THB), 3.50%, 02/24/15	360,500,000	11,804,816
Thailand Government Bond
(THB), 3.63%, 05/22/15	155,000,000	5,098,255
(THB), 4.13%, 11/18/16	101,900,000	3,438,193

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

(THB), 2.80%, 10/10/17	$124,500,000	$3,950,122

		24,291,386

Total Sovereign Bonds		421,836,724

SOVEREIGN AGENCIES (2.7%)
REPUBLIC OF SOUTH KOREA (1.4%)
Export-Import Bank of Korea
(USD), 4.00%, 01/11/17	950,000	968,718
(USD), 5.00%, 04/11/22	1,100,000	1,130,648
Korea Expressway Corp., Series REGS (USD), 4.50%, 03/23/15	3,150,000	3,279,008
Korea Finance Corp.
(USD), 3.25%, 09/20/16	1,350,000	1,330,484
(USD), 4.63%, 11/16/21	2,650,000	2,633,557

		9,342,415

SINGAPORE (1.3%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/16	5,000,000	4,121,414
(SGD), MTN, 3.95%, 07/15/18	5,000,000	4,548,670

		8,670,084

Total Sovereign Agencies		18,012,499

REPURCHASE AGREEMENT (3.4%)
UNITED STATES (3.4%)
State Street Bank, 0.07%, dated 01/31/12, due 02/01/12, repurchase price $22,359,043, collateralized by U.S.Treasury Note, maturing 06/30/14; and U.S. Treasury Note maturing 08/31/14; total market value of $22,809,741	22,359,000	22,359,000

Total Repurchase Agreement		22,359,000

Total Investments (Cost $620,529,669) (e)—98.4%		643,394,634

Other assets in excess of liabilities—1.6%		10,471,412

Net Assets—100.0%		$653,866,046

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2012.
(c)	This security is government guaranteed.
(d)	Inflation linked security.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
EUR	Euro Currency
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

At January 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	Credit Suisse	274	03/30/12	$89,908
United States Treasury Note 6%-2 year	Credit Suisse	(310)	03/30/12	(106,999)
United States Treasury Note 6%-5 year	Credit Suisse	257	03/30/12	348,528
United States Treasury Note 6%-5 year	Credit Suisse	(45)	03/30/12	(59,829)
United States Treasury Note 6%-10 year	Credit Suisse	214	03/21/12	484,542
United States Treasury Note 6%-10 year	Credit Suisse	(24)	03/21/12	(54,563)
United States Treasury Note 6%-30 year	Credit Suisse	3	03/21/12	5,414

				$707,001

At January 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
07/13/12	Deutsche Bank	CNY	71,366,280	USD	11,300,000	$11,351,876	$51,876
01/30/13	UBS	CNY	86,077,100	USD	13,700,000	13,701,971	1,971
Chinese Yuan Renminbi Offshore/United States Dollar
05/23/12	Credit Suisse	CNH	7,064,750	USD	1,100,000	1,118,655	18,655
05/23/12	Deutsche Bank	CNH	126,904,330	USD	19,800,000	20,094,435	294,435
05/23/12	Royal Bank of Canada	CNH	80,485,100	USD	12,600,000	12,744,267	144,267
05/23/12	Standard Chartered Bank	CNH	49,114,850	USD	7,700,000	7,777,002	77,002
05/23/12	UBS	CNH	112,348,950	USD	17,500,000	17,789,688	289,688
08/23/12	Deutsche Bank	CNH	234,089,580	USD	37,050,000	37,010,974	(39,026)
Euro/United States Dollar
03/02/12	Deutsche Bank	EUR	4,505,835	USD	6,100,000	5,894,082	(205,918)
03/02/12	UBS	EUR	2,114,165	USD	2,700,000	2,765,538	65,538
Hong Kong Dollar/United States Dollar
03/07/12	Deutsche Bank	HKD	377,312,900	USD	48,500,000	48,653,762	153,762
03/07/12	UBS	HKD	125,154,960	USD	16,100,000	16,138,488	38,488
Indian Rupee/United States Dollar
03/15/12	Credit Suisse	INR	74,685,000	USD	1,500,000	1,491,845	(8,155)
03/15/12	Deutsche Bank	INR	1,709,997,760	USD	32,960,000	34,157,472	1,197,472
03/15/12	State Street	INR	45,648,000	USD	900,000	911,826	11,826
Indonesian Rupiah/United States Dollar
03/02/12	HSBC	IDR	19,435,500,000	USD	2,100,000	2,158,301	58,301
03/02/12	Standard Chartered Bank	IDR	69,876,000,000	USD	7,900,000	7,759,688	(140,312)
03/02/12	State Street	IDR	271,633,600,000	USD	30,800,000	30,164,753	(635,247)
03/02/12	UBS	IDR	3,488,000,000	USD	400,000	387,340	(12,660)
06/05/12	Deutsche Bank	IDR	17,527,500,000	USD	1,900,000	1,932,553	32,553
06/05/12	Standard Chartered Bank	IDR	274,263,850,000	USD	31,450,000	30,239,877	(1,210,123)
06/05/12	State Street	IDR	52,638,000,000	USD	6,000,000	5,803,779	(196,221)
06/05/12	UBS	IDR	51,986,500,000	USD	5,900,000	5,731,945	(168,055)
09/13/12	Deutsche Bank	IDR	35,644,000,000	USD	3,800,000	3,893,124	93,124
09/13/12	Royal Bank of Canada	IDR	41,262,500,000	USD	4,400,000	4,506,790	106,790
09/13/12	Standard Chartered Bank	IDR	59,752,000,000	USD	6,389,000	6,526,257	137,257
09/13/12	UBS	IDR	103,991,600,000	USD	11,000,000	11,358,212	358,212

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Malaysian Ringgit/United States Dollar
03/29/12	Deutshce Bank	MYR	5,285,300	USD	1,700,000	$1,731,574	$31,574
03/29/12	UBS	MYR	85,594,132	USD	27,140,000	28,042,408	902,408
06/28/12	Standard Chartered Bank	MYR	5,663,490	USD	1,788,000	1,848,925	60,925
06/28/12	State Street	MYR	3,833,400	USD	1,200,000	1,251,467	51,467
New Taiwan Dollar/United States Dollar
05/24/12	Deutsche Bank	TWD	5,604,000	USD	200,000	189,988	(10,012)
Philippine Peso/United States Dollar
02/23/12	Credit Suisse	PHP	239,894,000	USD	5,600,000	5,601,931	1,931
02/23/12	Deutsche Bank	PHP	735,453,270	USD	17,100,000	17,174,079	74,079
02/23/12	HSBC	PHP	91,547,400	USD	2,100,000	2,137,787	37,787
02/23/12	Standard Chartered Bank	PHP	48,103,000	USD	1,100,000	1,123,286	23,286
02/23/12	State Street	PHP	190,388,000	USD	4,400,000	4,445,882	45,882
03/21/12	Deutsche Bank	PHP	164,936,000	USD	3,800,000	3,851,439	51,439
03/21/12	Royal Bank of Canada	PHP	227,133,750	USD	5,175,000	5,303,825	128,825
03/21/12	UBS	PHP	157,287,000	USD	3,700,000	3,672,826	(27,174)
Singapore Dollar/United States Dollar
03/21/12	Deutsche Bank	SGD	2,086,144	USD	1,600,000	1,658,543	58,543
03/21/12	Standard Chartered Bank	SGD	93,226,013	USD	72,215,000	74,117,305	1,902,305
03/21/12	UBS	SGD	23,504,400	USD	18,000,000	18,686,660	686,660
South Korean Won/United States Dollar
04/24/12	Royal Bank of Canada	KRW	6,180,780,000	USD	5,300,000	5,463,351	163,351
04/24/12	Standard Chartered Bank	KRW	22,935,090,000	USD	20,100,000	20,272,918	172,918
04/24/12	State Street	KRW	73,053,696,000	USD	63,680,000	64,574,047	894,047
Thai Baht/United States Dollar
03/02/12	Deutsche Bank	THB	249,423,920	USD	7,880,000	8,033,235	153,235
03/02/12	State Street	THB	34,155,000	USD	1,100,000	1,100,035	35

						$612,346,011	$5,919,011

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
07/13/12	State Street	USD	11,300,000	CNY	71,026,150	$11,297,773	$2,227
United States Dollar/Chinese Yuan Renminbi Offshore
05/23/12	Credit Suisse	USD	3,600,000	CNH	23,121,000	3,661,053	(61,053)
05/23/12	Deutsche Bank	USD	6,100,000	CNH	38,980,830	6,172,349	(72,349)
05/23/12	Standard Chartered Bank	USD	13,800,000	CNH	88,273,770	13,977,549	(177,549)
05/23/12	UBS	USD	1,078,000	CNH	6,865,452	1,087,097	(9,097)
United States Dollar/Euro
03/02/12	Royal Bank of Canada	USD	25,400,000	EUR	18,789,414	24,578,425	821,575
United States Dollar/Hong Kong Dollar
03/07/12	Deutshce Bank	USD	26,100,000	HKD	202,956,900	26,170,896	(70,896)
03/07/12	Standard Chartered Bank	USD	20,000,000	HKD	155,262,000	20,020,731	(20,731)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Asia Bond Institutional Fund

United States Dollar/Indian Rupee
03/15/12	Credit Suisse	USD	1,700,000	INR	93,262,000	$1,862,923	$(162,923)
03/15/12	Royal Bank of Canada	USD	8,800,000	INR	462,352,000	9,235,553	(435,553)
03/15/12	Standard Chartered Bank	USD	6,500,000	INR	333,925,000	6,670,204	(170,204)
03/15/12	State Street	USD	9,600,000	INR	515,712,000	10,301,427	(701,427)
03/15/12	UBS	USD	13,370,000	INR	716,169,800	14,305,603	(935,603)
United States Dollar/Indonesian Rupiah
03/02/12	Standard Chartered Bank	USD	11,280,000	IDR	99,390,400,000	11,037,246	242,754
03/02/12	UBS	USD	13,420,000	IDR	119,361,400,000	13,255,014	164,986
06/05/12	Deutsche Bank	USD	4,300,000	IDR	39,594,400,000	4,365,613	(65,613)
06/05/12	Standard Chartered Bank	USD	1,900,000	IDR	16,581,300,000	1,828,227	71,773
06/05/12	UBS	USD	8,100,000	IDR	75,880,800,000	8,366,491	(266,491)
09/13/12	Standard Chartered Bank	USD	11,920,000	IDR	112,513,300,000	12,288,973	(368,973)
09/13/12	UBS	USD	2,500,000	IDR	23,690,000,000	2,587,479	(87,479)
United States Dollar/Malaysian Ringgit
03/29/12	Deutsche Bank	USD	1,350,000	MYR	4,280,175	1,402,274	(52,274)
03/29/12	UBS	USD	36,510,000	MYR	115,145,238	37,723,962	(1,213,962)
06/28/12	Credit Suisse	USD	8,000,000	MYR	24,482,400	7,992,619	7,381
United States Dollar/New Taiwan Dollar
05/24/12	UBS	USD	200,000	TWD	5,592,800	189,609	10,391
United States Dollar/Philippine Peso
02/23/12	Credit Suisse	USD	2,200,000	PHP	95,810,000	2,237,326	(37,326)
02/23/12	Deutsche Bank	USD	23,190,000	PHP	992,972,610	23,187,591	2,409
02/23/12	HSBC	USD	200,000	PHP	8,718,800	203,599	(3,599)
United States Dollar/Singapore Dollar
03/21/12	Deutsche Bank	USD	3,200,000	SGD	4,172,288	3,317,086	(117,086)
03/21/12	Royal Bank of Canada	USD	10,850,000	SGD	14,045,678	11,166,709	(316,709)
03/21/12	Standard Chartered Bank	USD	1,600,000	SGD	1,996,640	1,587,385	12,615
United States Dollar/South Korean Won
04/24/12	Credit Suisse	USD	1,900,000	KRW	2,150,420,000	1,900,812	(812)
04/24/12	Royal Bank of Canada	USD	29,900,000	KRW	34,245,740,000	30,270,694	(370,694)
04/24/12	Standard Chartered Bank	USD	7,800,000	KRW	8,716,040,000	7,704,333	95,667
04/24/12	State Street	USD	24,630,000	KRW	28,255,536,000	24,975,797	(345,797)
04/24/12	UBS	USD	1,200,000	KRW	1,382,400,000	1,221,939	(21,939)
United States Dollar/Thai Baht
03/02/12	Credit Suisse	USD	103,000	THB	3,290,850	105,989	(2,989)
03/02/12	Deutsche Bank	USD	18,430,000	THB	579,605,070	18,667,431	(237,431)

						$376,925,781	$(4,894,781)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2012, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
KRW	5,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	$(407,398)

							$(407,398)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.5%)
AUSTRALIA (12.6%)
Food & Staples Retailing (1.4%)
Woolworths Ltd. (a)	195,556	$5,144,139

Insurance (3.2%)
QBE Insurance Group Ltd. (a)	973,150	11,846,811

Metals & Mining (8.0%)
BHP Billiton PLC - London Listing (a)	373,073	12,541,534
Rio Tinto PLC - London Listing (a)	291,740	17,574,804

		30,116,338

		47,107,288

CHINA (5.3%)
Oil, Gas & Consumable Fuels (2.8%)
PetroChina Co. Ltd., H Shares (a)	7,106,000	10,330,886

Wireless Telecommunication Services (2.5%)
China Mobile Ltd. (a)	921,500	9,417,541

		19,748,427

HONG KONG (23.1%)
Commercial Banks (3.9%)
HSBC Holdings PLC (a)	1,177,654	9,848,682
Wing Hang Bank Ltd. (a)	502,049	4,630,300

		14,478,982

Distributors (1.6%)
Li & Fung Ltd. (a)	2,844,000	6,186,181

Food & Staples Retailing (1.4%)
Dairy Farm International Holdings Ltd. (a)	522,000	5,126,243

Industrial Conglomerates (3.9%)
Jardine Strategic Holdings Ltd. (a)	475,500	14,799,126

Insurance (1.9%)
AIA Group Ltd. (a)	2,082,600	6,958,299

Real Estate Management & Development (8.4%)
Hang Lung Group Ltd. (a)	1,011,000	6,426,521
Hang Lung Properties Ltd. (a)	1,333,000	4,585,521
Sun Hung Kai Properties Ltd. (a)	516,700	7,168,868
Swire Pacific Ltd., Class A (a)	1,033,000	11,487,047
Swire Properties Ltd.*	723,100	1,827,494

		31,495,451

Semiconductors & Semiconductor Equipment (2.0%)
ASM Pacific Technology Ltd. (a)	592,400	7,634,347

		86,678,629

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

INDIA (12.6%)
Automobiles (1.2%)
Hero Motocorp Ltd. (a)	121,000	$4,556,531

Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	191,200	3,471,936
ICICI Bank Ltd. ADR	26,800	970,428

		4,442,364

Construction Materials (2.3%)
Grasim Industries Ltd. (a)	42,024	2,223,794
Grasim Industries Ltd. GDR, REG S (a)(b)	20,080	1,067,465
UltraTech Cement Ltd. (a)	211,142	5,202,022
UltraTech Cement Ltd. GDR, REG S (b)	330	8,136

		8,501,417

Information Technology Services (3.5%)
Infosys Ltd. (a)	228,250	12,528,540
Infosys Ltd. ADR	10,390	571,346

		13,099,886

Pharmaceuticals (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	92,230	3,606,451

Thrifts & Mortgage Finance (3.5%)
Housing Development Finance Corp. Ltd. (a)	929,373	13,137,896

		47,344,545

INDONESIA (1.2%)
Household Products (1.2%)
PT Unilever Indonesia Tbk (a)	2,038,500	4,433,481

MALAYSIA (3.1%)
Commercial Banks (2.3%)
CIMB Group Holdings Bhd (a)	2,174,400	4,936,917
Public Bank Bhd (Foreign Mkt) (a)	814,500	3,637,992

		8,574,909

Tobacco (0.8%)
British American Tobacco Bhd (a)	199,500	3,238,046

		11,812,955

PHILIPPINES (2.1%)
Commercial Banks (1.0%)
Bank of the Philippine Islands (a)	2,668,462	3,763,812

Real Estate Management & Development (1.1%)
Ayala Land, Inc. (a)	9,612,700	3,954,062

		7,717,874

REPUBLIC OF SOUTH KOREA (0.7%)
Food & Staples Retailing (0.7%)
E-Mart Co. Ltd. (a)	11,470	2,763,022

SINGAPORE (18.9%)
Aerospace & Defense (2.6%)
Singapore Technologies Engineering Ltd. (a)	4,068,000	9,519,068

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Airlines (1.4%)
Singapore Airlines Ltd. (a)	605,000	$5,328,007

Commercial Banks (7.2%)
Oversea-Chinese Banking Corp. Ltd. (a)	2,433,864	16,583,254
United Overseas Bank Ltd. (a)	745,945	10,239,673

		26,822,927

Diversified Telecommunication Services (2.2%)
Singapore Telecommunications Ltd. (a)	3,345,000	8,238,444

Electronic Equipment, Instruments & Components (1.1%)
Venture Corp. Ltd. (a)	738,000	4,224,126

Industrial Conglomerates (0.9%)
Keppel Corp. Ltd. (a)	388,000	3,339,305

Real Estate Management & Development (3.5%)
City Developments Ltd. (a)	1,691,000	13,225,911

		70,697,788

TAIWAN (4.3%)
Semiconductors & Semiconductor Equipment (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,880,000	10,293,121

Wireless Telecommunication Services (1.5%)
Taiwan Mobile Co. Ltd. (a)	1,910,100	5,776,444

		16,069,565

THAILAND (4.8%)
Construction Materials (2.5%)
Siam Cement PCL, Foreign Shares (a)	721,800	9,408,064

Oil, Gas & Consumable Fuels (2.3%)
PTT Exploration & Production PCL, Foreign Shares	1,539,000	8,787,019

		18,195,083

UNITED KINGDOM (3.8%)
Commercial Banks (3.8%)
Standard Chartered PLC - London Listing (a)	585,992	14,162,181

Total Common Stocks		346,730,838

PREFERRED STOCKS (3.3%)
REPUBLIC OF SOUTH KOREA (3.3%)
Semiconductors & Semiconductor Equipment (3.3%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	21,003	12,330,382

Total Preferred Stocks		12,330,382

REPURCHASE AGREEMENT (2.9%)
UNITED STATES (2.9%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $11,034,021 collateralized by U.S. Treasury Note, maturing 8/31/14 and U.S. Treasury Note, maturing 11/15/41; total market value of $11,258,487	$11,034,000	11,034,000

Total Repurchase Agreement		11,034,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Total Investments (Cost $369,033,029) (c)—98.7%	370,095,220

Other assets in excess of liabilities—1.3%	4,800,558

Net Assets—100.0%	$374,895,778

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (81.7%)
BRAZIL (7.1%)
Multiline Retail (1.6%)
Lojas Renner SA	2,670,521	$90,178,994

Oil, Gas & Consumable Fuels (2.7%)
Ultrapar Participacoes SA	7,744,000	156,679,487

Real Estate Management & Development (1.2%)
Multiplan Empreendimentos Imobiliarios SA	3,023,264	69,213,920

Tobacco (1.6%)
Souza Cruz SA	6,936,000	90,272,802

		406,345,203

CHILE (1.7%)
Commercial Banks (1.7%)
Banco Santander Chile ADR	1,196,000	97,474,000

CHINA (7.1%)
Oil, Gas & Consumable Fuels (3.1%)
PetroChina Co. Ltd., H Shares (a)	121,782,000	177,049,810

Wireless Telecommunication Services (4.0%)
China Mobile Ltd. (a)	22,454,500	229,480,381

		406,530,191

HONG KONG (7.0%)
Insurance (1.7%)
AIA Group Ltd. (a)	29,094,000	97,207,705

Real Estate Management & Development (5.3%)
Hang Lung Group Ltd. (a)	21,850,000	138,891,679
Swire Pacific Ltd., Class A (a)	10,300,000	114,536,868
Swire Pacific Ltd., Class B (a)	14,405,000	30,540,097
Swire Properties Ltd.*	7,616,700	19,249,716

		303,218,360

		400,426,065

HUNGARY (1.8%)
Hotels, Restaurants & Leisure (0.0%)
Danubius Hotel and SpA PLC* (a)	2,039	27,209

Pharmaceuticals (1.8%)
Richter Gedeon Nyrt. (a)	572,455	94,181,211
Richter Gedeon Nyrt. GDR (a)(b)	41,000	6,771,413

		100,952,624

		100,979,833

INDIA (12.7%)
Automobiles (1.7%)
Hero Motocorp Ltd. (a)	2,648,315	99,728,356

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
Commercial Banks (1.4%)
ICICI Bank Ltd. (a)	4,321,000	$78,463,571
ICICI Bank Ltd. ADR	1,100	39,831

		78,503,402

Construction Materials (1.8%)
Grasim Industries Ltd. (a)	545,630	28,873,231
UltraTech Cement Ltd. (a)	2,975,217	73,302,058

		102,175,289

Household Products (0.9%)
Hindustan Unilever Ltd. (a)	6,840,000	52,489,575

Information Technology Services (2.5%)
Infosys Ltd. (a)	2,623,515	144,003,560

Pharmaceuticals (0.7%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	1,083,356	42,362,251

Thrifts & Mortgage Finance (2.6%)
Housing Development Finance Corp. Ltd. (a)	10,479,000	148,134,291

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd. (a)	8,365,000	61,813,654

		729,210,378

INDONESIA (3.0%)
Automobiles (3.0%)
PT Astra International Tbk (a)	19,762,000	173,042,748

ITALY (2.3%)
Energy Equipment & Services (2.3%)
Tenaris SA ADR	3,273,100	128,501,906

MALAYSIA (2.0%)
Commercial Banks (2.0%)
CIMB Group Holdings Bhd (a)	32,781,600	74,429,739
Public Bank Bhd (Foreign Mkt) (a)	9,531,400	42,572,324

		117,002,063

MEXICO (6.5%)
Beverages (2.8%)
Fomento Economico Mexicano SAB de CV ADR	2,230,000	157,259,600

Commercial Banks (2.6%)
Grupo Financiero Banorte SAB de CV	37,414,200	149,265,266

Food & Staples Retailing (0.4%)
Organizacion Soriana SAB de CV, Class B*	9,853,779	24,827,038

Household Durables (0.0%)
Consorcio ARA SAB de CV	3,467,000	1,173,036

Transportation Infrastructure (0.7%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	614,015	40,445,168

		372,970,108

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
PHILIPPINES (2.2%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	43,184,217	$60,910,468

Real Estate Management & Development (1.1%)
Ayala Land, Inc. (a)	160,552,000	66,041,037

		126,951,505

POLAND (1.9%)
Commercial Banks (1.9%)
Bank Pekao SA (a)	2,196,073	107,309,469

REPUBLIC OF SOUTH KOREA (1.3%)
Commercial Banks (0.1%)
BS Financial Group, Inc.* (a)	232,010	2,623,191
DGB Financial Group, Inc.* (a)	155,190	2,067,009

		4,690,200

Food & Staples Retailing (0.8%)
E-Mart Co. Ltd. (a)	180,316	43,436,539

Multiline Retail (0.4%)
Shinsegae Co. Ltd. (a)	100,684	24,726,390

		72,853,129

RUSSIA (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
LUKOIL OAO ADR	2,698,000	157,942,269

SOUTH AFRICA (5.2%)
Beverages (1.4%)
SABMiller PLC (a)	2,056,600	78,400,577

Food & Staples Retailing (1.5%)
Massmart Holdings Ltd. (a)	3,786,716	85,174,307

Specialty Retail (2.3%)
Truworths International Ltd. (a)	13,531,737	135,222,677

		298,797,561

TAIWAN (4.3%)
Semiconductors & Semiconductor Equipment (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	71,019,809	188,406,051

Wireless Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	19,816,255	59,927,481

		248,333,532

THAILAND (5.1%)
Commercial Banks (1.3%)
Siam Commercial Bank PCL, Foreign Shares	18,692,000	72,901,345

Construction Materials (1.9%)
Siam Cement PCL, Foreign Shares (a)	8,322,900	108,482,094

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (1.9%)
PTT Exploration & Production PCL, Foreign Shares	19,302,200	$110,207,154

		291,590,593

TURKEY (5.1%)
Commercial Banks (3.6%)
Akbank T.A.S. (a)	36,828,333	138,119,504
Turkiye Garanti Bankasi A.S. (a)	19,090,000	68,739,965

		206,859,469

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	2,682,368	82,586,142

		289,445,611

UNITED KINGDOM (2.6%)
Commercial Banks (2.6%)
Standard Chartered PLC - London Listing (a)	6,247,750	150,994,840

Total Common Stocks		4,676,701,004

PREFERRED STOCKS (14.8%)
BRAZIL (10.8%)
Commercial Banks (3.2%)
Banco Bradesco SA ADR, Preferred Shares	10,156,180	181,592,498

Metals & Mining (4.2%)
Vale SA ADR, Preferred Shares	9,955,000	241,010,550

Oil, Gas & Consumable Fuels (3.4%)
Petroleo Brasileiro SA ADR, Preferred Shares	6,923,000	193,359,390

		615,962,438

REPUBLIC OF SOUTH KOREA (4.0%)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	388,111	227,851,101

Total Preferred Stocks		843,813,539

REPURCHASE AGREEMENT (3.5%)
UNITED STATES (3.5%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $199,805,389 collateralized by $191,590,000 U.S. Treasury Note, maturing 8/31/14; market value of $203,803,863	$199,805,000	199,805,000

Total Repurchase Agreement		199,805,000

Total Investments (Cost $5,012,384,894) (c)—100.0%		5,720,319,543

Other assets in excess of liabilities—0.0%		1,021,663

Net Assets—100.0%		$5,721,341,206

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2012 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (85.6%)
AUSTRALIA (5.9%)
Insurance (3.2%)
QBE Insurance Group Ltd. (a)	676,900	$8,240,360

Metals & Mining (2.7%)
BHP Billiton PLC - London Listing (a)	83,100	2,793,559
Rio Tinto PLC - London Listing (a)	72,100	4,343,400

		7,136,959

		15,377,319

CANADA (2.8%)
Diversified Telecommunication Services (0.9%)
TELUS Corp.	40,800	2,299,807

Road & Rail (1.9%)
Canadian National Railway Co.	64,300	4,849,914

		7,149,721

CHINA (4.4%)
Oil, Gas & Consumable Fuels (1.9%)
PetroChina Co. Ltd., H Shares (a)	3,408,000	4,954,638

Wireless Telecommunication Services (2.5%)
China Mobile Ltd. (a)	640,727	6,548,099

		11,502,737

FRANCE (4.8%)
Electrical Equipment (1.5%)
Schneider Electric SA (a)	61,400	3,822,949

Food & Staples Retailing (1.9%)
Casino Guichard-Perrachon SA (a)	55,100	4,909,778

Multi-Utilities (1.4%)
GDF Suez (a)	134,500	3,661,719

		12,394,446

GERMANY (1.0%)
Chemicals (1.0%)
Linde AG (a)	16,000	2,544,339

HONG KONG (1.6%)
Real Estate Management & Development (1.6%)
Swire Pacific Ltd., Class A (a)	324,000	3,602,907
Swire Properties Ltd.*	226,800	573,193

		4,176,100

ITALY (6.1%)
Energy Equipment & Services (3.1%)
Tenaris SA ADR	205,100	8,052,226

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen International Equity Institutional Fund

Oil, Gas & Consumable Fuels (3.0%)
Eni SpA (a)	355,200	$7,870,109

		15,922,335

JAPAN (8.1%)
Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	94,531	4,922,804

Machinery (1.5%)
FANUC Corp. (a)	23,900	4,023,982

Office Electronics (2.3%)
Canon, Inc. (a)	138,449	5,942,966

Pharmaceuticals (0.9%)
Takeda Pharmaceutical Co. Ltd. (a)	55,500	2,412,848

Real Estate Management & Development (1.5%)
Daito Trust Construction Co. Ltd. (a)	39,900	3,767,373

		21,069,973

MEXICO (2.0%)
Beverages (2.0%)
Fomento Economico Mexicano SAB de CV ADR	74,000	5,218,480

SINGAPORE (5.4%)
Commercial Banks (2.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	763,675	5,203,338

Diversified Telecommunication Services (1.9%)
Singapore Telecommunications Ltd. (a)	2,005,000	4,938,140

Real Estate Management & Development (1.5%)
City Developments Ltd. (a)	474,000	3,707,322

		13,848,800

SPAIN (0.9%)
Insurance (0.9%)
Mapfre SA (a)	711,800	2,370,670

SWEDEN (4.8%)
Commercial Banks (1.9%)
Nordea Bank AB (a)	594,000	4,986,289

Communications Equipment (1.7%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	481,400	4,480,017

Machinery (1.2%)
Atlas Copco AB, A Shares (a)	127,200	3,033,072

		12,499,378

SWITZERLAND (15.9%)
Food Products (3.4%)
Nestle SA (a)	151,800	8,710,896

Insurance (3.7%)
Zurich Financial Services AG* (a)	40,475	9,741,093

Machinery (1.0%)
Schindler Holding AG (a)	22,700	2,641,652

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2012 (Unaudited)

Aberdeen International Equity Institutional Fund

Pharmaceuticals (7.8%)
Novartis AG (a)	173,500	$9,416,425
Roche Holding AG (a)	63,200	10,722,161

		20,138,586

		41,232,227

TAIWAN (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,659,000	9,706,837

UNITED KINGDOM (18.1%)
Commercial Banks (5.0%)
HSBC Holdings PLC (a)	607,200	5,073,224
Standard Chartered PLC - London Listing (a)	333,300	8,055,153

		13,128,377

Machinery (1.0%)
Weir Group PLC (The) (a)	86,500	2,672,419

Multi-Utilities (1.9%)
Centrica PLC (a)	1,053,400	4,877,370

Oil, Gas & Consumable Fuels (1.8%)
Royal Dutch Shell PLC, Class A (a)	130,500	4,629,723

Tobacco (4.1%)
British American Tobacco PLC (a)	229,500	10,568,062

Wireless Telecommunication Services (4.3%)
Vodafone Group PLC (a)	4,120,600	11,113,915

		46,989,866

Total Common Stocks		222,003,228

PREFERRED STOCKS (9.2%)
BRAZIL (5.7%)
Commercial Banks (2.9%)
Banco Bradesco SA ADR, Preferred Shares	418,400	7,480,992

Metals & Mining (0.1%)
Vale SA ADR, Preferred Shares	12,090	292,699

Oil, Gas & Consumable Fuels (2.7%)
Petroleo Brasileiro SA ADR, Preferred Shares	253,000	7,066,290

		14,839,981

REPUBLIC OF SOUTH KOREA (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	30,900	9,117,723

Total Preferred Stocks		23,957,704

REPURCHASE AGREEMENT (5.4%)
UNITED STATES (5.4%)
State Street Bank, 0.07%, dated 1/31/12, due 2/01/12, repurchase price $14,063,027 collateralized by U.S. Treasury Note, maturing 08/31/14; total market value $14,344,669	$14,063,000	14,063,000

Total Repurchase Agreement		14,063,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2012 (Unaudited)

Aberdeen International Equity Institutional Fund

Total Investments (Cost $249,436,431) (c)—100.2%	260,023,932

Liabilities in excess of other assets—(0.2)%	(466,337)

Net Assets—100.0%	$259,557,595

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Notes to Statements of Investments

January 31, 2012 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ Investment Adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Funds’ equity securities that are traded on a foreign exchange or market which closes prior to the Funds’ Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Funds’ Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Notes to Statements of Investments (continued)

January 31, 2012 (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally, equity securities valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade are categorized as Level 1 securities. Securities valued at fair value by applying a valuation factor are generally categorized as Level 2. Generally, debt and other fixed-income securities are categorized as Level 2. For derivative instruments, exchange-traded derivatives, i.e., future contracts, are generally categorized as Level 1 and over-the-counter derivative instruments, i.e., forward contracts and swap contracts, are generally categorized as Level 2. The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2012:

	LEVEL 1 – Quoted Prices ($)*	LEVEL 2 – Other Significant Observable Inputs ($)*	Total ($)
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stock	$265,173	$1,292,868	$1,558,041

	265,173	1,292,868	1,558,041

Aberdeen China Opportunities Fund
Investments in Securities
Common Stock	3,796,088	40,809,016	44,605,104
Repurchase Agreement	—	1,377,000	1,377,000

	3,796,088	42,186,016	45,982,104

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stock	72,265,099	198,243,738	270,508,837
Preferred Stock	35,738,780	13,267,944	49,006,724
Repurchase Agreement	—	11,776,000	11,776,000

	108,003,879	223,287,682	331,291,561

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stock - Long Positions	393,713,937	—	393,713,937
Common Stock - Short Positions	(147,345,525)	—	(147,345,525)
Exchange Traded Funds - Short Positions	(30,408,019)	—	(30,408,019)
Repurchase Agreement	—	104,319,000	104,319,000

	215,960,393	104,319,000	320,279,393

Aberdeen Global Equity Fund
Investments in Securities
Common Stock	16,209,057	30,127,592	46,336,649
Preferred Stock	3,126,049	1,298,317	4,424,366
Repurchase Agreement	—	528,000	528,000

	19,335,106	31,953,909	51,289,015

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stock	28,790,681	26,308,720	55,099,401
Repurchase Agreement	—	254,000	254,000

	28,790,681	26,562,720	55,353,401

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stock	13,736,352	37,968,993	51,705,345
Preferred Stock	1,176,640	—	1,176,640
Repurchase Agreement	—	969,000	969,000

	14,912,992	38,937,993	53,850,985

Aberdeen International Equity Fund
Investments in Securities
Common Stock	59,533,335	363,808,898	423,342,233
Preferred Stock	27,975,540	17,261,709	45,237,249
Repurchase Agreement	—	19,357,000	19,357,000

	87,508,875	400,427,607	487,936,482

Aberdeen Small Cap Fund
Investments in Securities
Common Stock	168,512,805	—	168,512,805
Repurchase Agreement	—	1,844,000	1,844,000

	168,512,805	1,844,000	170,356,805

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stock	324,523,171	—	324,523,171
Repurchase Agreement	—	951,000	951,000

	324,523,171	951,000	325,474,171

Aberdeen U.S. Equity Fund II
Investments in Securities
Common Stock	67,517,072	—	67,517,072
Repurchase Agreement	—	1,006,000	1,006,000

	67,517,072	1,006,000	68,523,072

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	3,602,473	3,602,473
Commercial Mortgage Backed Securities	—	6,050,954	6,050,954
Residential Mortgage Backed Securities	—	6,055,631	6,055,631
Corporate Bonds	—	18,682,563	18,682,563
Foreign Non-Government Bonds	—	5,550,331	5,550,331
Municipal Bonds	—	3,843,224	3,843,224
Sovereign Agency	—	311,009	311,009
U.S. Government Mortgage Backed Agencies	—	30,250,137	30,250,137
U.S Treasury Obligations	—	15,136,199	15,136,199
Yankee Dollars	—	230,278	230,278
Repurchase Agreement	—	3,215,000	3,215,000
Other Financial Instruments
Liabilities
Futures Contracts	(9,961)	—	(9,961)

	(9,961)	92,927,799	92,917,838

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Eurodollar Bonds	—	1,673,479	1,673,479
Foreign Non-Government Bonds	—	1,970,140	1,970,140
Sovereign Bonds	—	22,296,971	22,296,971
Repurchase Agreement	—	1,079,000	1,079,000
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	398,215	398,215
Liabilities
Forward Foreign Currency Contracts	—	(217,986)	(217,986)

	—	27,199,819	27,199,819

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	903,711	903,711
Commercial Mortgage Backed Securities	—	928,711	928,711
Residential Mortgage Backed Securities	—	1,028,831	1,028,831
Corporate Bonds	—	3,236,723	3,236,723
Covered Bonds	—	550,043	550,043
Foreign Non-Government Bonds	—	5,813,666	5,813,666
Municipal Bonds	—	578,122	578,122
Sovereign Bonds	—	13,105,165	13,105,165
U.S. Agencies Mortgage Backed	—	4,558,741	4,558,741
U.S Treasury Obligations	—	1,668,270	1,668,270
Yankee Dollars	—	71,472	71,472
Repurchase Agreement	—	623,000	623,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	67,704	67,704
Futures Contracts	11,718	—	11,718
Liabilities
Forward Foreign Currency Exchange Contracts	—	(87,008)	(87,008)
Futures Contracts	(69,556)	—	(69,556)

	(57,838)	33,047,151	32,989,313

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	117,065,105	117,065,105
Repurchase Agreement	—	1,534,000	1,534,000

	—	118,599,105	118,599,105

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	3,675,572	3,675,572
Corporate Bonds	—	17,875,352	17,875,352
Foreign Non-Government Bonds	—	4,541,176	4,541,176
Municipal Bonds	—	175,637	175,637
U.S. Agency Debentures	—	7,565,866	7,565,866
U.S Treasury Obligations	—	50,109	50,109
Yankee Dollars	—	167,958	167,958

	—	34,051,670	34,051,670

Aberdeen Optimal Allocations Defensive Fund
Investments in Securities
Mutual Funds	3,782,500	—	3,782,500
Exchange Traded Funds	4,427,271	—	4,427,271
Repurchase Agreement	—	170,000	170,000

	8,209,771	170,000	8,379,771

Aberdeen Optimal Allocations Growth Fund
Investments in Securities
Mutual Funds	4,999,987	—	4,999,987
Exchange Traded Funds	3,140,786	—	3,140,786

	8,140,773	—	8,140,773

Aberdeen Optimal Allocations Moderate Fund
Investments in Securities
Mutual Funds	16,134,778	—	16,134,778
Exchange Traded Funds	13,845,931	—	13,845,931
Repurchase Agreement	—	167,000	167,000

	29,980,709	167,000	30,147,709

Aberdeen Optimal Allocations Moderate Growth Fund
Investments in Securities
Mutual Funds	14,662,715	—	14,662,715
Exchange Traded Funds	10,319,747	—	10,319,747
Repurchase Agreement	—	136,000	136,000

	24,982,462	136,000	25,118,462

Aberdeen Optimal Allocations Specialty Fund
Investments in Securities
Mutual Funds	15,608,516	—	15,608,516
Exchange Traded Funds	10,073,188	—	10,073,188
Repurchase Agreement	—	218,000	218,000

	25,681,704	218,000	25,899,704

Aberdeen Asia Bond Institutional Fund
Investments in Securities
Eurodollar Bonds	—	145,716,181	145,716,181
Non-Eurodollar Bonds	—	23,937,210	23,937,210
Credit Linked Notes	—	11,533,020	11,533,020
Sovereign Bonds	—	421,836,724	421,836,724
Sovereign Agency	—	18,012,499	18,012,499
Repurchase Agreement	—	22,359,000	22,359,000
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	10,003,692	10,003,692
Futures Contracts	928,392	—	928,392
Liabilities
Forward Foreign Currency Contracts	—	(8,979,462)	(8,979,462)
Futures Contracts	(221,391)	—	(221,391)
Swaps	—	(407,398)	(407,398)

	707,001	644,011,466	644,718,467

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund
Investments in Securities
Common Stocks	3,369,268	343,361,570	346,730,838
Preferred Stocks	—	12,330,382	12,330,382
Repurchase Agreement	—	11,034,000	11,034,000

	3,369,268	366,725,952	370,095,220

Aberdeen Emerging Markets Institutional Fund
Investments in Securities
Common Stocks	1,182,523,033	3,494,177,971	4,676,701,004
Preferred Stocks	615,962,438	227,851,101	843,813,539
Repurchase Agreement	—	199,805,000	199,805,000

	1,798,485,471	3,921,834,072	5,720,319,543

Aberdeen International Equity Institutional Fund
Investments in Securities
Common Stocks	20,993,620	201,009,608	222,003,228
Preferred Stocks	14,839,981	9,117,723	23,957,704
Repurchase Agreement	—	14,063,000	14,063,000

	35,833,601	224,190,331	260,023,932

*	For the period ended January 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

There were no Level 3 securities held in the Funds during the period ended January 31, 2012. For detailed descriptions, see the accompanying Statements of Investments.

For the period ended January 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements

The Funds may enter into repurchase agreements. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

Notes to Statements of Investments (continued)

January 31, 2012 (unaudited)

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies with the Statement of Operations.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. During the period, forward contracts were used to both neutralize the currency exposure of certain Funds relative to their benchmark and to manage foreign exchange exposure.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Funds intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. Futures contracts were used to hedge the duration of the Fund against its benchmark and to manage the overall duration of certain Funds.

Notes to Statements of Investments (continued)

January 31, 2012 (unaudited)

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities. Certain of the Funds are authorized to engage in short selling of portfolio securities, which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g) Credit-Linked Notes

The Asia Bond Institutional Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Notes to Statements of Investments (concluded)

January 31, 2012 (unaudited)

(h) Mortgage Dollar Rolls

The Global Fixed Income Fund may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Global Fixed Income Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Global Fixed Income Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Global Fixed Income Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(i) Security Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain Funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2. Tax Information

As of January 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Asia-Pacific Smaller Companies Fund	$1,654,569	$42,693	$(139,221)	$(96,528)
Aberdeen China Opportunities Fund	38,305,317	9,197,086	(1,520,299)	7,676,787
Aberdeen Emerging Markets Fund	279,883,326	53,499,481	(2,091,246)	51,408,235
Aberdeen Equity Long-Short Fund	467,362,735	42,838,120	(8,744,148)	34,093,972
Aberdeen Global Equity Fund	45,152,637	7,300,222	(1,163,844)	6,136,378
Aberdeen Global Natural Resources Fund	48,499,817	7,172,556	(318,972)	6,853,584
Aberdeen Global Small Cap Fund	42,082,472	13,108,819	(1,340,306)	11,768,513
Aberdeen International Equity Fund	421,167,143	76,703,030	(9,933,691)	66,769,339
Aberdeen Small Cap Fund	150,151,441	28,672,612	(8,467,248)	20,205,364
Aberdeen U.S. Equity Fund	283,712,269	42,998,161	(1,236,259)	41,761,902
Aberdeen U.S. Equity II Fund	59,870,045	8,923,568	(270,541)	8,653,027
Aberdeen Core Fixed Income Fund	90,379,024	2,689,845	(141,070)	2,548,775
Aberdeen Emerging Markets Debt Local Currency Fund	27,898,718	406,590	(1,285,718)	(879,128)
Aberdeen Global Fixed Income Fund	31,701,201	1,997,662	(632,408)	1,365,254
Aberdeen Tax-Free Income Fund	105,249,610	13,365,989	(16,494)	13,349,495
Aberdeen Ultra-Short Duration Bond Fund	33,973,819	144,148	(66,297)	77,851
Aberdeen Optimal Allocations Fund: Defensive	7,936,302	450,890	(7,421)	443,469
Aberdeen Optimal Allocations Fund: Growth	7,346,874	801,706	(7,807)	793,899
Aberdeen Optimal Allocations Fund: Moderate	27,958,810	2,210,444	(21,545)	2,188,899
Aberdeen Optimal Allocations Fund: Moderate Growth	22,463,503	2,689,192	(34,233)	2,654,959
Aberdeen Optimal Allocations Fund: Specialty	24,817,873	1,470,919	(389,088)	1,081,831
Aberdeen Asia Bond Institutional Fund	620,529,669	28,228,012	(5,363,047)	22,864,965
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund	369,033,029	21,375,688	(20,313,497)	1,062,191
Aberdeen Emerging Markets Institutional Fund	5,012,384,894	785,499,737	(77,565,088)	707,934,649
Aberdeen International Equity Institutional Fund	249,436,431	17,240,495	(6,652,994)	10,587,501

3. Subsequent Events

Effective March 1, 2012, Aberdeen PLC is merging a number of its companies (the “Merging Companies”), including AAMISL, into Aberdeen Asset Managers Limited (“AAML”). The merger will be achieved by transferring all the assets and liabilities of the Merging Companies to AAML, a Scottish company that is authorized and regulated in the UK by the Financial Services Authority and acts as the Group’s main operating company in the United Kingdom. AAML will continue to conduct the businesses of the Merging Companies as their successor and will have all necessary regulatory licenses, authorizations and permissions in order to carry on the business of the Merging Companies, including registration with the U.S. Securities and Exchange Commission. There will be no change to the portfolio management team or the level or nature of the services provided to the Fund and the same resources available to AAMISL for the management and compliance oversight of the Fund will be available to AAML. Counsel to the Fund has provided a legal opinion confirming that the transaction will not be deemed an assignment under the U.S. Investment Company Act of 1940, as amended.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: March 29, 2012

By (Signature and Title)	/s/ Andrea Melia
Andrea Melia, Treasurer

Date: March 29, 2012